UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2014

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2014 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (27.6%)
Agency Adjustable Rate Mortgage (0.0%)
United States (0.0%)
Federal National Mortgage Association,
Conventional Pool:
2.33%, 5/1/35	$35	$38

Agency Fixed Rate Mortgages (2.6%)
United States (2.6%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
6.00%, 11/1/37	166	188
6.50%, 5/1/32 — 9/1/32	184	209
7.50%, 5/1/35	9	11
Federal National Mortgage Association,
Conventional Pools:
4.00%, 1/1/42	1,515	1,620
5.00%, 1/1/41 — 3/1/41	1,663	1,853
5.50%, 2/1/38	431	485
6.00%, 1/1/38	19	21
6.50%, 12/1/29	32	37
7.00%, 12/1/17 — 2/1/31	489	559
7.50%, 8/1/37	19	23
January TBA:
3.00%, 1/1/30 (a)	469	488
3.50%, 1/1/30 — 1/1/45 (a)	1,377	1,442
4.50%, 1/1/45 (a)	487	529
5.00%, 1/1/45 (a)	185	204
Government National Mortgage Association,
January TBA:
3.50%, 1/20/45 (a)	355	373
4.00%, 1/20/45 (a)	1,300	1,394
4.50%, 1/20/45 (a)	340	372
Various Pools:
3.50%, 12/15/43	543	573
4.00%, 8/20/41 — 11/20/42	935	1,004
4.50%, 8/15/39	177	194
5.50%, 8/15/39	158	179
		11,758
Asset-Backed Securities (0.2%)
United States (0.2%)
CVS Pass-Through Trust,
6.04%, 12/10/28	364	425
Ford Credit Floorplan Master Owner Trust,
1.86%, 2/15/17 (b)(c)	525	526
		951
Collateralized Mortgage Obligations - Agency Collateral Series (0.4%)
United States (0.4%)
Federal Home Loan Mortgage Corporation,
2.40%, 6/25/22	1,625	1,622
2.79%, 1/25/22	75	77
2.97%, 10/25/21	90	93
IO
0.66%, 1/25/21 (c)	654	19

IO REMIC
5.89%, 4/15/39 (c)		163	28
Federal National Mortgage Association,
6.43%, 9/25/38 (c)		130	19
			1,858
Commercial Mortgage-Backed Securities (0.9%)
United States (0.9%)
COMM Mortgage Trust,
3.28%, 1/10/46		305	308
4.70%, 8/10/47 (c)		322	348
4.74%, 7/15/47 (b)(c)		152	144
Commercial Mortgage Pass-Through Certificates,
2.82%, 10/15/45		376	377
Extended Stay America Trust,
2.96%, 12/5/31 (b)		325	330
JP Morgan Chase Commercial Mortgage Securities Trust,
4.39%, 7/15/46 (b)		100	110
4.57%, 7/15/47 (b)(c)		745	695
JPMBB Commercial Mortgage Securities Trust,
3.96%, 9/15/47 (b)(c)		205	183
4.56%, 9/15/47 (b)(c)		263	242
4.66%, 8/15/47 (c)		361	342
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		255	267
Wells Fargo Commercial Mortgage Trust,
2.92%, 10/15/45		449	453
WF-RBS Commercial Mortgage Trust,
3.99%, 10/15/57 (b)(c)		362	321
			4,120
Corporate Bonds (7.5%)
Australia (0.5%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	400	571
BHP Billiton Finance USA Ltd.,
3.85%, 9/30/23	$170		180
Macquarie Bank Ltd.,
6.63%, 4/7/21 (b)		270	312
Macquarie Group Ltd.,
6.00%, 1/14/20 (b)		260	295
Origin Energy Finance Ltd.,
3.50%, 10/9/18 (b)		200	204
QBE Insurance Group Ltd.,
2.40%, 5/1/18 (b)		200	200
Wesfarmers Ltd.,
2.98%, 5/18/16 (b)		245	252
			2,014
Belgium (0.1%)
Anheuser-Busch InBev Finance, Inc.,
3.70%, 2/1/24		300	312

Brazil (0.0%)
Vale Overseas Ltd.,
6.88%, 11/10/39		50	53

Canada (0.1%)
Barrick Gold Corp.,
4.10%, 5/1/23	100		98
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	295		319
Goldcorp, Inc.,
3.70%, 3/15/23	198		193
			610
Chile (0.1%)
ENTEL Chile SA,
4.75%, 8/1/26 (b)	250		249
4.88%, 10/30/24 (b)	200		204
			453
China (0.1%)
Baidu, Inc.,
3.25%, 8/6/18	225		231
Sinopec Group Overseas Development 2012 Ltd.,
2.75%, 5/17/17 (b)(d)	217		221
Want Want China Finance Ltd.,
1.88%, 5/14/18 (b)(d)	200		196
			648
Colombia (0.1%)
Ecopetrol SA,
5.88%, 9/18/23	270		287

France (0.6%)
Banque Federative du Credit Mutuel SA,
2.00%, 9/19/19	EUR	400	516
BNP Paribas SA,
4.25%, 10/15/24	$250		253
5.00%, 1/15/21	95		108
BPCE SA,
5.15%, 7/21/24 (b)	450		465
Credit Agricole SA,
3.90%, 4/19/21	EUR	300	416
5.88%, 6/11/19	400		584
Veolia Environnement SA,
6.75%, 4/24/19	123		188
			2,530
Germany (0.0%)
Vier Gas Transport GmbH,
3.13%, 7/10/23	100		140
Hong Kong (0.0%)
Hutchison Whampoa International 14 Ltd.,
1.63%, 10/31/17 (b)	$200		198

Ireland (0.1%)
CRH America, Inc.,
6.00%, 9/30/16	415		447

Italy (0.3%)
Intesa Sanpaolo SpA,
4.13%, 4/14/20	EUR	400	559

Telecom Italia Finance SA,
7.75%, 1/24/33	80		129
UniCredit SpA,
4.25%, 7/29/16	350		450
			1,138
Korea, Republic of (0.0%)
SK Telecom Co., Ltd.,
2.13%, 5/1/18 (b)		$200	200

Netherlands (0.4%)
ABN Amro Bank N.V.,
2.50%, 10/30/18 (b)	300		303
3.63%, 10/6/17	EUR	200	264
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.95%, 11/9/22		$250	255
Series G
3.75%, 11/9/20	EUR	300	407
ING Bank N.V.,
5.25%, 6/5/18	300		426
5.80%, 9/25/23 (b)		$240	267
			1,922
Spain (0.3%)
Banco Bilbao Vizcaya Argentaria SA,
3.63%, 1/18/17	EUR	350	453
Telefonica Emisiones SAU,
4.71%, 1/20/20	500		721
			1,174
Sweden (0.3%)
Nordea Bank AB,
4.00%, 3/29/21	480		669
Skandinaviska Enskilda Banken AB,
1.75%, 3/19/18 (b)		$200	199
Swedbank AB,
1.75%, 3/12/18 (b)	270		270
			1,138
Switzerland (0.3%)
Credit Suisse,
6.00%, 2/15/18	90		100
Glencore Funding LLC,
4.13%, 5/30/23 (b)	200		195
Novartis Capital Corp.,
3.40%, 5/6/24	370		386
UBS AG,
7.50%, 7/15/25	380		491
			1,172
Thailand (0.1%)
PTT Exploration & Production PCL,
3.71%, 9/16/18 (b)	240		248
PTT PCL,
3.38%, 10/25/22 (b)	230		228
			476

United Kingdom (1.1%)
Abbey National Treasury Services PLC,
4.00%, 3/13/24		120	125
Bank of Scotland PLC,
4.63%, 6/8/17	EUR	350	470
Barclays Bank PLC,
6.00%, 1/23/18 — 1/14/21		275	389
BAT International Finance PLC,
9.50%, 11/15/18 (b)	$155		195
Diageo Capital PLC,
1.50%, 5/11/17		215	216
Experian Finance PLC,
2.38%, 6/15/17 (b)		400	404
GlaxoSmithKline Capital PLC,
2.85%, 5/8/22		252	253
Heathrow Funding Ltd.,
4.60%, 2/15/18	EUR	300	408
HSBC Holdings PLC,
6.00%, 6/10/19		450	653
6.38%, 9/17/24 (c)(e)	$200		202
Imperial Tobacco Finance PLC,
8.38%, 2/17/16	EUR	400	527
Lloyds Bank PLC,
6.50%, 3/24/20		250	373
Nationwide Building Society,
6.25%, 2/25/20 (b)	$300		352
Royal Bank of Scotland PLC (The),
5.50%, 3/23/20	EUR	150	225
Standard Chartered PLC,
3.85%, 4/27/15 (b)	$260		263
			5,055
United States (3.0%)
Altria Group, Inc.,
2.85%, 8/9/22		25	24
5.38%, 1/31/44		155	177
Amgen, Inc.,
5.15%, 11/15/41		99	112
Apple, Inc.,
2.40%, 5/3/23		225	219
4.45%, 5/6/44		175	193
AT&T, Inc.,
6.30%, 1/15/38		150	182
Bank of America Corp.,
4.00%, 4/1/24		250	261
MTN
4.20%, 8/26/24		100	102
4.25%, 10/22/26		45	45
5.00%, 1/21/44		250	281
Bayer US Finance LLC,
3.38%, 10/8/24 (b)		200	204
Boston Properties LP,
3.85%, 2/1/23		25	26
Burlington Northern Santa Fe LLC,
4.55%, 9/1/44		195	210
Capital One Bank, USA NA,
3.38%, 2/15/23		546	544
Citigroup, Inc.,
3.75%, 6/16/24		400	409
5.50%, 9/13/25		250	277

6.13%, 5/15/18	107	121
6.68%, 9/13/43	20	26
Coca-Cola Co.,
3.20%, 11/1/23	250	258
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
3.80%, 3/15/22	75	76
Discover Bank,
2.00%, 2/21/18	345	344
Enterprise Products Operating LLC,
3.35%, 3/15/23	275	273
Five Corners Funding Trust,
4.42%, 11/15/23 (b)	350	371
Ford Motor Credit Co., LLC,
4.21%, 4/15/16	305	316
Freeport-McMoRan, Inc.,
3.88%, 3/15/23	145	137
General Electric Capital Corp.,
5.30%, 2/11/21	275	314
Genworth Holdings, Inc.,
7.20%, 2/15/21	305	298
Gilead Sciences, Inc.,
4.80%, 4/1/44	150	167
Goldman Sachs Group, Inc. (The),
3.63%, 1/22/23	675	685
Hartford Financial Services Group, Inc.,
5.50%, 3/30/20	25	28
Hewlett-Packard Co.,
3.75%, 12/1/20	180	186
4.65%, 12/9/21	35	38
Home Depot, Inc.,
5.88%, 12/16/36	100	131
HSBC USA, Inc.,
3.50%, 6/23/24	100	103
International Business Machines Corp.,
1.95%, 2/12/19	300	301
JPMorgan Chase & Co.,
3.20%, 1/25/23	615	616
3.88%, 2/1/24	200	209
Kinder Morgan Energy Partners LP,
4.15%, 2/1/24	125	125
Kinder Morgan, Inc.,
4.30%, 6/1/25	150	150
L-3 Communications Corp.,
4.75%, 7/15/20	114	123
Liberty Mutual Group, Inc.,
4.85%, 8/1/44 (b)	100	102
Medtronic, Inc.,
3.63%, 3/15/24	250	260
4.63%, 3/15/45 (b)	50	54
Merck & Co., Inc.,
2.80%, 5/18/23	250	249
Monongahela Power Co.,
5.40%, 12/15/43 (b)	100	121
Nationwide Financial Services, Inc.,
5.38%, 3/25/21 (b)	25	28
NBC Universal Media LLC,
4.38%, 4/1/21	175	193
Omnicom Group, Inc.,
3.63%, 5/1/22	60	62
3.65%, 11/1/24	84	84

Oracle Corp.,
3.40%, 7/8/24		175	179
Pacific LifeCorp,
6.00%, 2/10/20 (b)		25	29
PepsiCo, Inc.,
3.60%, 3/1/24		250	262
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36		190	237
8.75%, 5/1/19		220	274
Prudential Financial, Inc.,
6.63%, 12/1/37		150	199
Rowan Cos., Inc.,
5.85%, 1/15/44		150	139
Synchrony Financial,
4.25%, 8/15/24		150	154
Target Corp.,
3.50%, 7/1/24		200	208
Time Warner Cable, Inc.,
4.50%, 9/15/42		175	181
Tyson Foods, Inc.,
3.95%, 8/15/24		250	259
UnitedHealth Group, Inc.,
4.25%, 3/15/43		150	158
Verizon Communications, Inc.,
5.01%, 8/21/54 (b)		195	203
6.55%, 9/15/43		196	252
Wells Fargo & Co.,
3.45%, 2/13/23		395	401
Zimmer Holdings, Inc.,
5.75%, 11/30/39		150	182
			13,132
			33,099
Mortgages - Other (0.3%)
United Kingdom (0.2%)
Holmes Master Issuer PLC,
2.11%, 10/15/54 (b)(c)	GBP	616	986

United States (0.1%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36	$50		34
5.91%, 10/25/36 (c)		97	66
6.00%, 4/25/36		34	35
Chaseflex Trust,
6.00%, 2/25/37		44	39
First Horizon Alternative Mortgage Securities Trust,
6.25%, 8/25/36		25	20
GSR Mortgage Loan Trust,
5.75%, 1/25/37		42	41
Lehman Mortgage Trust,
5.50%, 11/25/35		15	15
6.50%, 9/25/37		50	44
RALI Trust,
0.67%, 3/25/35 (c)		52	39
			333
			1,319

Sovereign (12.3%)
Australia (0.1%)
Australia Government Bond,
2.75%, 4/21/24	AUD	750	613

Bermuda (0.1%)
Bermuda Government International Bond,
4.85%, 2/6/24 (b)	$390		407

Brazil (0.1%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/25	BRL	1,340	441
			441
Canada (1.1%)
Canadian Government Bond,
3.25%, 6/1/21	CAD	5,000	4,770

Germany (0.8%)
Bundesrepublik Deutschland,
4.25%, 7/4/39	EUR	1,450	2,841
4.75%, 7/4/34	450		886
			3,727
Hungary (0.3%)
Hungary Government International Bond,
5.38%, 3/25/24	$250		271
5.75%, 11/22/23	800		890
			1,161
Indonesia (0.2%)
Indonesia Government International Bond,
5.88%, 1/15/24 (b)	800		906

Ireland (0.9%)
Ireland Government Bond,
3.40%, 3/18/24	EUR	1,680	2,410
3.90%, 3/20/23	1,225		1,810
			4,220
Italy (1.0%)
Italy Buoni Poliennali Del Tesoro,
4.00%, 9/1/20	375		525
4.50%, 2/1/18 — 3/1/19	1,625		2,210
5.00%, 3/1/22	270		406
5.50%, 11/1/22	750		1,168
			4,309
Japan (1.3%)
Japan Finance Organization for Municipalities,
1.90%, 6/22/18	JPY	70,000	623
Japan Government Ten Year Bond,
1.10%, 6/20/21	75,000		668
Japan Government Thirty Year Bond,
1.70%, 6/20/33	395,000		3,714

2.00%, 9/20/40	57,000		559
			5,564
Kazakhstan (0.2%)
KazMunayGas National Co., JSC,
6.38%, 4/9/21	$800		813

Korea, Republic of (0.3%)
Korea Development Bank (The),
3.88%, 5/4/17	400		419
Korea Finance Corp.,
4.63%, 11/16/21	630		700
			1,119
Mexico (0.7%)
Mexican Bonos,
7.50%, 6/3/27	MXN	15,800	1,198
10.00%, 12/5/24	8,000		712
Petroleos Mexicanos,
4.88%, 1/24/22	$1,070		1,123
			3,033
New Zealand (0.8%)
New Zealand Government Bond,
3.00%, 4/15/20	NZD	4,770	3,618

Poland (0.8%)
Poland Government Bond,
5.75%, 10/25/21	PLN	10,500	3,605

Qatar (0.2%)
Qatar Government International Bond,
4.00%, 1/20/15 (b)	$900		902

South Africa (0.3%)
South Africa Government Bond,
7.25%, 1/15/20	ZAR	1,000	86
7.75%, 2/28/23	13,100		1,128
			1,214
Spain (1.3%)
Spain Government Bond,
0.50%, 10/31/17	EUR	775	936
4.20%, 1/31/37	330		501
4.40%, 10/31/23 (b)	2,250		3,370
5.85%, 1/31/22	680		1,085
			5,892
Supernational (0.4%)
European Investment Bank,
2.15%, 1/18/27	JPY	157,000	1,569
European Union,
2.75%, 4/4/22	EUR	300	423
			1,992
Sweden (0.1%)
Sweden Government Bond,
1.50%, 11/13/23	SEK	2,100	286

United Kingdom (1.3%)
United Kingdom Gilt,
1.75%, 9/7/22	GBP	400	633
2.75%, 9/7/24		1,000	1,696
4.25%, 6/7/32 — 9/7/39		1,700	3,478
			5,807
			54,399
U.S. Treasury Securities (3.4%)
United States (3.4%)
U.S. Treasury Bond,
3.50%, 2/15/39	$4,300		4,940
U.S. Treasury Inflation Indexed Bond,
0.13%, 7/15/24		2,060	1,987
U.S. Treasury Notes,
0.88%, 1/31/17 — 2/28/17		6,380	6,396
1.50%, 6/30/16		1,200	1,218
1.75%, 5/15/23		500	487
			15,028
Total Fixed Income Securities (Cost $121,202)			122,570

	Shares	Value (000)
Common Stocks (60.7%)
Australia (1.7%)
AGL Energy Ltd.	4,451	48
Alumina Ltd. (f)	28,733	42
Amcor Ltd.	11,036	121
AMP Ltd.	31,080	138
Arrium Ltd.	14,100	2
Asciano Ltd.	7,805	38
ASX Ltd.	1,539	46
Australia & New Zealand Banking Group Ltd.	28,707	747
BHP Billiton Ltd.	28,547	677
BlueScope Steel Ltd. (f)	3,657	17
Brambles Ltd.	13,059	112
Coca-Cola Amatil Ltd.	4,624	35
Cochlear Ltd.	499	32
Commonwealth Bank of Australia	12,195	847
Computershare Ltd.	4,195	40
Crown Resorts Ltd.	5,745	59
CSL Ltd.	4,783	337
Dexus Property Group REIT	7,020	40
DuluxGroup Ltd.	5,515	26
Echo Entertainment Group Ltd.	7,295	22
Fairfax Media Ltd.	32,187	23
Fortescue Metals Group Ltd.	10,837	24
Goodman Group REIT	10,844	50
GPT Group REIT	17,370	61
Incitec Pivot Ltd.	14,271	37
Insurance Australia Group Ltd.	19,798	100
Leighton Holdings Ltd.	1,366	25
Lend Lease Group REIT	5,862	78
Macquarie Group Ltd.	2,760	130
Mirvac Group REIT	25,584	37
National Australia Bank Ltd.	24,224	660

Newcrest Mining Ltd. (f)	4,209	37
Orica Ltd.	3,553	54
Origin Energy Ltd.	9,394	89
Orora Ltd.	11,036	17
QBE Insurance Group Ltd.	13,529	123
Recall Holdings Ltd.	2,611	15
Rio Tinto Ltd.	3,744	176
Santos Ltd.	8,544	58
Scentre Group REIT (f)	41,036	117
Shopping Centres Australasia Property Group REIT	2,263	3
Sonic Healthcare Ltd.	3,160	47
Stockland REIT	24,146	81
Suncorp Group Ltd.	11,119	127
Sydney Airport	2,861	11
TABCORP Holdings Ltd.	7,097	24
Telstra Corp., Ltd.	41,748	203
Toll Holdings Ltd.	6,015	29
Transurban Group	12,301	86
Treasury Wine Estates Ltd.	7,395	29
Wesfarmers Ltd.	10,023	339
Westfield Corp. REIT	18,583	136
Westpac Banking Corp.	23,864	642
Woodside Petroleum Ltd.	5,210	162
Woolworths Ltd.	10,835	270
WorleyParsons Ltd.	1,584	13
		7,539
Austria (0.0%)
BUWOG AG (f)	183	4
Immofinanz AG (f)	3,664	9
Voestalpine AG	1,329	52
		65
Belgium (0.4%)
Ageas	3,005	106
Anheuser-Busch InBev N.V.	7,694	866
Colruyt SA	995	46
Delhaize Group SA	3,372	245
Groupe Bruxelles Lambert SA	1,457	124
KBC Groep N.V. (f)	3,024	168
Umicore SA	1,567	63
		1,618
Canada (2.2%)
Agnico-Eagle Mines Ltd.	1,600	40
Agrium, Inc.	1,500	142
Bank of Montreal	5,100	361
Bank of Nova Scotia	8,800	502
Barrick Gold Corp.	9,400	101
BCE, Inc.	5,300	243
Blackberry Ltd. (f)	4,200	46
Bombardier, Inc.	12,800	46
Brookfield Asset Management, Inc., Class A	5,500	276
Cameco Corp.	4,100	67
Canadian Imperial Bank of Commerce	3,700	318
Canadian National Railway Co.	8,600	592
Canadian Natural Resources Ltd.	10,300	318
Canadian Oil Sands Ltd.	2,700	24
Canadian Pacific Railway Ltd.	1,600	308

Cenovus Energy, Inc.	7,100	146
Crescent Point Energy Corp.	2,100	49
Eldorado Gold Corp.	5,400	33
Enbridge, Inc.	8,200	422
Encana Corp.	7,600	106
Fairfax Financial Holdings Ltd.	300	157
First Quantum Minerals Ltd.	5,100	72
Fortis, Inc.	1,300	44
Goldcorp, Inc.	7,100	131
Great-West Lifeco, Inc.	4,100	118
Husky Energy, Inc.	2,600	62
IGM Financial, Inc.	1,800	72
Imperial Oil Ltd.	2,600	112
Intact Financial Corp.	1,500	108
Kinross Gold Corp. (f)	10,100	28
Lightstream Resources Ltd.	1,136	1
Loblaw Cos. Ltd.	673	36
Lululemon Athletica, Inc. (f)	1,700	95
Magna International, Inc.	2,600	282
Manulife Financial Corp.	18,100	346
National Bank of Canada	3,000	128
Pembina Pipeline Corp.	400	15
Penn West Petroleum Ltd.	3,700	8
Potash Corp. of Saskatchewan, Inc.	8,200	290
Power Corp. of Canada	4,100	112
Power Financial Corp.	3,400	106
Rogers Communications, Inc., Class B	3,800	148
Royal Bank of Canada	12,300	849
Shaw Communications, Inc., Class B	3,700	100
Silver Wheaton Corp.	3,500	71
SNC-Lavalin Group, Inc.	1,800	69
Sun Life Financial, Inc.	5,900	213
Suncor Energy, Inc.	14,100	448
Talisman Energy, Inc.	10,200	80
Teck Resources Ltd., Class B	4,700	64
Thomson Reuters Corp.	3,700	149
Toronto-Dominion Bank (The)	16,200	774
Touchstone Exploration, Inc. (f)	650	—	@
TransAlta Corp.	2,300	21
TransCanada Corp.	6,300	310
Valeant Pharmaceuticals International, Inc. (f)	300	43
Yamana Gold, Inc.	7,200	29
		9,831
Chile (0.0%)
Antofagasta PLC	2,716	32

Denmark (0.4%)
AP Moeller - Maersk A/S	30	57
AP Moeller - Maersk A/S Series B	55	109
Carlsberg A/S Series B	227	18
Coloplast A/S	120	10
Danske Bank A/S	6,044	163
DSV A/S	3,452	105
Novo Nordisk A/S	19,475	824
Novozymes A/S Series B	2,771	116
TDC A/S	537	4
Vestas Wind Systems A/S (f)	3,486	126
		1,532

Finland (0.2%)
Fortum Oyj	6,094	132
Kesko Oyj, Class B	76	3
Kone Oyj, Class B	5,074	230
Nokia Oyj	34,796	274
Nokian Renkaat Oyj	1,401	34
Sampo Oyj, Class A	3,582	168
UPM-Kymmene Oyj	11,663	192
		1,033
France (2.3%)
Accor SA	1,422	64
Aeroports de Paris (ADP)	480	58
Air Liquide SA	3,070	379
Alcatel-Lucent (f)	39,117	139
Alstom SA (f)	4,118	133
AXA SA	16,884	390
BNP Paribas SA	9,982	586
Bouygues SA	2,699	97
Bureau Veritas SA	2,324	51
Cap Gemini SA	1,918	137
Carrefour SA	6,238	189
Casino Guichard Perrachon SA	67	6
CGG SA (f)	2,024	12
Christian Dior SA	710	121
Cie de Saint-Gobain	2,371	100
Cie Generale des Etablissements Michelin Series B	1,855	168
Credit Agricole SA	8,087	104
Danone SA	7,355	484
Edenred	1,823	51
Electricite de France SA	3,256	89
Essilor International SA	1,528	170
Eutelsat Communications SA	799	26
GDF Suez	12,237	286
Groupe Eurotunnel SA	7,563	98
Hermes International	150	53
ICADE REIT	86	7
JCDecaux SA	651	22
Kering	1,357	261
L’Oreal SA	2,690	452
Lafarge SA	4,474	314
LVMH Moet Hennessy Louis Vuitton SA	2,297	363
Orange SA	19,419	330
Pernod Ricard SA	2,105	233
Peugeot SA (f)	1,221	15
Publicis Groupe SA	1,047	75
Remy Cointreau SA	30	2
Renault SA	1,898	139
Sanofi	11,589	1,056
SES SA	2,416	87
Societe Generale SA	6,916	291
Societe Television Francaise 1	1,176	18
Sodexo SA	1,223	120
Suez Environnement Co.	4,193	73
Technip SA	933	56
Thales SA	1,262	68
Total SA	20,957	1,080
Unibail-Rodamco SE REIT	1,616	413
Vallourec SA	2,417	66
Veolia Environnement SA	5,613	100

Vinci SA	4,786	262
Vivendi SA (f)	16,236	405
		10,299
Germany (2.1%)
Adidas AG	1,738	121
Allianz SE (Registered)	4,059	674
Axel Springer SE	168	10
BASF SE	10,277	869
Bayer AG (Registered)	6,754	923
Bayerische Motoren Werke AG	2,799	304
Beiersdorf AG	970	79
Commerzbank AG (f)	3,854	51
Continental AG	533	113
Daimler AG (Registered)	6,189	516
Deutsche Bank AG (Registered)	11,761	356
Deutsche Boerse AG	1,204	86
Deutsche Lufthansa AG (Registered)	3,253	55
Deutsche Post AG (Registered)	5,009	164
Deutsche Telekom AG (Registered)	25,997	417
E.ON SE	15,975	274
Esprit Holdings Ltd. (d)	12,508	15
Fraport AG Frankfurt Airport Services Worldwide	268	16
Fresenius Medical Care AG & Co., KGaA	1,557	117
Fresenius SE & Co., KGaA	3,141	164
Henkel AG & Co., KGaA	1,575	153
Henkel AG & Co., KGaA (Preference)	2,044	221
Infineon Technologies AG	10,693	115
K&S AG (Registered)	1,306	36
Lanxess AG	827	38
Linde AG	1,359	254
Merck KGaA	1,048	99
Metro AG (f)	1,211	37
Muenchener Rueckversicherungs AG (Registered)	1,719	344
Osram Licht AG (f)	765	30
Porsche Automobil Holding SE (Preference)	779	63
ProSiebenSat.1 Media AG (Registered)	535	23
QIAGEN N.V. (f)	2,514	59
RWE AG	3,402	107
SAP SE	9,219	652
Siemens AG (Registered)	7,650	868
Suedzucker AG	507	7
ThyssenKrupp AG (f)	4,900	126
TUI AG (f)	6,275	101
TUI AG	1,503	25
Volkswagen AG	290	63
Volkswagen AG (Preference)	1,450	324
		9,069
Greece (0.0%)
National Bank of Greece SA (f)	1,435	3

Hong Kong (0.7%)
AIA Group Ltd.	67,200	370
Bank of East Asia Ltd.	17,427	70
BOC Hong Kong Holdings Ltd.	36,500	122
Cheung Kong Holdings Ltd.	14,000	234
CLP Holdings Ltd.	19,000	165
Global Brands Group Holding Ltd. (f)	40,000	8
Hang Lung Group Ltd.	8,000	36

Hang Lung Properties Ltd.	22,000	61
Hang Seng Bank Ltd.	11,500	191
Henderson Land Development Co., Ltd.	14,495	101
Hong Kong & China Gas Co., Ltd.	52,707	120
Hong Kong Exchanges and Clearing Ltd.	10,822	238
Hutchison Whampoa Ltd.	21,000	240
Kerry Logistics Network Ltd.	3,500	6
Kerry Properties Ltd.	7,000	25
Link REIT (The)	21,033	131
MTR Corp., Ltd.	15,718	64
New World Development Co., Ltd.	40,995	47
Power Assets Holdings Ltd.	14,500	140
Sands China Ltd.	28,400	138
Sino Land Co., Ltd.	23,121	37
Sun Hung Kai Properties Ltd.	15,504	235
Swire Pacific Ltd., Class A	6,500	84
Swire Properties Ltd.	4,550	13
Wharf Holdings Ltd.	13,200	95
Wheelock & Co., Ltd.	10,000	46
		3,017
Ireland (0.0%)
Kerry Group PLC, Class A	176	12

Italy (0.4%)
Assicurazioni Generali SpA	11,606	237
Atlantia SpA	3,202	74
Banco Popolare SC (f)	2,037	24
Enel Green Power SpA	11,984	25
Enel SpA	57,892	259
Eni SpA	22,322	390
Finmeccanica SpA (f)	1,205	11
Intesa Sanpaolo SpA	87,652	254
Luxottica Group SpA	1,123	61
Prysmian SpA	1,210	22
Saipem SpA (f)	2,154	23
Snam SpA	20,778	103
Telecom Italia SpA (f)	90,977	96
Telecom Italia SpA	64,353	54
Terna Rete Elettrica Nazionale SpA	9,469	43
UniCredit SpA	28,794	184
Unione di Banche Italiane SCPA	5,195	37
		1,897
Japan (4.9%)
Advantest Corp.	1,600	20
Aeon Co., Ltd.	9,500	96
Aisin Seiki Co., Ltd.	2,800	101
Ajinomoto Co., Inc.	12,000	222
Asahi Glass Co., Ltd.	12,000	59
Asahi Group Holdings Ltd.	4,500	139
Asahi Kasei Corp.	19,000	174
Astellas Pharma, Inc.	19,000	264
Bank of Yokohama Ltd. (The)	15,000	81
Bridgestone Corp.	6,600	229
Calbee, Inc.	100	3
Canon, Inc.	10,400	330
Central Japan Railway Co.	1,700	255
Chiba Bank Ltd. (The)	10,000	66
Chubu Electric Power Co., Inc. (f)	5,800	68

Chugai Pharmaceutical Co., Ltd.	3,400	84
Chugoku Electric Power Co., Inc. (The)	2,600	34
Coca-Cola West Co., Ltd.	100	1
Dai Nippon Printing Co., Ltd.	8,000	72
Dai-ichi Life Insurance Co., Ltd. (The)	1,000	15
Daiichi Sankyo Co., Ltd.	6,800	95
Daikin Industries Ltd.	2,800	181
Daito Trust Construction Co., Ltd.	1,000	113
Daiwa House Industry Co., Ltd.	8,000	152
Daiwa Securities Group, Inc.	21,000	164
Denso Corp.	6,100	284
Dentsu, Inc.	2,200	93
East Japan Railway Co.	3,600	270
Eisai Co., Ltd.	2,800	109
Electric Power Development Co., Ltd.	1,900	64
FamilyMart Co., Ltd.	100	4
FANUC Corp.	1,800	297
Fast Retailing Co., Ltd.	500	182
FUJIFILM Holdings Corp.	5,700	172
Fujitsu Ltd.	19,000	101
Hankyu Hanshin Holdings, Inc.	24,000	129
Hitachi Ltd.	47,000	344
Hokkaido Electric Power Co., Inc. (f)	2,900	23
Hokuriku Electric Power Co.	2,700	34
Honda Motor Co., Ltd.	1,100	32
Honda Motor Co., Ltd. ADR	13,695	404
Hoya Corp.	4,200	141
Ibiden Co., Ltd.	1,400	21
Inpex Corp.	4,200	47
Isetan Mitsukoshi Holdings Ltd.	3,700	45
Isuzu Motors Ltd.	500	6
ITOCHU Corp.	15,500	166
Japan Real Estate Investment Corp. REIT	12	58
Japan Steel Works Ltd. (The)	3,000	11
Japan Tobacco, Inc.	13,600	373
JFE Holdings, Inc.	4,600	102
JGC Corp.	2,000	41
JSR Corp.	2,100	36
JX Holdings, Inc.	2,800	11
Kansai Electric Power Co., Inc. (The) (f)	4,900	47
Kao Corp.	6,900	272
Kawasaki Heavy Industries Ltd.	26,000	119
KDDI Corp.	7,500	469
Keikyu Corp.	7,000	52
Keio Corp.	7,000	50
Keyence Corp.	500	221
Kintetsu Corp.	29,000	96
Kirin Holdings Co., Ltd.	11,900	147
Kobe Steel Ltd.	49,000	85
Komatsu Ltd.	9,800	217
Konica Minolta, Inc.	3,500	38
Kubota Corp.	13,000	189
Kuraray Co., Ltd.	3,500	40
Kyocera Corp.	3,200	147
Kyushu Electric Power Co., Inc. (f)	2,700	27
Lawson, Inc.	100	6
LIXIL Group Corp.	3,900	82
Makita Corp.	1,100	50
Marubeni Corp.	21,000	126
Mazda Motor Corp.	3,400	82
MEIJI Holdings Co., Ltd.	100	9

Mitsubishi Chemical Holdings Corp.	15,500	75
Mitsubishi Corp.	12,800	235
Mitsubishi Electric Corp.	19,000	226
Mitsubishi Estate Co., Ltd.	12,000	254
Mitsubishi Heavy Industries Ltd.	37,000	205
Mitsubishi Motors Corp.	6,400	59
Mitsui & Co., Ltd.	19,300	258
Mitsui Fudosan Co., Ltd.	9,000	242
Mitsui OSK Lines Ltd.	12,000	36
Mizuho Financial Group, Inc.	144,700	243
MS&AD Insurance Group Holdings, Inc.	4,000	95
Murata Manufacturing Co., Ltd.	2,200	240
NGK Insulators Ltd.	3,000	62
Nidec Corp.	2,200	143
Nikon Corp.	3,500	46
Nintendo Co., Ltd.	1,000	104
Nippon Building Fund, Inc. REIT	12	60
Nippon Electric Glass Co., Ltd.	4,000	18
Nippon Express Co., Ltd.	15,000	76
Nippon Steel Sumitomo Metal Corp.	80,000	199
Nippon Telegraph & Telephone Corp.	5,600	288
Nippon Yusen KK	24,000	68
Nissan Motor Co., Ltd.	23,900	208
Nisshin Seifun Group, Inc.	400	4
Nissin Foods Holdings Co., Ltd.	100	5
Nitto Denko Corp.	1,700	95
Nomura Holdings, Inc.	36,100	205
NSK Ltd.	7,000	83
NTT Data Corp.	2,100	79
NTT DoCoMo, Inc.	14,700	215
Odakyu Electric Railway Co., Ltd.	12,000	106
OJI Holdings Corp.	9,000	32
Olympus Corp. (f)	2,400	85
Omron Corp.	1,900	85
Ono Pharmaceutical Co., Ltd.	1,000	89
Oriental Land Co., Ltd.	100	23
ORIX Corp.	10,500	131
Osaka Gas Co., Ltd.	29,000	108
Otsuka Holdings Co., Ltd.	400	12
Panasonic Corp.	18,700	220
Rakuten, Inc. (f)	10,000	139
Resona Holdings, Inc.	7,300	37
Ricoh Co., Ltd.	8,000	81
Rohm Co., Ltd.	800	49
Secom Co., Ltd.	2,100	121
Sekisui House Ltd.	8,000	105
Seven & I Holdings Co., Ltd.	9,800	354
Sharp Corp. (f)	10,000	22
Shikoku Electric Power Co., Inc. (f)	3,800	46
Shin-Etsu Chemical Co., Ltd.	3,300	215
Shionogi & Co., Ltd.	4,400	114
Shiseido Co., Ltd.	5,200	73
Shizuoka Bank Ltd. (The)	10,000	91
SMC Corp.	600	156
Softbank Corp.	7,400	440
Sompo Japan Nipponkoa Holdings, Inc.	400	10
Sony Corp.	900	18
Sony Corp. ADR	9,035	185
Sumitomo Chemical Co., Ltd.	15,000	59
Sumitomo Corp.	11,700	120
Sumitomo Electric Industries Ltd.	16,600	207

Sumitomo Metal Mining Co., Ltd.	6,000	90
Sumitomo Mitsui Financial Group, Inc.	13,000	470
Sumitomo Mitsui Trust Holdings, Inc.	30,000	115
Sumitomo Realty & Development Co., Ltd.	6,000	204
Suntory Beverage & Food Ltd.	200	7
Suzuki Motor Corp.	4,200	126
T&D Holdings, Inc.	5,800	70
Takeda Pharmaceutical Co., Ltd.	7,400	307
TDK Corp.	1,000	59
Terumo Corp.	4,600	105
Tobu Railway Co., Ltd.	23,000	98
Tohoku Electric Power Co., Inc.	4,600	53
Tokio Marine Holdings, Inc.	4,900	159
Tokyo Electric Power Co., Inc. (f)	9,500	39
Tokyo Electron Ltd.	1,500	114
Tokyo Gas Co., Ltd.	26,000	140
Tokyu Corp.	12,000	74
Toppan Printing Co., Ltd.	8,000	52
Toray Industries, Inc.	19,000	152
Toshiba Corp.	42,000	178
Toyota Industries Corp.	2,500	128
Toyota Motor Corp.	27,300	1,702
Trend Micro, Inc. (f)	1,200	33
Unicharm Corp.	6,000	144
West Japan Railway Co.	2,300	109
Yahoo! Japan Corp.	19,100	69
Yakult Honsha Co., Ltd.	200	11
Yamada Denki Co., Ltd.	9,500	32
Yamato Holdings Co., Ltd.	6,600	130
		21,818
Kazakhstan (0.0%)
KAZ Minerals PLC (f)	2,888	12

Netherlands (0.7%)
Akzo Nobel N.V.	4,136	287
ArcelorMittal	12,177	132
ASML Holding N.V.	2,380	255
CNH Industrial N.V.	6,659	54
Fiat Chrysler Automobiles N.V. (f)	9,996	115
Fugro N.V. CVA	657	13
Heineken Holding N.V.	120	7
Heineken N.V.	3,790	269
ING Groep N.V. CVA (f)	45,698	592
Koninklijke Ahold N.V.	11,740	209
Koninklijke DSM N.V.	3,186	194
Koninklijke KPN N.V.	6,177	19
Koninklijke Philips N.V.	11,422	332
Koninklijke Vopak N.V.	1,006	52
PostNL N.V. (f)	4,654	17
Randstad Holding N.V.	1,207	58
TNT Express N.V.	4,151	27
Unilever N.V. CVA	16,310	641
		3,273
Norway (0.2%)
Akastor ASA	1,833	5
Aker Solutions ASA (f)	1,833	10
DnB ASA	11,838	175
Kvaerner ASA	1,677	2

Norsk Hydro ASA	13,781	77
Orkla ASA	11,153	76
REC Silicon ASA (f)	6,482	2
Seadrill Ltd.	328	4
Statoil ASA	13,168	231
Subsea 7 SA	3,127	32
Telenor ASA	16,272	328
Yara International ASA	2,039	91
		1,033
Poland (0.0%)
Jeronimo Martins SGPS SA	3,371	34

Portugal (0.0%)
Banco Espirito Santo SA (Registered) (f)(g)	192,146	2
Galp Energia SGPS SA	2,866	29
Portugal Telecom SGPS SA (Registered)	11,841	12
		43
South Africa (0.1%)
Mota-Engil Africa N.V. (f)	182	2
SABMiller PLC	11,933	617
		619
Spain (1.8%)
Abertis Infraestructuras SA	12,358	244
ACS Actividades de Construccion y Servicios SA	3,511	122
Amadeus IT Holding SA, Class A	5,400	215
Banco Bilbao Vizcaya Argentaria SA	132,359	1,246
Banco de Sabadell SA	47,298	124
Banco Popular Espanol SA	7,319	36
Banco Santander SA	241,421	2,019
CaixaBank SA	26,805	139
Distribuidora Internacional de Alimentacion SA	19,214	129
Enagas SA	4,460	141
Ferrovial SA	6,878	135
Gas Natural SDG SA	5,948	150
Grifols SA	2,531	101
Grifols SA, Class B	126	4
Iberdrola SA	103,127	694
Inditex SA	27,630	792
International Consolidated Airlines Group SA (f)	13,928	103
Red Electrica Corp., SA	3,217	282
Repsol SA	16,546	307
Telefonica SA	71,322	1,020
		8,003
Sweden (0.9%)
Assa Abloy AB, Class B	3,279	173
Atlas Copco AB, Class A	9,926	276
Atlas Copco AB, Class B	7,174	184
Electrolux AB, Class B	2,950	87
Hennes & Mauritz AB, Class B	10,362	430
Husqvarna AB, Class B	5,449	40
Investor AB, Class B	11,790	427
Millicom International Cellular SA SDR	1,326	99
Modern Times Group AB, Class B	443	14
Nordea Bank AB	26,050	301
Sandvik AB	15,296	149

Skandinaviska Enskilda Banken AB	14,182	179
Skanska AB, Class B	3,281	70
SKF AB, Class B	6,298	132
Svenska Cellulosa AB SCA, Class B	9,267	200
Svenska Handelsbanken AB, Class A	5,479	256
Swedbank AB, Class A	4,898	122
Swedish Match AB	4,441	139
Telefonaktiebolaget LM Ericsson, Class B	25,830	313
TeliaSonera AB	31,426	202
Volvo AB, Class B	8,272	89
		3,882
Switzerland (2.8%)
ABB Ltd. (Registered) (f)	37,474	793
Actelion Ltd. (Registered) (f)	1,056	122
Adecco SA (Registered) (f)	1,374	94
Aryzta AG (f)	102	8
Barry Callebaut AG (Registered) (f)	2	2
Chocoladefabriken Lindt & Sprungli AG	1	5
Cie Financiere Richemont SA (Registered)	5,331	472
Coca-Cola HBC AG (f)	228	4
Credit Suisse Group AG (Registered) (f)	16,331	409
Geberit AG (Registered)	894	304
Givaudan SA (Registered) (f)	99	177
Holcim Ltd. (Registered) (f)	327	23
Julius Baer Group Ltd. (f)	2,309	105
Kuehne & Nagel International AG (Registered)	732	100
Lonza Group AG (Registered) (f)	523	59
Nestle SA (Registered)	41,900	3,071
Novartis AG (Registered)	23,572	2,168
Roche Holding AG (Genusschein)	6,415	1,739
SGS SA (Registered)	60	122
Sonova Holding AG (Registered)	957	140
Swatch Group AG (The)	353	157
Swiss Re AG (f)	1,336	112
Swisscom AG (Registered)	745	391
Syngenta AG (Registered)	914	294
Transocean Ltd.	3,245	59
UBS Group AG (f)	30,443	523
Zurich Insurance Group AG (f)	2,528	792
		12,245
United Kingdom (5.7%)
3i Group PLC	17,668	123
Admiral Group PLC	3,778	77
Aggreko PLC	2,431	57
Amec Foster Wheeler PLC	3,969	52
Anglo American PLC	12,293	227
ARM Holdings PLC	14,750	227
Associated British Foods PLC	2,278	111
AstraZeneca PLC	16,441	1,157
Aviva PLC	32,168	241
Babcock International Group PLC	4,000	65
BAE Systems PLC	51,079	373
Barclays PLC	165,488	622
BG Group PLC	32,584	434
BHP Billiton PLC	20,867	446
BP PLC	189,666	1,204
British American Tobacco PLC	21,825	1,186
British Land Co., PLC REIT	12,968	156

BT Group PLC	102,679	637
Burberry Group PLC	4,196	106
Cairn Energy PLC (f)	6,451	18
Capita PLC	6,586	110
Centrica PLC	52,229	225
Compass Group PLC	19,815	338
Diageo PLC	27,686	794
Experian PLC	11,449	193
G4S PLC	14,808	64
GlaxoSmithKline PLC	58,621	1,254
Glencore PLC (f)	65,300	301
HSBC Holdings PLC	161,033	1,522
Imperial Tobacco Group PLC	11,465	502
Indivior PLC (f)	7,675	18
Inmarsat PLC	4,106	51
Intertek Group PLC	1,847	67
Investec PLC	9,538	80
ITV PLC	32,244	107
J Sainsbury PLC	1,451	6
Johnson Matthey PLC	2,335	122
Land Securities Group PLC REIT	12,437	223
Legal & General Group PLC	64,615	248
Lloyds Banking Group PLC (f)	379,266	448
Lonmin PLC (f)	1,989	6
Man Group PLC	15,236	38
Marks & Spencer Group PLC	10,082	74
National Grid PLC	35,017	499
Next PLC	1,962	207
Old Mutual PLC	76,950	226
Pearson PLC	12,902	237
Petrofac Ltd.	3,181	35
Prudential PLC	31,720	730
Randgold Resources Ltd.	924	63
Reckitt Benckiser Group PLC	7,675	619
Reed Elsevier PLC	3,587	61
Rio Tinto PLC	13,589	626
Rolls-Royce Holdings PLC (f)	34,143	460
Royal Bank of Scotland Group PLC (f)	20,621	125
Royal Dutch Shell PLC, Class A	35,881	1,189
Royal Dutch Shell PLC, Class B	27,048	929
RSA Insurance Group PLC (f)	15,957	107
Serco Group PLC	5,878	15
Shire PLC	5,464	387
Signet Jewelers Ltd.	764	101
Sky PLC	8,242	115
Smith & Nephew PLC	10,250	188
Smiths Group PLC	6,229	105
SSE PLC	17,723	445
Standard Chartered PLC	21,901	329
Standard Life PLC	18,540	114
Tate & Lyle PLC	544	5
Tesco PLC	88,122	256
Tullow Oil PLC	8,851	56
Unilever PLC	14,806	601
Vedanta Resources PLC	1,623	14
Vodafone Group PLC	330,304	1,132
WM Morrison Supermarkets PLC	22,809	65
Wolseley PLC	3,226	184
WPP PLC	28,743	596
		25,131

United States (33.2%)
3M Co.	2,391	393
Abbott Laboratories	9,505	428
AbbVie, Inc.	9,646	631
Abercrombie & Fitch Co., Class A	249	7
Accenture PLC, Class A	4,625	413
ACCO Brands Corp. (f)	104	1
Actavis PLC (f)	711	183
Adobe Systems, Inc. (f)	4,763	346
ADT Corp. (The)	504	18
Advance Auto Parts, Inc.	249	40
Advanced Micro Devices, Inc. (f)	3,480	9
AES Corp.	1,899	26
Aetna, Inc.	3,864	343
Aflac, Inc.	301	18
Agilent Technologies, Inc.	3,068	126
AGL Resources, Inc.	163	9
Air Products & Chemicals, Inc.	277	40
Airgas, Inc.	294	34
Akamai Technologies, Inc. (f)	1,512	95
Alcoa, Inc.	4,780	75
Alexion Pharmaceuticals, Inc. (f)	1,892	350
Allegheny Technologies, Inc.	635	22
Allegion PLC	342	19
Allergan, Inc.	2,796	594
Allstate Corp. (The)	743	52
Alpha Natural Resources, Inc. (f)	984	2
Altera Corp.	5,441	201
Altria Group, Inc.	13,961	688
Amazon.com, Inc. (f)	1,870	580
AMC Networks, Inc., Class A (f)	21	1
Ameren Corp.	3,224	149
American Electric Power Co., Inc.	5,963	362
American Express Co.	4,491	418
American Tower Corp. REIT	4,460	441
Ameriprise Financial, Inc.	2,879	381
AmerisourceBergen Corp.	4,684	422
AMETEK, Inc.	1,116	59
Amgen, Inc.	8,228	1,311
Amphenol Corp., Class A	412	22
Anadarko Petroleum Corp.	3,741	309
Analog Devices, Inc.	4,757	264
Annaly Capital Management, Inc. REIT	2,758	30
Anthem, Inc.	2,487	313
Aon PLC	200	19
Apache Corp.	3,374	211
Apollo Education Group, Inc., Class A (f)	736	25
Apple, Inc.	65,763	7,259
Applied Materials, Inc.	9,149	228
Arch Coal, Inc.	978	2
Archer-Daniels-Midland Co.	4,632	241
AT&T, Inc.	36,851	1,238
Automatic Data Processing, Inc.	2,070	173
AutoZone, Inc. (f)	257	159
Avago Technologies Ltd.	1,865	188
AvalonBay Communities, Inc. REIT	1,767	289
Avery Dennison Corp.	1,848	96
Avon Products, Inc.	5,924	56
Baker Hughes, Inc.	4,595	258
Ball Corp.	999	68
Bank of America Corp.	108,410	1,939

Bank of New York Mellon Corp. (The)	13,284	539
Baxter International, Inc.	6,013	441
BB&T Corp.	7,560	294
Becton Dickinson and Co.	2,702	376
Bed Bath & Beyond, Inc. (f)	3,880	296
Berkshire Hathaway, Inc., Class B (f)	854	128
Best Buy Co., Inc.	5,646	220
Biogen Idec, Inc. (f)	2,168	736
Blackhawk Network Holdings, Inc. (f)	95	4
BlackRock, Inc.	1,187	424
Bloomin’ Brands, Inc. (f)	1,400	35
Boeing Co. (The)	4,219	548
Boston Properties, Inc. REIT	1,616	208
Boston Scientific Corp. (f)	15,649	207
Bristol-Myers Squibb Co.	12,669	748
Broadcom Corp., Class A	6,952	301
Brookfield Property Partners LP	2,480	56
Brown-Forman Corp., Class B	161	14
Bunge Ltd.	901	82
C.H. Robinson Worldwide, Inc.	1,527	114
CA, Inc.	2,375	72
Cablevision Systems Corp.	3,512	72
California Resources Corp. (f)	3,526	19
Cameron International Corp. (f)	2,123	106
Campbell Soup Co.	437	19
Capital One Financial Corp.	4,477	370
Cardinal Health, Inc.	4,415	356
CareFusion Corp. (f)	299	18
CarMax, Inc. (f)	977	65
Carnival Corp.	2,609	118
Carter’s, Inc.	600	52
Catamaran Corp. (f)	200	10
Caterpillar, Inc.	5,587	511
CBRE Group, Inc., Class A (f)	7,089	243
CBS Corp., Class B	7,301	404
CDK Global, Inc.	690	28
Celanese Corp. Series A	320	19
Celgene Corp. (f)	7,789	871
CenterPoint Energy, Inc.	6,263	147
CenturyLink, Inc.	4,610	182
Cerner Corp. (f)	3,059	198
CF Industries Holdings, Inc.	756	206
Charles Schwab Corp. (The)	8,133	246
Chesapeake Energy Corp.	5,334	104
Chevron Corp.	11,865	1,331
Chipotle Mexican Grill, Inc. (f)	223	153
Chubb Corp. (The)	284	29
Church & Dwight Co., Inc.	143	11
Cigna Corp.	3,052	314
Cintas Corp.	1,494	117
Cisco Systems, Inc.	52,742	1,467
CIT Group, Inc.	2,055	98
Citigroup, Inc.	18,652	1,009
Citrix Systems, Inc. (f)	2,079	133
Cliffs Natural Resources, Inc.	977	7
Clorox Co. (The)	1,695	177
CME Group, Inc.	211	19
CMS Energy Corp.	377	13
Coach, Inc.	1,753	66
Coca-Cola Co.	40,123	1,694
Coca-Cola Enterprises, Inc.	2,278	101

Cognizant Technology Solutions Corp., Class A (f)	6,618	349
Colgate-Palmolive Co.	11,656	806
Comcast Corp., Class A	15,474	898
Comcast Corp. Special Class A	4,375	252
Comerica, Inc.	222	10
ConAgra Foods, Inc.	4,101	149
Concho Resources, Inc. (f)	780	78
ConocoPhillips	8,765	605
CONSOL Energy, Inc.	2,069	70
Consolidated Edison, Inc.	2,987	197
Constellation Brands, Inc., Class A (f)	505	50
Corning, Inc.	5,584	128
Costco Wholesale Corp.	7,506	1,064
Covidien PLC	2,760	282
CR Bard, Inc.	860	143
Crimson Wine Group Ltd. (f)	181	2
Crown Castle International Corp.	3,396	267
Crown Holdings, Inc. (f)	700	36
CST Brands, Inc.	319	14
CSX Corp.	7,808	283
Cummins, Inc.	2,121	306
CVS Health Corp.	3,057	294
Danaher Corp.	4,389	376
Darden Restaurants, Inc.	1,948	114
DaVita HealthCare Partners, Inc. (f)	1,745	132
Deere & Co.	3,418	302
Denbury Resources, Inc.	934	8
DENTSPLY International, Inc.	208	11
Devon Energy Corp.	2,622	160
DeVry Education Group, Inc.	21	1
Diamond Offshore Drilling, Inc.	43	2
DIRECTV, Class A (f)	9,292	806
Discover Financial Services	4,169	273
Discovery Communications, Inc., Class A (f)	1,842	63
Discovery Communications, Inc., Class C (f)	4,848	163
Dollar General Corp. (f)	3,244	229
Dollar Tree, Inc. (f)	3,180	224
Dominion Resources, Inc.	7,721	594
Dover Corp.	226	16
Dow Chemical Co. (The)	2,480	113
Dr. Pepper Snapple Group, Inc.	1,324	95
DTE Energy Co.	2,032	176
Duke Energy Corp.	6,530	546
Dun & Bradstreet Corp. (The)	826	100
Eastman Chemical Co.	282	21
Eaton Corp., PLC	2,648	180
eBay, Inc. (f)	9,267	520
Ecolab, Inc.	1,768	185
Edison International	5,074	332
Edwards Lifesciences Corp. (f)	476	61
EI du Pont de Nemours & Co.	1,872	138
Eli Lilly & Co.	7,068	488
EMC Corp.	20,497	610
Emerson Electric Co.	5,765	356
Energizer Holdings, Inc.	65	8
Engility Holdings, Inc. (f)	18	1
Entergy Corp.	1,836	161
EOG Resources, Inc.	5,152	474
EQT Corp.	1,059	80
Equifax, Inc.	1,761	142
Equity Residential REIT	3,433	247

Estee Lauder Cos., Inc. (The), Class A	3,809	290
Exelis, Inc.	227	4
Exelon Corp.	10,002	371
Expedia, Inc.	332	28
Expeditors International of Washington, Inc.	756	34
Express Scripts Holding Co. (f)	8,922	755
Exxon Mobil Corp.	28,986	2,680
Family Dollar Stores, Inc.	1,559	123
Fastenal Co.	2,071	99
FedEx Corp.	1,914	332
Fidelity National Information Services, Inc.	111	7
Fifth Third Bancorp	10,571	215
First Solar, Inc. (f)	295	13
FirstEnergy Corp.	4,530	177
Fiserv, Inc. (f)	1,736	123
Flowserve Corp.	1,100	66
Fluor Corp.	826	50
FMC Corp.	1,082	62
FMC Technologies, Inc. (f)	2,871	134
Ford Motor Co.	11,829	183
Franklin Resources, Inc.	4,208	233
Freeport-McMoRan, Inc.	3,360	78
Frontier Communications Corp.	11,447	76
G-III Apparel Group Ltd. (f)	300	30
GameStop Corp., Class A	636	22
Gannett Co., Inc.	233	7
Gap, Inc. (The)	6,596	278
General Dynamics Corp.	1,541	212
General Electric Co.	25,978	656
General Growth Properties, Inc. REIT	1,446	41
General Mills, Inc.	6,649	355
Genuine Parts Co.	111	12
Gilead Sciences, Inc. (f)	13,200	1,244
Goldman Sachs Group, Inc. (The)	5,452	1,057
Google, Inc., Class A (f)	2,083	1,105
Google, Inc., Class C (f)	2,083	1,096
H&R Block, Inc.	7,314	246
Halliburton Co.	8,238	324
Halyard Health, Inc. (f)	605	28
Hanesbrands, Inc.	843	94
Harman International Industries, Inc.	43	5
Hartford Financial Services Group, Inc.	328	14
Hasbro, Inc.	176	10
HCP, Inc. REIT	1,986	87
Health Care REIT, Inc.	817	62
Helmerich & Payne, Inc.	1,080	73
Henry Schein, Inc. (f)	780	106
Herbalife Ltd.	92	3
Hershey Co. (The)	912	95
Hess Corp.	1,639	121
Hewlett-Packard Co.	13,606	546
Hologic, Inc. (f)	1,696	45
Home Depot, Inc.	16,531	1,735
Honeywell International, Inc.	6,030	603
Hormel Foods Corp.	152	8
Hospira, Inc. (f)	2,041	125
Host Hotels & Resorts, Inc. REIT	10,071	239
Hudson City Bancorp, Inc.	222	2
Humana, Inc.	1,029	148
Huntington Bancshares, Inc.	1,000	11
Huntington Ingalls Industries, Inc.	59	7

IHS, Inc., Class A (f)	772	88
Illinois Tool Works, Inc.	2,874	272
Illumina, Inc. (f)	742	137
Ingersoll-Rand PLC	1,227	78
Integrys Energy Group, Inc.	110	9
Intel Corp.	22,676	823
Intercontinental Exchange, Inc.	778	171
International Business Machines Corp.	9,271	1,487
International Flavors & Fragrances, Inc.	253	26
International Game Technology	3,403	59
International Paper Co.	930	50
Interpublic Group of Cos., Inc. (The)	6,001	125
Intuit, Inc.	3,722	343
Intuitive Surgical, Inc. (f)	788	417
Invesco Ltd.	4,481	177
Iron Mountain, Inc.	3,078	119
ITT Corp.	219	9
Jabil Circuit, Inc.	222	5
Jacobs Engineering Group, Inc. (f)	1,051	47
Janus Capital Group, Inc.	111	2
JB Hunt Transport Services, Inc.	228	19
JC Penney Co., Inc. (f)	222	1
JM Smucker Co. (The)	993	100
Johnson & Johnson	21,558	2,254
Johnson Controls, Inc.	2,548	123
Joy Global, Inc.	241	11
JPMorgan Chase & Co.	47,777	2,990
Juniper Networks, Inc.	6,931	155
KBR, Inc.	1,302	22
Kellogg Co.	2,711	177
Keurig Green Mountain, Inc.	144	19
KeyCorp	13,315	185
Keysight Technologies, Inc. (f)	1,289	44
Kimberly-Clark Corp.	4,844	560
Kimco Realty Corp. REIT	2,819	71
KLA-Tencor Corp.	1,089	77
Knowles Corp. (f)	113	3
Kohl’s Corp.	4,349	265
Kraft Foods Group, Inc.	4,082	256
Kroger Co. (The)	8,391	539
L Brands, Inc.	4,555	394
L-3 Communications Holdings, Inc.	111	14
Laboratory Corp. of America Holdings (f)	873	94
Lam Research Corp.	842	67
Las Vegas Sands Corp.	2,435	142
Legg Mason, Inc.	2,064	110
Leucadia National Corp.	2,612	59
Lexmark International, Inc., Class A	111	5
Li & Fung Ltd. (d)	40,000	37
Liberty Global PLC, Class A (f)	2,541	128
Liberty Global PLC Series C (f)	7,009	339
Liberty Property Trust REIT	629	24
Linear Technology Corp.	1,999	91
Lockheed Martin Corp.	1,083	209
Loews Corp.	686	29
Lorillard, Inc.	3,718	234
Lowe’s Cos., Inc.	15,174	1,044
LyondellBasell Industries N.V., Class A	1,054	84
M&T Bank Corp.	1,232	155
Macerich Co. (The) REIT	287	24
Macy’s, Inc.	4,073	268

Mallinckrodt PLC (f)	389	39
Manpowergroup, Inc.	1,629	111
Marathon Oil Corp.	4,605	130
Marathon Petroleum Corp.	2,403	217
Marriott International, Inc., Class A	4,457	348
Marriott Vacations Worldwide Corp.	194	14
Marsh & McLennan Cos., Inc.	786	45
Marvell Technology Group Ltd.	3,549	51
Mastercard, Inc., Class A	11,690	1,007
Mattel, Inc.	1,865	58
Maxim Integrated Products, Inc.	1,870	60
McCormick & Co., Inc.	126	9
McDonald’s Corp.	6,382	598
McGraw Hill Financial, Inc.	3,915	348
McKesson Corp.	2,481	515
Mead Johnson Nutrition Co.	2,047	206
MeadWestvaco Corp.	232	10
Medtronic, Inc.	10,566	763
Men’s Wearhouse, Inc. (The)	400	18
Merck & Co., Inc.	22,447	1,275
MetLife, Inc.	1,070	58
MGM Resorts International (f)	2,834	61
Microchip Technology, Inc.	1,003	45
Micron Technology, Inc. (f)	6,596	231
Microsoft Corp.	47,120	2,189
Molson Coors Brewing Co., Class B	1,745	130
Mondelez International, Inc., Class A	11,819	429
Monsanto Co.	3,386	405
Monster Beverage Corp. (f)	149	16
Moody’s Corp.	1,455	139
Mosaic Co. (The)	1,808	83
Motorola Solutions, Inc.	1,599	107
Murphy Oil Corp.	1,114	56
Murphy USA, Inc. (f)	228	16
Mylan, Inc. (f)	2,552	144
NASDAQ OMX Group, Inc. (The)	3,392	163
National Oilwell Varco, Inc.	4,789	314
Navient Corp.	6,330	137
NetApp, Inc.	4,216	175
Netflix, Inc. (f)	325	111
New York Community Bancorp, Inc.	5,371	86
Newfield Exploration Co. (f)	936	25
Newmont Mining Corp.	3,381	64
News Corp., Class A (f)	4,591	72
News Corp., Class B (f)	925	14
NextEra Energy, Inc.	4,284	455
NII Holdings, Inc. (f)	1,686	—	@
NIKE, Inc., Class B	3,726	358
NiSource, Inc.	494	21
Noble Corp. PLC	1,071	18
Noble Energy, Inc.	3,500	166
Nordstrom, Inc.	2,410	191
Norfolk Southern Corp.	4,630	508
Northeast Utilities	433	23
Northern Trust Corp.	33	2
Northrop Grumman Corp.	1,039	153
NOW, Inc. (f)	1,047	27
NRG Energy, Inc.	464	13
Nucor Corp.	1,066	52
NVIDIA Corp.	4,256	85
O’Reilly Automotive, Inc. (f)	1,233	238

Occidental Petroleum Corp.	8,817	711
Omnicom Group, Inc.	2,361	183
ONE Gas, Inc.	742	31
ONEOK, Inc.	3,370	168
Oracle Corp.	29,311	1,318
Owens-Illinois, Inc. (f)	262	7
PACCAR, Inc.	3,326	226
Pall Corp.	735	74
Paragon Offshore PLC	323	1
Patterson Cos., Inc.	303	15
Paychex, Inc.	2,153	99
Peabody Energy Corp.	3,023	23
Pentair PLC	189	13
People’s United Financial, Inc.	667	10
Pepco Holdings, Inc.	439	12
PepsiCo, Inc.	10,446	988
PerkinElmer, Inc.	166	7
Perrigo Co., PLC	518	87
PetSmart, Inc.	1,486	121
Pfizer, Inc.	46,125	1,437
PG&E Corp.	4,882	260
Philip Morris International, Inc.	11,813	962
Phillips 66	4,593	329
Pinnacle West Capital Corp.	151	10
Pioneer Natural Resources Co.	1,222	182
Pitney Bowes, Inc.	3,281	80
Plum Creek Timber Co., Inc. REIT	958	41
PNC Financial Services Group, Inc. (The)	5,169	472
PPG Industries, Inc.	322	74
PPL Corp.	6,174	224
Praxair, Inc.	1,829	237
Precision Castparts Corp.	1,193	287
Priceline Group, Inc. (f)	258	294
Procter & Gamble Co. (The)	27,883	2,540
Progressive Corp. (The)	259	7
ProLogis, Inc. REIT	4,809	207
Prudential Financial, Inc.	200	18
Public Service Enterprise Group, Inc.	5,986	248
Public Storage REIT	3,366	622
QEP Resources, Inc.	1,463	30
QUALCOMM, Inc.	15,526	1,154
Quest Diagnostics, Inc.	1,381	93
Ralph Lauren Corp.	47	9
Range Resources Corp.	1,597	85
Rayonier Advanced Materials	175	4
Rayonier, Inc. REIT	625	17
Raytheon Co.	1,174	127
Regency Centers Corp. REIT	251	16
Regeneron Pharmaceuticals, Inc. (f)	108	44
Regions Financial Corp.	17,979	190
Republic Services, Inc.	3,658	147
Reynolds American, Inc.	3,762	242
Robert Half International, Inc.	2,060	120
Rockwell Automation, Inc.	1,762	196
Rockwell Collins, Inc.	1,032	87
Roper Industries, Inc.	256	40
Ross Stores, Inc.	3,702	349
Rouse Properties, Inc. REIT	71	1
Royal Caribbean Cruises Ltd.	1,878	155
RR Donnelley & Sons Co.	3,504	59
Safeway, Inc.	577	20

Salesforce.com, Inc. (f)	5,396	320
SanDisk Corp.	3,518	345
SCANA Corp.	194	12
Schlumberger Ltd.	13,225	1,130
Scripps Networks Interactive, Inc., Class A	881	66
Sealed Air Corp.	287	12
Sempra Energy	2,919	325
Seventy Seven Energy, Inc. (f)	295	2
Sherwin-Williams Co. (The)	61	16
Sigma-Aldrich Corp.	266	37
Simon Property Group, Inc. REIT	5,728	1,043
SLM Corp.	6,330	65
Southern Co. (The)	9,355	459
Southwest Airlines Co.	678	29
Southwestern Energy Co. (f)	4,262	116
Spectra Energy Corp.	5,522	200
Sprint Corp. (f)	28,434	118
St. Jude Medical, Inc.	4,142	269
Stanley Black & Decker, Inc.	258	25
Staples, Inc.	6,938	126
Starbucks Corp.	5,752	472
Starwood Hotels & Resorts Worldwide, Inc.	884	72
State Street Corp.	3,568	280
Stericycle, Inc. (f)	817	107
Steven Madden Ltd. (f)	573	18
Stryker Corp.	3,785	357
SunTrust Banks, Inc.	6,117	256
Symantec Corp.	7,862	202
Sysco Corp.	9,035	359
T-Mobile US, Inc. (f)	116	3
T. Rowe Price Group, Inc.	3,731	320
Target Corp.	8,898	675
TE Connectivity Ltd.	3,400	215
TECO Energy, Inc.	319	7
Tenaris SA	4,172	63
Tenet Healthcare Corp. (f)	276	14
Texas Instruments, Inc.	13,705	733
Textron, Inc.	2,122	89
Thermo Fisher Scientific, Inc.	3,990	500
Tiffany & Co.	261	28
Time Warner Cable, Inc.	3,749	570
Time Warner, Inc.	7,809	667
Time, Inc.	851	21
TJX Cos., Inc. (The)	10,154	696
Travelers Cos., Inc. (The)	728	77
TripAdvisor, Inc. (f)	332	25
TRW Automotive Holdings Corp. (f)	1,744	179
Twenty-First Century Fox, Inc., Class A	18,165	698
Twenty-First Century Fox, Inc., Class B	3,902	144
Tyco International PLC	1,509	66
Tyson Foods, Inc., Class A	3,153	126
Ultra Petroleum Corp. (f)	1,410	19
Union Pacific Corp.	5,170	616
United Parcel Service, Inc., Class B	4,420	491
United States Steel Corp.	641	17
United Technologies Corp.	3,373	388
UnitedHealth Group, Inc.	7,433	751
Universal Health Services, Inc., Class B	133	15
Urban Outfitters, Inc. (f)	1,686	59
US Bancorp	17,773	799
Valero Energy Corp.	4,571	226

Varian Medical Systems, Inc. (f)	1,178	102
Vectrus, Inc. (f)	12	—	@
Ventas, Inc. REIT	747	54
Verisk Analytics, Inc., Class A (f)	1,988	127
Veritiv Corp. (f)	15	1
Verizon Communications, Inc.	15,926	742
Verizon Communications, Inc.	17,224	806
Vertex Pharmaceuticals, Inc. (f)	1,091	130
VF Corp.	2,912	218
Viacom, Inc., Class B	4,563	343
Visa, Inc., Class A	3,732	979
Vornado Realty Trust REIT	309	36
Wal-Mart Stores, Inc.	27,287	2,343
Walgreens Boots Alliance, Inc.	13,401	1,021
Walt Disney Co. (The)	12,474	1,175
Washington Prime Group, Inc. REIT	2,864	49
Waste Management, Inc.	4,629	238
Waters Corp. (f)	444	50
Weatherford International PLC (f)	5,576	64
Wells Fargo & Co.	49,327	2,704
Western Union Co. (The)	7,169	128
Weyerhaeuser Co. REIT	2,579	93
Whole Foods Market, Inc.	5,624	284
Williams Cos., Inc. (The)	9,331	419
Williams-Sonoma, Inc.	1,100	83
Wisconsin Energy Corp.	3,979	210
WPX Energy, Inc. (f)	4,405	51
WW Grainger, Inc.	788	201
Wyndham Worldwide Corp.	308	26
Wynn Resorts Ltd.	840	125
Xcel Energy, Inc.	5,907	212
Xerox Corp.	6,956	96
Xilinx, Inc.	2,008	87
Xylem, Inc.	2,138	81
Yahoo!, Inc. (f)	7,799	394
Yum! Brands, Inc.	4,189	305
Zimmer Holdings, Inc.	2,385	271
Zions Bancorporation	222	6
Zoetis, Inc.	12,290	529
		147,392
Total Common Stocks (Cost $223,747)		269,432

Investment Companies (0.4%)
United Kingdom (0.3%)
ETFS Daily Short Copper (United Kingdom) (f)	33,621	1,135

United States (0.1%)
iShares MSCI Emerging Markets Index Fund	8,000	314
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio (h)	4,908	109
		423
Total Investment Companies (Cost $1,594)		1,558

	No. of Rights
Rights (0.0%)
Spain (0.0%)
Repsol SA (f) (Cost $10)	16,546	9

	No. of Warrants
Warrants (0.0%)
France (0.0%)
Peugeot SA (France) (f) (Cost $2)	1,221	2

	Shares	Value (000)
Short-Term Investments (12.4%)
Investment Company (11.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i) (Cost $50,223)	50,222,694	50,223

	Face Amount (000)	Value (000)
U.S. Treasury Securities (1.1%)
U.S. Treasury Bills,
0.01%, 2/12/15 (j)(k)	$746	746
0.02%, 2/12/15 (j)(k)	669	669
0.03%, 2/12/15 (j)(k)	585	585
0.05%, 2/12/15 (j)(k)	2,419	2,419
0.04%, 2/12/15 (j)(k)	525	525
Total U.S. Treasury Securities (Cost $4,944)		4,944
Total Short-Term Investments (Cost $55,167)		55,167
Total Investments (101.1%) (Cost $401,722) (l)(m)+		448,738
Liabilities in Excess of Other Assets (-1.1%)		(4,753)
Net Assets (100.0%)		$443,985

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2014.
(d)	Security trades on the Hong Kong exchange.
(e)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2014.

(f)	Non-income producing security.
(g)	Security has been deemed illiquid at December 31, 2014.
(h)

For the three months ended December 31, 2014, the cost of purchases in Morgan Stanley Institutional Fund, Inc. -

Emerging Markets Portfolio, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately

$6,000.

(i)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended December 31, 2014, advisory fees paid were reduced by approximately $24,000 relating to the Portfolio’s investment in the Liquidity Funds.

(j)	Rate shown is the yield to maturity at December 31, 2014.
(k)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(l)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(m)

The approximate fair value and percentage of net assets, $111,715,000 and 25.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At December 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $401,722,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $47,016,000 of which approximately $62,425,000 related to appreciated securities and approximately $15,409,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
IO	Interest Only.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SDR	Swedish Depositary Receipt.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at December 31, 2014:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Citibank NA	EUR	623	$753	1/5/15	PLN	2,600	$734	$(19)
Citibank NA	PLN	14,144	3,995	1/5/15	USD	4,205	4,205	210
Citibank NA	USD	9,710	9,710	1/5/15	JPY	1,156,920	9,659	(51)
Citibank NA	USD	1,439	1,439	1/5/15	MXN	21,156	1,434	(5)
Deutsche Bank AG London	NOK	3,660	491	1/5/15	EUR	420	508	17
Deutsche Bank AG London	USD	757	757	1/5/15	NOK	5,318	713	(44)
HSBC Bank PLC	EUR	404	488	1/5/15	NOK	3,660	491	3
HSBC Bank PLC	EUR	3,334	4,034	1/5/15	USD	4,061	4,061	27
HSBC Bank PLC	JPY	1,161,357	9,696	1/5/15	USD	9,624	9,624	(72)
HSBC Bank PLC	MXN	29,154	1,976	1/5/15	USD	2,072	2,072	96
HSBC Bank PLC	NOK	5,318	714	1/5/15	USD	714	714	— @
HSBC Bank PLC	NZD	4,929	3,844	1/5/15	USD	3,829	3,829	(15)
JPMorgan Chase Bank NA	EUR	305	369	1/5/15	USD	375	375	6
JPMorgan Chase Bank NA	USD	198	198	1/5/15	AUD	244	200	2
JPMorgan Chase Bank NA	USD	68	68	1/5/15	MXN	1,004	68	— @
JPMorgan Chase Bank NA	USD	3,790	3,790	1/5/15	NZD	4,929	3,844	54
UBS AG	AUD	244	199	1/5/15	USD	207	207	8
UBS AG	CAD	1,588	1,367	1/5/15	USD	1,401	1,401	34
UBS AG	CHF	720	724	1/5/15	EUR	599	725	1
UBS AG	CHF	214	215	1/5/15	USD	217	217	2
UBS AG	EUR	599	724	1/5/15	CHF	720	724	(— )@
UBS AG	GBP	733	1,143	1/5/15	USD	1,138	1,138	(5)
UBS AG	KRW	1,458,797	1,327	1/5/15	USD	1,318	1,318	(9)
UBS AG	KRW	1,458,797	1,327	1/5/15	USD	1,327	1,327	(— )@
UBS AG	PLN	2,600	734	1/5/15	EUR	604	731	(3)
UBS AG	SEK	56	7	1/5/15	USD	7	7	— @
UBS AG	THB	10,500	319	1/5/15	USD	318	318	(1)
UBS AG	USD	1,366	1,366	1/5/15	CAD	1,588	1,367	1
UBS AG	USD	222	222	1/5/15	CHF	214	215	(7)
UBS AG	USD	4,060	4,060	1/5/15	EUR	3,255	3,939	(121)
UBS AG	USD	451	451	1/5/15	EUR	363	440	(11)
UBS AG	USD	25	25	1/5/15	EUR	20	25	(— )@
UBS AG	USD	1,118	1,118	1/5/15	GBP	714	1,113	(5)
UBS AG	USD	30	30	1/5/15	GBP	19	30	(— )@
UBS AG	USD	38	38	1/5/15	JPY	4,437	37	(1)
UBS AG	USD	1,314	1,314	1/5/15	KRW	1,458,797	1,327	13
UBS AG	USD	1,327	1,327	1/5/15	KRW	1,458,797	1,327	— @
UBS AG	USD	485	485	1/5/15	MXN	6,994	474	(11)
UBS AG	USD	4,004	4,004	1/5/15	PLN	14,144	3,995	(9)
UBS AG	USD	7	7	1/5/15	SEK	56	7	— @
UBS AG	USD	319	319	1/5/15	THB	10,500	319	(— )@
UBS AG	USD	933	933	1/5/15	ZAR	10,888	941	8
UBS AG	ZAR	10,888	941	1/5/15	USD	975	975	34
Bank of America NA	PLN	2,918	824	1/15/15	USD	864	864	40
Bank of America NA	USD	2,190	2,190	1/15/15	CAD	2,549	2,194	4

Bank of Montreal	HUF	321,195	1,227	1/15/15	USD	1,279	1,279	52
Bank of Montreal	NZD	3,797	2,960	1/15/15	USD	2,947	2,947	(13)
Bank of Montreal	TRY	2,441	1,043	1/15/15	USD	1,021	1,021	(22)
Bank of New York Mellon	MXN	6,203	420	1/15/15	USD	418	418	(2)
Barclays Bank PLC	AUD	5,488	4,477	1/15/15	USD	4,500	4,500	23
Barclays Bank PLC	INR	80,827	1,277	1/15/15	USD	1,287	1,287	10
Barclays Bank PLC	KRW	888,749	808	1/15/15	USD	804	804	(4)
Barclays Bank PLC	USD	1,750	1,750	1/15/15	EUR	1,397	1,691	(59)
Citibank NA	IDR	15,893,200	1,281	1/15/15	USD	1,274	1,274	(7)
Citibank NA	JPY	175,317	1,463	1/15/15	USD	1,462	1,462	(1)
Citibank NA	USD	8,182	8,182	1/15/15	EUR	6,539	7,913	(269)
Citibank NA	USD	11,929	11,929	1/15/15	JPY	1,397,248	11,667	(262)
Commonwealth Bank of Australia	NZD	6,632	5,169	1/15/15	USD	5,147	5,147	(22)
Credit Suisse International	ILS	4,866	1,248	1/15/15	USD	1,246	1,246	(2)
Deutsche Bank AG London	CHF	2,819	2,836	1/15/15	USD	2,937	2,937	101
Deutsche Bank AG London	CHF	777	782	1/15/15	USD	782	782	— @
Deutsche Bank AG London	CLP	756,104	1,244	1/15/15	USD	1,220	1,220	(24)
Deutsche Bank AG London	GBP	3,447	5,373	1/15/15	USD	5,422	5,422	49
Deutsche Bank AG London	JPY	119,776	1,002	1/15/15	USD	1,023	1,023	21
Deutsche Bank AG London	NOK	4,186	562	1/15/15	USD	560	560	(2)
Deutsche Bank AG London	PLN	1,420	400	1/15/15	USD	420	420	20
Deutsche Bank AG London	USD	1,349	1,349	1/15/15	EUR	1,078	1,305	(44)
Deutsche Bank AG London	USD	749	749	1/15/15	GBP	480	749	(— )@
Deutsche Bank AG London	USD	433	433	1/15/15	SEK	3,299	423	(10)
Goldman Sachs International	AUD	3,982	3,248	1/15/15	USD	3,265	3,265	17
Goldman Sachs International	EUR	25,590	30,968	1/15/15	USD	32,019	32,019	1,051
Goldman Sachs International	EUR	321	388	1/15/15	USD	388	388	— @
Goldman Sachs International	TWD	40,076	1,268	1/15/15	USD	1,285	1,285	17
Goldman Sachs International	USD	3,045	3,045	1/15/15	EUR	2,432	2,944	(101)
Goldman Sachs International	USD	1,113	1,113	1/15/15	HKD	8,631	1,113	— @
JPMorgan Chase Bank NA	MYR	4,290	1,226	1/15/15	USD	1,224	1,224	(2)
JPMorgan Chase Bank NA	NZD	1,218	949	1/15/15	USD	945	945	(4)

JPMorgan Chase Bank NA	RUB	16,902	278	1/15/15	USD	298	298	20
JPMorgan Chase Bank NA	USD	1,550	1,550	1/15/15	EUR	1,249	1,511	(39)
JPMorgan Chase Bank NA	ZAR	2,380	206	1/15/15	USD	202	202	(4)
Northern Trust Company	SGD	1,675	1,264	1/15/15	USD	1,285	1,285	21
Royal Bank of Scotland PLC	BRL	1,493	560	1/15/15	USD	559	559	(1)
Royal Bank of Scotland PLC	BRL	722	271	1/15/15	USD	266	266	(5)
Royal Bank of Scotland PLC	BRL	263	98	1/15/15	USD	98	98	(— )@
Royal Bank of Scotland PLC	JPY	924,481	7,719	1/15/15	USD	7,892	7,892	173
Royal Bank of Scotland PLC	MXN	11,917	807	1/15/15	USD	803	803	(4)
Royal Bank of Scotland PLC	USD	407	407	1/15/15	BRL	1,081	405	(2)
Royal Bank of Scotland PLC	USD	2,732	2,732	1/15/15	EUR	2,183	2,642	(90)
Royal Bank of Scotland PLC	USD	591	591	1/15/15	ILS	2,307	592	1
State Street Bank & Trust Co.	MXN	215	14	1/15/15	USD	14	14	(— )@
State Street Bank & Trust Co.	SEK	6,951	892	1/15/15	USD	913	913	21
State Street Bank & Trust Co.	THB	42,623	1,295	1/15/15	USD	1,279	1,279	(16)
State Street Bank & Trust Co.	USD	477	478	1/15/15	DKK	2,839	461	(17)
UBS AG	CAD	2,333	2,007	1/15/15	USD	2,004	2,004	(3)
UBS AG	SEK	2,878	369	1/15/15	USD	378	378	9
UBS AG	USD	6,248	6,248	1/15/15	EUR	4,993	6,043	(205)
UBS AG	USD	479	479	1/15/15	GBP	308	480	1
UBS AG	USD	264	264	1/15/15	RUB	18,527	305	41
UBS AG	USD	594	594	1/15/15	RUB	39,370	647	53
UBS AG	USD	1,563	1,563	1/15/15	SGD	2,038	1,538	(25)
UBS AG	USD	16	16	1/15/15	TRY	39	16	— @
UBS AG	ZAR	12,745	1,100	1/15/15	USD	1,081	1,081	(19)
Citibank NA	MXN	21,156	1,431	2/4/15	USD	1,436	1,436	5
HSBC Bank PLC	NOK	3,660	491	2/4/15	EUR	403	488	(3)
HSBC Bank PLC	USD	4,062	4,062	2/4/15	EUR	3,334	4,035	(27)
HSBC Bank PLC	USD	9,626	9,626	2/4/15	JPY	1,161,357	9,698	72
HSBC Bank PLC	USD	713	713	2/4/15	NOK	5,318	713	(— )@
JPMorgan Chase Bank NA	AUD	244	199	2/4/15	USD	197	197	(2)
JPMorgan Chase Bank NA	NZD	4,929	3,834	2/4/15	USD	3,779	3,779	(55)
UBS AG	CAD	1,588	1,366	2/4/15	USD	1,365	1,365	(1)
UBS AG	EUR	599	726	2/4/15	CHF	720	725	(1)
UBS AG	EUR	603	730	2/4/15	PLN	2,600	733	3
UBS AG	PLN	14,144	3,989	2/4/15	USD	3,998	3,998	9
UBS AG	SEK	56	7	2/4/15	USD	7	7	(— )@
UBS AG	USD	217	217	2/4/15	CHF	214	215	(2)
UBS AG	USD	1,138	1,138	2/4/15	GBP	733	1,143	5

UBS AG	USD	1,316	1,316	2/4/15	KRW	1,458,797	1,325	9
UBS AG	USD	317	317	2/4/15	THB	10,500	319	2
UBS AG	ZAR	10,888	936	2/4/15	USD	928	928	(8)
			$233,131				$233,729	$598

Futures Contracts:
The Portfolio had the following futures contracts open at December 31, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
Amsterdam Index (Netherlands)	3	$309	Jan-15	$4
CAC 40 Index (France)	7	362	Jan-15	23
Corn Futures (United States)	94	1,979	Dec-15	(54)
Euro Stoxx 50 Index (Germany)	170	6,445	Mar-15	(49)
MSCI Emerging Market E Mini (United States)	140	6,704	Mar-15	71
MSCI Singapore Free Index (Singapore)	36	2,074	Jan-15	9
NIKKEI 225 Index (Japan)	38	2,746	Mar-15	(73)
OMXS 30 (Sweden)	19	357	Jan-15	13
S&P 500 E MINI Index (United States)	279	28,631	Mar-15	817
U.S. Dollar Index (United States)	75	6,798	Mar-15	127
U.S. Treasury 2 yr. Note (United States)	158	34,538	Mar-15	(47)
U.S. Treasury 5 yr. Note (United States)	106	12,607	Mar-15	(4)
U.S. Treasury Long Bond (United States)	5	723	Mar-15	20
U.S. Treasury Ultra Long Bond (United States)	98	16,188	Mar-15	855
Short:
China H-Shares Index (Hong Kong)	51	(3,942)	Jan-15	(79)
FTSE 100 Index (United Kingdom)	67	(6,811)	Mar-15	(295)
FTSE China A50 Index (Singapore)	229	(2,668)	Jan-15	(301)
German Euro Bund (Germany)	3	(566)	Mar-15	(10)
Hang Seng Index (Hong Kong)	1	(153)	Jan-15	(1)
IBEX 35 Index (Spain)	40	(4,959)	Jan-15	(277)
Soybean Futures (United States)	30	(1,508)	Nov-15	10
SPI 200 Index (Australia)	12	(1,319)	Mar-15	(45)
U.S. Treasury 10 yr. Note (United States)	235	(29,797)	Mar-15	(148)
U.S. Treasury Ultra Bond (United States)	17	(2,808)	Mar-15	(126)
Wheat Futures (United States)	15	(461)	Dec-15	27
				$467

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at December 31, 2014:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Russian Federation	Sell	$1,663	1.00%	3/20/20	$(230)	$(41)	$(271)	BBB-
Goldman Sachs International
Australian Government	Buy	178	1.00	3/20/20	(5)	(1)	(6)	AAA
JPMorgan Chase Bank NA
Russian Federation	Sell	840	1.00	3/20/20	(114)	(22)	(136)	BBB-
JPMorgan Chase Bank NA
Australian Government	Buy	4,148	1.00	3/20/20	7	(36)	(29)	AAA
JPMorgan Chase Bank NA
Australian Government	Buy	3,504	1.00	3/20/20	(102)	(13)	(115)	AAA
JPMorgan Chase Bank NA
Australian Government	Buy	2,320	1.00	3/20/20	(68)	(9)	(77)	AAA
JPMorgan Chase Bank NA
Australian Government	Buy	15	1.00	3/20/20	(— )@	(— )@	(— )@	AAA
JPMorgan Chase Bank NA
People’s Republic of China	Buy	702	1.00	3/20/20	1	(6)	(5)	AA-
JPMorgan Chase Bank NA
People’s Republic of China	Buy	1,347	1.00	3/20/20	(6)	(4)	(10)	AA-
JPMorgan Chase Bank NA
People’s Republic of China	Buy	503	1.00	3/20/20	(2)	(1)	(3)	AA-
JPMorgan Chase Bank NA
People’s Republic of China	Buy	159	1.00	3/20/20	(1)	(1)	(2)	AA-
JPMorgan Chase Bank NA
People’s Republic of China	Buy	133	1.00	3/20/20	(4)	(— )@	(4)	AA-
JPMorgan Chase Bank NA
Russian Federation	Sell	535	1.00	3/20/20	(73)	(14)	(87)	BBB-
JPMorgan Chase Bank NA
Russian Federation	Sell	506	1.00	3/20/20	(69)	(13)	(82)	BBB-
JPMorgan Chase Bank NA
Russian Federation	Sell	23	1.00	3/20/20	(3)	(1)	(4)	BBB-
		$16,576			$(669)	$(162)	$(831)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at December 31, 2014:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date		Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	6 Month CDOR	Receive	1.59%	11/25/16	CAD	21,700	(13)
JPMorgan Chase Bank NA	3 Month LIBOR	Pay	3.05	9/19/17	AUD	7,310	102
JPMorgan Chase Bank NA	3 Month LIBOR	Pay	3.04	9/22/17		7,310	100
JPMorgan Chase Bank NA	3 Month BBSW	Pay	2.82	10/30/17		1,470	14
Morgan Stanley & Co., LLC *	3 Month LIBOR	Pay	1.09	11/30/16	$19,000		(34)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	0.90	12/24/16		12,700	(5)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.14	7/23/17		6,593	(31)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.06	8/21/17		11,000	(13)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.18	9/4/17		6,100	(24)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.17	9/5/17		7,900	(28)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.19	9/10/17		5,700	(22)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.30	9/22/17		7,780	(50)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.30	9/23/17		7,780	(49)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.71	8/21/19		3,648	(23)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.81	9/4/19		1,900	(19)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.80	9/5/19		2,378	(23)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.85	9/10/19		1,653	(19)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Pay	2.29	12/24/24		2,700	1
							$(136)

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at December 31, 2014:

Swap Counterparty	Index	Notional Amount (000)		Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	Bank of America Copper Proxy Index††		$2,798	3 Month USD LIBOR minus 0.38%	Pay	9/25/15	$(10)
Barclays Bank PLC	MSCI Daily Total Return Net Emerging Markets Index	25,929		3 Month USD LIBOR minus 0.20%	Receive	3/5/15	(1,200)
Barclays Bank PLC	Barclays EM Consumer Staples Index††	3,234		3 Month USD LIBOR minus 0.65%	Pay	10/23/15	169
Deutsche Bank AG	DB Hong Kong ex RE Index††	HKD	26,649	3 Month HKD HIBOR minus 0.40%	Pay	9/4/15	116
Deutsche Bank AG	DB Hong Kong ex RE Index††	27,394		3 Month HKD HIBOR minus 0.40%	Pay	9/4/15	120
Deutsche Bank AG	DB Global Machinery Index††		$3,316	3 Month USD LIBOR minus 0.35%	Pay	11/10/15	83
Goldman Sachs International	GS US Aircraft Leasing Index††	994		3 Month USD LIBOR minus 0.29%	Pay	9/25/15	2
Goldman Sachs International	GS Global Machinery Index††	3,338		3 Month USD LIBOR minus 0.45%	Pay	11/11/15	50
Goldman Sachs International	GS Global Iron Index††	2,788		3 Month USD LIBOR minus 0.51%	Pay	11/16/15	371
Goldman Sachs International	GS Auto Components Index††	2,093		3 Month USD LIBOR minus 0.25%	Pay	12/17/15	(40)
Goldman Sachs International	GS Russian Exposed Index††	4,252		3 Month USD LIBOR plus 0.02%	Pay	12/31/15	49
JPMorgan Chase Bank NA	JPM MSCI China Index††	HKD	25,741	3 Month HKD HIBOR minus 0.22%	Pay	8/26/15	(194)
JPMorgan Chase Bank NA	JPM Aerospace Index††		$12,750	3 Month USD LIBOR minus 0.26%	Pay	9/8/15	282
JPMorgan Chase Bank NA	JPM US Machinery Index††	7,216		3 Month USD LIBOR minus 0.245%	Pay	11/9/15	77
JPMorgan Chase Bank NA	MSCI AU Banks	AUD	3,989	3 Month AUD BBSW minus 0.23%	Pay	11/17/15	(58)
JPMorgan Chase Bank NA	JPM Custom US Beverage & Tobacco Index††		$4,708	3 Month USD LIBOR plus 0.08%	Pay	12/23/15	40
							$(143)

††        See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Bank of America Copper Proxy Index as of December 31, 2014.

Security Description	Index Weight
Bank of America Copper Proxy Index
Antofagasta PLC	7.03%
Aurubis AG	2.78
Boliden AB	6.80
Freeport-McMoRan, Inc	37.04
Glencore PLC	24.73
Jiangxi Copper Co, Ltd	3.37
KAZ Minerals PLC	1.68
KGHM Polska Miedz SA	6.49
MMG Ltd	0.75
OZ Minerals Ltd	1.28
PanAust Ltd	0.90
Southern Copper Corp	7.15
100.00%

The following table represents the equity basket holdings underlying the total return swap with Barclays EM Consumer Staples Index as of December 31, 2014.

Security Description	Index Weight
Barclays EM Consumer Staples Index
AMBEV SA	22.60%
BRF SA	5.64
Fomento Economico Mexicano SAB de CV	19.53
Hengan International Group Co., Ltd.	9.35
Magnit PJSC	12.57
Uni-President Enterprises Corp.	8.30
Wal-Mart de Mexico SAB de CV	12.70
Want Want China Holdings, Ltd.	9.31
100.00%

The following table represents the equity basket holdings underlying the total return swap with DB Hong Kong ex RE Index as of December 31, 2014.

Security Description	Index Weight
DB Hong Kong ex RE Index
AIA Group Ltd.	24.33%
ASM Pacific Technology Ltd.	0.99
Bank of East Asia Ltd.	1.94
BOC Hong Kong Holdings Ltd.	4.44
Cathay Pacific Airways Ltd.	1.01
Cheung Kong Infrastructure Holdings Ltd.	1.66
CLP Holdings Ltd.	6.32
First Pacific Co. Ltd. (Hong Kong)	0.89
Galaxy Entertainment Group Ltd.	5.20
Hang Seng Bank Ltd.	4.90
HKT Trust and HKT Ltd.	1.24
Hong Kong & China Gas Co. Ltd.	5.41
Hong Kong Exchanges and Clearing	7.99
Hutchinson Whampoa Ltd.	9.98
Li & Fung Ltd.	2.54
MGM China Holdings Ltd.	0.92
MTR Corp. Ltd.	2.27
NWS Holdings Ltd.	0.53
PCCW Ltd.	0.95
Power Assets Holdings Ltd.	4.87
Sands China Ltd.	5.12
Shangri-La Asia Ltd.	0.76
SJM Holdings Ltd.	1.20
Techtronic Industries Co. Ltd.	1.72
Wynn Macau Ltd.	1.70
Yue Yuen Industrial Holdings Ltd.	1.12
100.00%

The following table represents the equity basket holdings underlying the total return swap with DB Global Machinery Index as of December 31, 2014.

Security Description	Index Weight
DB Global Machinery Index
Alfa Laval AB	2.67%
Atlas Copco AB (ATCOA SS)	7.66
Atlas Copco AB (ATCOB SS)	4.09
CNH Industrial NV	3.33
Daewoo Shipbuilding & Marine	1.00
Doosan Infracore Co. Ltd.	0.56
GEA Group AG	3.19
Hino Motors Ltd.	1.40
Hitachi Construction Machinery Corp.	0.93
Hiwin Technologies Corp.	0.81
Hyundai Heavy Industries Co. Ltd.	2.59
Hyundai Mipo Dockyard Co. Ltd.	0.46
IMI PLC	2.50
JTEKT Corp.	1.47
Kawasaki Heavy Industries Ltd.	2.58
Komatsu Ltd.	8.26
Kone OYJ	5.60
Kubota Corp.	6.20
MAN SE	1.65
Melrose Industries PLC	2.01
Metso OYJ	1.66
NGK Insulators Ltd.	2.64
Samsung Heavy Industries Co. Ltd.	1.28
Sandvik AB	4.81
Schindler Holding AG (SCHN SE)	1.32
Schindler Holding AG (SCHP VX)	2.80
Sembcorp Marine Ltd.	0.92
SMC Corp. (Japan)	5.60
Sulzer AG	1.20
Sumitomo Heavy Industries Ltd.	1.14
United Tractors Tbk PT	1.17
Vallourec SA	1.44
Volvo AB	7.03
Wartsila OYJ Abp	2.90
Weichai Power Co. Ltd.	0.88
Weir Group PLC (The)	2.97
Yangzijiang Shipbuilding Holdings	0.74
Zoomlion Heavy Industry Science & Technology	0.54
100.00%

The following table represents the equity basket holdings underlying the total return swap with GS US Aircraft Leasing Index as of December 31, 2014.

Security Description	Index Weight
GS US Aircraft Leasing Index
AerCap Holdings NV	62.67%
Air Lease Corp	25.00
Aircastle Ltd	10.11
Fly Leasing Ltd	2.22
100.00%

The following table represents the equity basket holdings underlying the total return swap with GS Global Machinery Index as of December 31, 2014.

Security Description	Index Weight
GS Global Machinery Index
Alfa Laval AB	2.68%
Atlas Copco AB (ATCOA SS)	7.69
Atlas Copco AB (ATCOB SS)	4.12
CNH Industrial NV	3.40
Daewoo Shipbuilding & Marine	0.97
Doosan Infracore Co. Ltd.	0.58
GEA Group AG	3.21
Hino Motors Ltd.	1.41
Hitachi Construction Machinery Corp.	0.94
Hiwin Technologies Corp.	0.84
Hyundai Heavy Industries Co. Ltd.	2.61
Hyundai Mipo Dockyard Co. Ltd.	0.47
IMI PLC	2.51
JTEKT Corp.	1.50
Kawasaki Heavy Industries Ltd.	2.62
Komatsu Ltd.	8.37
Kone OYJ	5.71
Kubota Corp.	6.29
MAN SE	1.65
Melrose Industries PLC	2.04
Metso OYJ	1.67
NGK Insulators Ltd.	2.67
Samsung Heavy Industries Co. Ltd.	0.25
Sandvik AB	4.86
Schindler Holding AG (SCHN SE)	1.33
Schindler Holding AG (SCHP VX)	2.80
Sembcorp Marine Ltd.	0.90
SMC Corp. (Japan)	5.68
Sulzer AG	1.22
Sumitomo Heavy Industries Ltd.	1.17
United Tractors Tbk PT	1.17
Vallourec SA	1.45
Volvo AB	7.09
Wartsila OYJ Abp	2.96
Weichai Power Co. Ltd.	0.89
Weir Group PLC (The)	3.01
Yangzijiang Shipbuilding Holdings	0.74
Zoomlion Heavy Industry Science & Technology	0.53
100.00%

The following table represents the equity basket holdings underlying the total return swap with GS Global Iron Index as of December 31, 2014.

Security Description	Index Weight
GS Global Iron Index
African Rainbow Minerals Ltd.	0.56%
Assore Ltd.	0.12
BHP Billiton Ltd.	42.03
Ferrexpo PLC	0.06
Fortescue Metals Group Ltd.	3.86
Kumba Iron Ore Ltd.	1.40
Rio Tinto PLC	36.99
Vale SA	14.98
100.00%

The following table represents the equity basket holdings underlying the total return swap with GS Auto Components Index as of December 31, 2014.

Security Description	Index Weight
GS Auto Components Index
Aisin Seiki Co Ltd	2.37%
Autoliv Inc	3.35
Borgwarner Inc	4.27
Bridgestone Corp	7.76
Cheng Shin Rubber Industry Co Ltd	1.30
Cie Generale des Etablissements Michelin	5.78
Continental AG	7.96
Delphi Automotive PLC	7.42
Denso Corp	7.81
GKN PLC	3.00
Halla Visteon Climate Control Corp	0.56
Hankook Tire Co Ltd	1.22
Hyundai Mobis Co Ltd	5.01
Hyundai Wia Corp	0.89
Johnson Controls Inc	10.96
Koito Manufacturing Co Ltd	1.02
Magna International Inc	7.83
NGK Spark Plug Co Ltd	1.87
NHK Spring Co Ltd	0.48
NOK Corp	0.84
Nokian Renkaat OYJ	0.95
Pirelli & C SpA	1.10
Stanley Electric Co Ltd	1.06
Sumitomo Electric Industries Ltd	3.24
Sumitomo Rubber Industries Ltd	0.87
Toyoda Gosei Co Ltd	0.45
Toyota Industries Corp	2.87
TRW Automotive Holdings Corp	3.89
Valeo SA	3.22
Yokohama Rubber Co Ltd	0.65
100.00%

The following table represents the equity basket holdings underlying the total return swap with GS Russian Exposed Index as of December 31, 2014.

Security Description	Index Weight
GS Russian Exposed Index
Avon Products, Inc.	0.46%
Beiersdorf AG	2.30
Carlsberg A/S	1.35
Coca-Cola HBC AG	0.79
Danone SA	4.78
De’ Longhi	0.30
Fortum OYJ	2.19
Heineken NV	4.61
Henkel AG & Co. KGaA	4.92
Imperial Tobacco Group PLC	4.72
Inchcape PLC	0.57
Inditex SA	10.07
Japan Tobacco, Inc.	6.27
Kia Motors Corp.	2.20
Mitsubishi Motors Corp.	1.03
Mondelez International, Inc.	6.75
Mondi PLC	0.89
Neste Oil OYJ	0.69
Nokian Renkaat OYJ	0.37
Procter & Gamble Co.	27.75
Telenor ASA	3.43
Unilever PLC	13.56
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM MSCI China Index as of December 31, 2014.

Security Description	Index Weight
JPM MSCI China Index
AAC Technologies Holdings Inc	0.61%
Agricultural Bank of China Ltd	1.75
Bank of China Ltd	7.13
Bank of Communications Co Ltd	1.30
Beijing Enterprises Holdings Ltd	0.62
Brilliance China Automotive Holdings Ltd	0.77
Byd Co Ltd	0.40
China CITIC Bank Corp Ltd	1.05
China Communications Construction Co Ltd	0.86
China Construction Bank Corp	9.43
China Everbright International Ltd	0.57
China Gas Holdings Ltd	0.52
China Life Insurance Co Ltd	4.64
China Longyuan Power Group Corp Ltd	0.49
China Mengniu Dairy Co Ltd	0.94
China Merchants Bank Co Ltd	1.85
China Merchants Holdings International C	0.61
China Minsheng Banking Corp Ltd	1.35
China Mobile Ltd	10.64
China Oilfield Services Ltd	0.50
China Overseas Land & Investment Ltd	1.90
China Pacific Insurance Group Co Ltd	2.14
China Petroleum & Chemical Corp	3.29
China Resources Enterprise Ltd	0.39
China Resources Land Ltd	0.81
China Resources Power Holdings Co Ltd	0.76
China Shenhua Energy Co Ltd	1.62
China Telecom Corp Ltd	1.25
China Unicom Hong Kong Ltd	1.02
CITIC Ltd	0.45
CNOOC Ltd	3.73
Dongfeng Motor Group Co Ltd	0.60
ENN Energy Holdings Ltd	0.69
Great Wall Motor Co Ltd	0.94
Hengan International Group Co Ltd	1.24
Huaneng Power International Inc	0.67
ICBC	8.59
Kunlun Energy Co Ltd	0.49
Lenovo Group Ltd	1.28
PetroChina Co Ltd	3.72
PICC Property & Casualty Co Ltd	1.11
Ping An Insurance Group Co of China Ltd	3.37
Tencent Holdings Ltd	11.93
Tingyi Cayman Islands Holding Corp	0.73
Want Want China Holdings Ltd	1.25
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Aerospace Index as of December 31, 2014.

Security Description	Index Weight
JPM Aerospace Index
Airbus Group NV	11.21%
B/E Aerospace Inc	1.91
Boeing Co/The	31.71
Bombardier Inc	2.00
KLX, Inc	0.68
Precision Castparts Corp	12.36
Rolls-Royce Holdings PLC	7.47
Safran SA	7.47
Textron Inc	5.24
Thales SA	2.14
TransDigm Group Inc	3.29
United Technologies Corp	11.69
Zodiac Aerospace	2.83
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM US Machinery Index as of December 31, 2014.

Security Description	Index Weight
JPM US Machinery Index
AGCO Corp	1.53%
Caterpillar Inc	22.67
Cummins Inc	9.81
Deere & Co	11.24
Dover Corp	4.63
Flowserve Corp	3.09
Illinois Tool Works Inc	13.82
Ingersoll-Rand PLC	6.61
Joy Global Inc	1.87
PACCAR Inc	9.19
Parker-Hannifin Corp	6.94
Pentair PLC	4.83
SPX Corp	1.24
Xylem Inc/NY	2.53
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom US Beverage & Tobacco Index as of December 31, 2014.

Security Description	Index Weight
JPM Custom US Beverage & Tobacco Index
Altria Group Inc	14.31%
Brown-Forman Corp	2.73
Coca-Cola Co	26.76
Coca-Cola Enterprises Inc	1.54
Constellation Brands Inc	2.70
Dr Pepper Snapple Group Inc	2.05
Lorillard Inc	3.37
Molson Coors Brewing Co	1.97
PepsiCo Inc	20.93
Philip Morris International Inc	18.60
Reyonolds American Inc	5.04
100.00%

@		Value is less than $500.
†		Credit Rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
BBSW		Australia’s Bank Bill Swap
CDOR		Canadian Dealer Offered Rate.
HIBOR		Hong Kong Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CLP	–	Chilean Peso
DKK	–	Danish Krone
EUR	–	Euro
GBP	–	British Pound
HKD	–	Hong Kong Dollar
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
JPY	–	Japanese Yen
KRW	–	South Korean Won
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
RUB	–	Russian Ruble
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
TRY	–	Turkish Lira
TWD	–	Taiwan Dollar
USD	–	United States Dollar
ZAR	–	South African Rand

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (97.9%)
Aerospace & Defense (2.6%)
TransDigm Group, Inc.	889,257	$174,606

Automobiles (3.5%)
Tesla Motors, Inc. (a)(b)	1,064,804	236,823

Beverages (1.0%)
Monster Beverage Corp. (a)	637,654	69,090

Biotechnology (2.0%)
Alnylam Pharmaceuticals, Inc. (a)	397,889	38,595
Intercept Pharmaceuticals, Inc. (a)(b)	48,953	7,637
Ironwood Pharmaceuticals, Inc. (a)	3,418,363	52,369
Pharmacyclics, Inc. (a)	179,750	21,976
Seattle Genetics, Inc. (a)(b)	501,727	16,121
		136,698
Commercial Services & Supplies (1.1%)
Stericycle, Inc. (a)	564,602	74,008

Communications Equipment (1.1%)
Palo Alto Networks, Inc. (a)	598,259	73,329

Diversified Financial Services (5.4%)
McGraw Hill Financial, Inc.	2,151,250	191,418
MSCI, Inc.	3,632,914	172,346
		363,764
Electrical Equipment (0.5%)
SolarCity Corp. (a)(b)	677,830	36,250

Food Products (6.8%)
Keurig Green Mountain, Inc.	1,492,339	197,578
Mead Johnson Nutrition Co.	2,594,595	260,861
		458,439
Health Care Equipment & Supplies (5.1%)
Intuitive Surgical, Inc. (a)	657,396	347,723

Health Care Technology (3.7%)
athenahealth, Inc. (a)	1,713,726	249,690

Hotels, Restaurants & Leisure (5.2%)
Chipotle Mexican Grill, Inc. (a)	51,654	35,358
Dunkin’ Brands Group, Inc.	3,637,768	155,151
Panera Bread Co., Class A (a)	942,200	164,696
		355,205
Information Technology Services (5.1%)
FleetCor Technologies, Inc. (a)	1,150,603	171,106
Gartner, Inc. (a)	2,029,555	170,909
		342,015
Internet & Catalog Retail (4.2%)
Ctrip.com International Ltd. ADR (China) (a)	1,253,286	57,024

Groupon, Inc. (a)	5,838,482	48,226
TripAdvisor, Inc. (a)	964,480	72,008
Zalando SE (Germany) (a)	1,542,415	47,392
zulily, Inc., Class A (a)(b)	2,488,879	58,240
		282,890
Internet Software & Services (16.2%)
Autohome, Inc. ADR (China) (a)(b)	1,649,443	59,974
Dropbox, Inc. (a)(c)(d)(e) (acquisition cost - $33,909; acquired 5/1/12)	3,747,173	71,576
LendingClub Corp. (a)(b)	1,081,454	27,361
LinkedIn Corp., Class A (a)	1,517,946	348,687
MercadoLibre, Inc. (Brazil)	405,110	51,720
Pandora Media, Inc. (a)	3,497,725	62,364
Twitter, Inc. (a)	6,170,059	221,320
Yelp, Inc. (a)	630,565	34,511
Youku Tudou, Inc. ADR (China) (a)	3,409,663	60,726
Zillow, Inc., Class A (a)(b)	1,528,211	161,822
		1,100,061
Life Sciences Tools & Services (5.7%)
Illumina, Inc. (a)	2,102,928	388,158

Machinery (1.8%)
Colfax Corp. (a)	2,366,764	122,054

Media (1.1%)
Legend Pictures LLC Ltd. (a)(c)(d)(e) (acquisition cost - $38,812; acquired 3/8/12)	36,302	75,941

Pharmaceuticals (4.1%)
Endo International PLC (a)	2,697,430	194,539
Zoetis, Inc.	1,850,735	79,637
		274,176
Professional Services (4.7%)
IHS, Inc., Class A (a)	1,314,741	149,723
Verisk Analytics, Inc., Class A (a)	2,682,580	171,819
		321,542
Software (11.6%)
FireEye, Inc. (a)(b)	3,856,569	121,791
NetSuite, Inc. (a)	656,297	71,648
ServiceNow, Inc. (a)	1,447,004	98,179
Splunk, Inc. (a)	3,627,637	213,849
Tableau Software, Inc., Class A (a)	532,172	45,107
Workday, Inc., Class A (a)	2,563,866	209,237
Zynga, Inc., Class A (a)	9,089,064	24,177
		783,988
Tech Hardware, Storage & Peripherals (0.9%)
3D Systems Corp. (a)(b)	1,004,421	33,015
Stratasys Ltd. (a)(b)	349,177	29,020
		62,035
Textiles, Apparel & Luxury Goods (4.5%)
Lululemon Athletica, Inc. (Canada) (a)	1,542,395	86,050
Michael Kors Holdings Ltd. (a)	2,381,874	178,879

Under Armour, Inc., Class A (a)	535,923	36,389
		301,318
Total Common Stocks (Cost $5,330,136)		6,629,803

Convertible Preferred Stocks (0.1%)
Internet & Catalog Retail (0.0%)
Peixe Urbano, Inc. (Brazil) (a)(c)(d)(e) (acquisition cost - $18,817; acquired 12/2/11)	571,575	246
Internet Software & Services (0.1%)
Dropbox, Inc. Series A (a)(c)(d)(e) (acquisition cost - $3,365; acquired 5/25/12)	371,814	7,102
Total Convertible Preferred Stocks (Cost $22,182)		7,348

Preferred Stocks (3.0%)
Internet & Catalog Retail (1.9%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost - $47,799; acquired 4/16/14)	1,174,038	59,183
Flipkart Online Services Pvt Ltd. Series D (a)(c)(d)(e) (acquisition cost - $13,007; acquired 10/4/13)	566,827	67,883
		127,066
Internet Software & Services (0.4%)
Survey Monkey, Inc. (a)(c) (d)(e) (acquisition cost - $28,952; acquired 11/25/14)	1,760,030	28,952

Software (0.7%)
Palantir Technologies, Inc. Series G (a)(c)(d)(e) (acquisition cost - $11,738; acquired 7/19/12)	3,835,908	30,764
Palantir Technologies, Inc. Series H (a)(c)(d)(e) (acquisition cost - $3,519; acquired 10/25/13)	1,002,564	8,041
Palantir Technologies, Inc. Series H1 (a)(c)(d)(e) (acquisition cost - $3,519; acquired 10/25/13)	1,002,564	8,041
		46,846
Total Preferred Stocks (Cost $108,534)		202,864

	Notional Amount
Call Options Purchased (0.1%)
Foreign Currency Options (0.1%)
USD/CNY June 2015 @ CNY 6.62	1,374,242,186	2,348
USD/CNY November 2015 @ CNY 6.65	1,137,270,245	5,766
Total Call Options Purchased (Cost $7,555)		8,114

	Shares
Short-Term Investments (4.0%)
Securities held as Collateral on Loaned Securities (4.0%)
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	245,402,374	245,403

	Face Amount (000)	Value (000)
Repurchase Agreement (0.4%)
Merrill Lynch & Co., Inc., (0.03%, dated 12/31/14, due 1/2/15; proceeds $23,409; fully collateralized by various U.S. Government obligations; 2.13% - 4.25% due 1/31/21 - 11/15/40; valued at $23,877)	$23,409	23,409
Total Short-Term Investments (Cost $268,812)		268,812
Total Investments (105.1%) (Cost $5,737,219) Including $326,109 of Securities Loaned (g)+		7,116,941
Liabilities in Excess of Other Assets (-5.1%)		(342,983)
Net Assets (100.0%)		$6,773,958

(a)		Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2014 were approximately $326,109,000 and $328,593,000, respectively. The Portfolio received cash collateral of approximately $293,553,000, of which $268,812,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments.  At December 31, 2014, there was uninvested cash collateral of approximately $24,741,000, which is not reflected in the Portfolio of Investments.  The remaining collateral of approximately $35,040,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

At December 31, 2014, the Portfolio held fair valued securities valued at approximately $357,729,000, representing 5.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at December 31, 2014 amounts to approximately $357,729,000 and represents 5.3% of net assets.

(e)		Security has been deemed illiquid at December 31, 2014.
(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended December 31, 2014, advisory fees paid were reduced by approximately $55,000 relating to the Portfolio’s investment in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $47,392,000 and 0.7%, respectively, represent the security that has been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At December 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $5,737,219,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,379,722,000 of which approximately $1,860,639,000 related to appreciated securities and approximately $480,917,000 related to depreciated securities.

ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Morgan Stanley Institutional Fund Trust

Core Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2014 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (90.1%)
Agency Fixed Rate Mortgages (29.0%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.00%, 12/1/41	$195	$209
6.00%, 5/1/37 – 11/1/37	70	79
7.50%, 5/1/35	37	45
8.00%, 8/1/32	21	26
8.50%, 8/1/31	33	41
Federal National Mortgage Association,
Conventional Pools:
3.50%, 12/1/42	840	877
4.00%, 11/1/41 – 12/1/41	810	866
4.50%, 8/1/40 – 7/1/41	1,036	1,132
5.50%, 4/1/34 – 2/1/38	506	570
6.00%, 1/1/38	51	58
6.50%, 7/1/29 – 11/1/32	129	150
7.00%, 10/1/31 – 12/1/31	1	1
7.50%, 8/1/37	65	80
8.00%, 4/1/33	46	55
8.50%, 10/1/32	46	57
		4,246
Asset-Backed Security (0.8%)
CVS Pass-Through Trust
6.04%, 12/10/28	104	122

Collateralized Mortgage Obligations - Agency Collateral Series (4.2%)
Federal National Mortgage Association,
IO
6.22%, 9/25/20 (a)	301	65
IO REMIC
6.43%, 9/25/38 (a)	416	61
REMIC
9.29%, 10/25/41 (a)(b)	66	67
Government National Mortgage Association,
IO
0.83%, 8/20/58 (a)	2,765	88
3.50%, 5/20/43	556	116
5.00%, 2/16/41	108	21
5.94%, 8/16/42 (a)	534	102
5.98%, 6/20/43 (a)	554	93
		613
Corporate Bonds (36.1%)
Finance (19.0%)
Abbey National Treasury Services PLC
3.05%, 8/23/18	120	124
ACE INA Holdings, Inc.
3.35%, 5/15/24	100	101
Aegon N.V.
4.63%, 12/1/15	75	78
American International Group, Inc.
4.88%, 6/1/22	75	84
AvalonBay Communities, Inc.
2.95%, 9/15/22	75	73

Bank of America Corp.,
MTN
3.30%, 1/11/23	75	75
4.20%, 8/26/24	25	26
4.25%, 10/22/26	23	23
5.00%, 1/21/44	20	23
Bank of New York Mellon Corp. (The)
3.65%, 2/4/24 (c)	100	105
BNP Paribas SA
5.00%, 1/15/21	60	68
Boston Properties LP,
3.80%, 2/1/24 (c)	10	10
3.85%, 2/1/23	100	104
Brookfield Asset Management, Inc.
5.80%, 4/25/17	50	54
Capital One Financial Corp.
2.45%, 4/24/19	25	25
Citigroup, Inc.,
3.88%, 10/25/23 (c)	50	52
5.50%, 9/13/25	50	55
6.68%, 9/13/43	20	26
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.88%, 2/8/22	75	80
Credit Suisse
6.00%, 2/15/18	60	67
ERP Operating LP
3.00%, 4/15/23 (c)	55	54
General Electric Capital Corp.,
MTN
5.88%, 1/14/38	25	32
Series G
6.00%, 8/7/19	115	134
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/37	55	69
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	85	96
HSBC Finance Corp.
6.68%, 1/15/21	100	119
HSBC USA, Inc.
3.50%, 6/23/24 (c)	100	103
JPMorgan Chase & Co.
3.20%, 1/25/23	145	145
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (d)	25	26
Pacific LifeCorp
6.00%, 2/10/20 (d)	50	57
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24 (c)	60	61
Principal Financial Group, Inc.
8.88%, 5/15/19	100	126
Realty Income Corp.
4.65%, 8/1/23 (c)	50	54
Royal Bank of Scotland Group PLC
2.55%, 9/18/15	120	121
State Street Corp.
3.10%, 5/15/23	60	59
Synchrony Financial
4.25%, 8/15/24	25	26
TD Ameritrade Holding Corp.
3.63%, 4/1/25	25	25
UnitedHealth Group, Inc.
2.88%, 3/15/23	125	124

Wells Fargo & Co.,
Series M
3.45%, 2/13/23	100	102
		2,786
Industrials (14.8%)
21st Century Fox America, Inc.
4.75%, 9/15/44 (d)	50	55
Altera Corp.
2.50%, 11/15/18	100	101
Altria Group, Inc.,
2.85%, 8/9/22	55	54
5.38%, 1/31/44	5	6
Amazon.com, Inc.
1.20%, 11/29/17	100	99
Amgen, Inc.
5.15%, 11/15/41	25	28
Anadarko Petroleum Corp.
6.45%, 9/15/36	50	60
Apple, Inc.
2.40%, 5/3/23	65	63
Barrick Gold Corp.
4.10%, 5/1/23 (c)	50	49
Becton Dickinson and Co.
3.73%, 12/15/24	10	10
Bed Bath & Beyond, Inc.
5.17%, 8/1/44	15	16
BHP Billiton Finance USA Ltd.
3.85%, 9/30/23 (c)	50	53
BP Capital Markets PLC
3.25%, 5/6/22	50	49
Caterpillar, Inc.
3.40%, 5/15/24	50	51
Coca-Cola Co.
3.20%, 11/1/23 (c)	50	52
ConocoPhillips
6.50%, 2/1/39 (c)	25	33
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22	50	51
Dominion Gas Holdings LLC
3.60%, 12/15/24 (c)	25	25
eBay, Inc.
2.88%, 8/1/21	25	25
Ensco PLC
5.75%, 10/1/44 (c)	25	25
Freeport-McMoRan, Inc.
3.88%, 3/15/23	45	42
Gilead Sciences, Inc.
4.80%, 4/1/44	25	28
Goldcorp, Inc.
3.70%, 3/15/23	37	36
Hewlett-Packard Co.
4.65%, 12/9/21	40	43
Home Depot, Inc.
5.88%, 12/16/36	50	66
Kinder Morgan, Inc.
4.30%, 6/1/25 (c)	25	25
LYB International Finance BV
4.88%, 3/15/44	25	26

Merck & Co., Inc.
2.80%, 5/18/23 (c)	50	50
Motorola Solutions, Inc.
4.00%, 9/1/24 (c)	25	25
NBC Universal Media LLC
5.95%, 4/1/41	25	32
Noble Energy, Inc.
5.05%, 11/15/44 (c)	25	25
Omnicom Group, Inc.
3.65%, 11/1/24	15	15
Oracle Corp.
3.40%, 7/8/24	25	26
PepsiCo, Inc.
3.60%, 3/1/24 (c)	50	52
Sanofi
4.00%, 3/29/21 (c)	60	65
Spectra Energy Capital LLC
3.30%, 3/15/23	25	24
Target Corp.
3.50%, 7/1/24 (c)	25	26
Tiffany & Co.
4.90%, 10/1/44 (d)	25	26
Time Warner Cable, Inc.
4.50%, 9/15/42 (c)	25	26
Toyota Motor Credit Corp.
2.75%, 5/17/21	50	51
Tyson Foods, Inc.
3.95%, 8/15/24 (c)	40	41
United Airlines Pass-Through Trust,
Series A
3.75%, 3/3/28	25	25
4.00%, 10/11/27 (c)	100	102
Verizon Communications, Inc.,
5.01%, 8/21/54 (d)	55	57
6.55%, 9/15/43	56	72
Volkswagen International Finance N.V.
2.38%, 3/22/17 (d)	115	117
Wesfarmers Ltd.,
1.87%, 3/20/18 (d)	55	55
2.98%, 5/18/16 (d)	85	87
		2,170
Utilities (2.3%)
Buckeye Partners LP
4.15%, 7/1/23 (c)	75	73
EnLink Midstream Partners LP
2.70%, 4/1/19	50	50
Jersey Central Power & Light Co.
4.70%, 4/1/24 (d)	75	80
Kinder Morgan Energy Partners LP
3.50%, 9/1/23 (c)	50	48
PPL WEM Holdings Ltd.
3.90%, 5/1/16 (d)	75	77
		328
		5,284
Sovereign (1.4%)
Credit Mutuel - CIC Home Loan SFH
1.50%, 11/16/17 (d)	200	201

U.S. Treasury Securities (18.6%)
U.S. Treasury Bonds,
2.75%, 11/15/42	425	425
3.00%, 5/15/42	405	426
U.S. Treasury Inflation Indexed Bond
0.13%, 7/15/24	240	231
U.S. Treasury Notes,
0.63%, 8/15/16 – 5/31/17	1,125	1,123
0.88%, 1/31/17	525	527
		2,732
Total Fixed Income Securities (Cost $12,713)		13,198

	Shares
Short-Term Investments (16.6%)
Securities held as Collateral on Loaned Securities (7.0%)
Investment Company (7.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e)	1,022,957	1,023
Total Securities held as Collateral on Loaned Securities (Cost $1,023)		1,023
Investment Company (9.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $1,312)	1,311,973	1,312

	Face Amount (000)
U.S. Treasury Securities (0.6%)
U.S. Treasury Bills,
0.01%, 2/12/15 (f)(g)	$10	10
0.04%, 2/12/15 (f)(g)	25	25
0.05%, 2/12/15 (f)(g)	62	62
Total U.S. Treasury Securities (Cost $97)		97
Total Short-Term Investments (Cost $2,432)		2,432
Total Investments (106.7%) (Cost $15,145) Including $1,244 of Securities Loaned (h)+		15,630
Liabilities in Excess of Other Assets (-6.7%)		(987)
Net Assets (100.0%)		$14,643

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2014.
(b)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2014.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2014 were approximately $1,244,000 and $1,271,000, respectively. The Portfolio received cash collateral of approximately $1,202,000 of which $1,023,000 was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments.  At December 31, 2014, there was uninvested cash collateral of approximately $179,000, which is not reflected in the Portfolio of Investments.  The remaining collateral of approximately $69,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended December 31, 2014, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(f)	Rate shown is the yield to maturity at December 31, 2014.
(g)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(h)	Securities are available for collateral in connection with securities purchased on open futures contracts and swap agreements.
+

At December 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $15,145,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $485,000 of which approximately $549,000 related to appreciated securities and approximately $64,000 related to depreciated securities.

IO	Interest Only.
MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.

Futures Contracts:

The Portfolio had the following futures contracts open at December 31, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	21	$4,590	Mar-15	$(6)
U.S. Treasury 5 yr. Note	6	714	Mar-15	(2)
U.S. Treasury Long Bond	3	434	Mar-15	12

Short:
U.S. Treasury 10 yr. Note	6	(761)	Mar-15	(3)
U.S. Treasury Ultra Bond	2	(330)	Mar-15	(15)
				$(14)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at December 31, 2014:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$250	1.00%	3/20/19	$5	$(8)	$(3)	BBB+
Barclays Bank PLC
Yum! Brands, Inc.	Buy	250	1.00	12/20/18	(4)	(1)	(5)	BBB
		$500			$1	$(9)	$(8)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at December 31, 2014:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)

Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	0.90%	12/24/16	$1,500	$(1)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.14	7/23/17	752	(3)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.06	8/21/17	1,700	(2)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.18	9/4/17	700	(3)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.17	9/5/17	900	(3)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.19	9/10/17	250	(1)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.71	8/21/19	564	(3)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.81	9/4/19	200	(2)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.80	9/5/19	271	(3)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.85	9/10/19	73	(1)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Pay	2.29	12/24/24	320	— @
						$(22)

†	Credit Rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.
@	Value is less than $500
LIBOR	London Interbank Offered Rate.

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2014 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (98.5%)
Agency Adjustable Rate Mortgage (0.6%)
Federal National Mortgage Association,
Conventional Pool:
2.33%, 5/1/35	$1,123		$1,200

Agency Fixed Rate Mortgages (22.3%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
12.00%, 2/1/15	—	@	—	@
Gold Pools:
6.00%, 10/1/36 – 8/1/38	585		664
6.50%, 3/1/16 – 8/1/33	277		318
7.00%, 6/1/28 – 11/1/31	67		73
Federal National Mortgage Association,
Conventional Pools:
3.50%, 12/1/42	3,275		3,420
4.00%, 11/1/41 – 7/1/43	5,824		6,230
5.00%, 3/1/41	510		566
5.50%, 6/1/35 – 5/1/41	2,152		2,418
6.50%, 11/1/23 – 1/1/34	2,359		2,688
7.00%, 11/1/17 – 1/1/34	394		433
9.50%, 4/1/30	366		435
12.50%, 9/1/15	—	@	—	@
January TBA:
3.00%, 1/1/30 (a)	1,406		1,462
3.50%, 1/1/30 – 1/1/45 (a)	4,054		4,245
4.00%, 1/1/45 (a)	677		723
4.50%, 1/1/45 (a)	4,411		4,789
5.00%, 1/1/45 (a)	3,152		3,483
Government National Mortgage Association,
January TBA:
3.50%, 1/20/45 (a)	4,124		4,329
4.00%, 1/20/45 (a)	3,800		4,075
4.50%, 1/20/45 (a)	2,450		2,677
Various Pools:
3.50%, 12/15/43	821		867
4.00%, 8/20/41 – 3/20/43	1,426		1,532
			45,427
Asset-Backed Securities (1.1%)
Contimortgage Home Equity Trust
8.10%, 8/15/25	32		30
CVS Pass-Through Trust
6.04%, 12/10/28	434		508
Mid-State Trust IV
8.33%, 4/1/30	17		18
U-Haul S Fleet LLC
4.90%, 10/25/23 (b)	948		981
VOLT NPL X LLC
4.75%, 10/25/54 (b)	493		485
VOLT XIX LLC
5.00%, 4/26/55 (b)	300		293
			2,315
Collateralized Mortgage Obligations - Agency Collateral Series (3.2%)
Federal Home Loan Mortgage Corporation,

IO
0.66%, 1/25/21 (c)	9,529	282
IO REMIC
5.84%, 11/15/43 (c)	2,858	459
5.89%, 4/15/39 (c)	2,593	439
IO STRIPS
7.50%, 12/1/29	58	14
8.00%, 1/1/28	98	25
PAC REMIC
9.50%, 4/15/20	1	1
REMIC
3.50%, 12/15/42	823	830
Federal National Mortgage Association,
IO
6.22%, 9/25/20 (c)	4,043	869
IO PAC REMIC
8.00%, 9/18/27	235	41
IO REMIC
6.00%, 7/25/33	201	36
6.43%, 9/25/38 (c)	1,978	289
IO STRIPS
6.50%, 9/25/29 – 12/25/29	984	210
8.00%, 4/25/24	261	43
8.50%, 10/25/25	83	21
9.00%, 11/25/26	76	15
REMIC
7.00%, 9/25/32	430	492
9.29%, 10/25/41 (c)(d)	293	299
63.53%, 9/25/20 (c)(d)	4	6
Government National Mortgage Association,
IO
3.50%, 5/20/43	2,305	482
5.00%, 2/16/41	566	113
5.89%, 11/16/40 (c)	3,332	655
5.94%, 7/16/33 (c)	5,028	621
5.98%, 6/20/43 (c)	2,149	359
		6,601
Commercial Mortgage-Backed Securities (7.2%)
COMM Mortgage Trust,
4.61%, 2/10/47 (b)(c)	575	565
4.91%, 4/10/47 (b)(c)	883	854
5.05%, 8/10/46 (b)(c)	800	806
IO
0.39%, 7/10/45 (c)	16,256	233
1.04%, 10/10/47 (c)	4,740	289
1.30%, 7/15/47 (c)	4,267	341
Commercial Mortgage Trust
5.48%, 3/10/39	450	472
DBUBS Mortgage Trust
5.44%, 7/10/44 (b)(c)	325	366
FREMF Mortgage Trust,
3.54%, 10/25/46 (b)(c)	825	770
4.16%, 8/25/47 (b)(c)	278	269
4.64%, 6/25/47 (b)(c)	219	221
GS Mortgage Securities Trust
4.77%, 8/10/46 (b)(c)	500	490
JP Morgan Chase Commercial Mortgage Securities Trust,
4.57%, 7/15/47 (b)(c)	1,135	1,059
5.46%, 12/12/43	600	621

IO
0.59%, 4/15/46 (c)	6,956	290
1.18%, 7/15/47 (c)	10,729	737
JPMBB Commercial Mortgage Securities Trust,
4.68%, 4/15/47 (b)(c)	775	723
IO
1.13%, 8/15/47 (c)	4,584	362
LB-UBS Commercial Mortgage Trust
6.25%, 9/15/45 (c)	550	580
NLY Commercial Mortgage Trust
2.76%, 11/15/30 (b)(c)	218	221
Wells Fargo Commercial Mortgage Trust
3.94%, 8/15/50 (b)	945	818
WF-RBS Commercial Mortgage Trust,
3.43%, 6/15/45	966	1,009
3.71%, 3/15/45 (c)	140	143
3.80%, 11/15/47	950	812
3.99%, 5/15/47 (b)	580	510
4.14%, 5/15/45 (b)(c)	425	403
4.98%, 9/15/46 (b)(c)	805	804
		14,768
Corporate Bonds (35.4%)
Finance (14.5%)
Abbey National Treasury Services PLC
3.05%, 8/23/18	490	508
ABN Amro Bank N.V.
4.25%, 2/2/17 (b)	600	633
ACE INA Holdings, Inc.
3.35%, 5/15/24	400	405
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 5/15/19 (b)	380	377
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	275	293
American Campus Communities Operating Partnership LP
3.75%, 4/15/23 (e)	250	250
American International Group, Inc.,
4.88%, 6/1/22	275	309
6.40%, 12/15/20	146	174
American Realty Capital Properties, Inc.
3.00%, 8/1/18	525	485
Banco de Credito del Peru
6.13%, 4/24/27 (b)(c)(e)	400	424
Bank of America Corp.,
4.00%, 4/1/24	220	229
MTN
3.30%, 1/11/23	660	661
4.20%, 8/26/24	225	230
4.25%, 10/22/26	113	113
5.00%, 1/21/44	180	202
Bank of New York Mellon Corp. (The)
3.65%, 2/4/24 (e)	400	419
Barclays Bank PLC
3.75%, 5/15/24	475	491
BNP Paribas SA,
4.25%, 10/15/24 (e)	200	202
5.00%, 1/15/21	175	198
Boston Properties LP
3.80%, 2/1/24 (e)	175	180

BPCE SA
5.15%, 7/21/24 (b)	600	619
Brookfield Asset Management, Inc.
5.80%, 4/25/17	235	254
Capital One Bank, USA NA
3.38%, 2/15/23	366	365
Capital One Financial Corp.
2.45%, 4/24/19	150	150
Citigroup, Inc.,
3.75%, 6/16/24 (e)	300	307
4.05%, 7/30/22	165	171
5.50%, 9/13/25	325	360
6.68%, 9/13/43	120	156
8.13%, 7/15/39	175	269
Commonwealth Bank of Australia
5.00%, 3/19/20 (b)	300	337
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%, 11/9/22	650	663
Credit Agricole SA,
3.88%, 4/15/24 (b)(e)	500	518
7.88%, 1/23/24 (b)(c)(f)	200	204
Credit Suisse AG
6.50%, 8/8/23 (b)	425	468
DBS Group Holdings Ltd.
2.25%, 7/16/19 (b)(e)	525	525
Discover Bank
7.00%, 4/15/20	250	295
General Electric Capital Corp.,
MTN
5.88%, 1/14/38	235	298
Series G
6.00%, 8/7/19	694	808
Genworth Holdings, Inc.
7.20%, 2/15/21	375	367
Goldman Sachs Group, Inc. (The),
3.63%, 1/22/23	440	446
6.75%, 10/1/37	490	617
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (b)	425	490
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	645	730
HBOS PLC,
Series G
6.75%, 5/21/18 (b)	813	908
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	350	347
HSBC Finance Corp.
6.68%, 1/15/21	420	499
HSBC Holdings PLC,
4.25%, 3/14/24	200	209
6.38%, 9/17/24 (c)(e)(f)	200	202
HSBC USA, Inc.
3.50%, 6/23/24 (e)	225	233
ING Bank N.V.
5.80%, 9/25/23 (b)	520	578
Intesa Sanpaolo SpA
5.25%, 1/12/24	410	445
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 4/1/20 (b)	380	355
JPMorgan Chase & Co.,
3.20%, 1/25/23	690	692

4.13%, 12/15/26	300	301
4.63%, 5/10/21	380	419
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (b)	150	153
Lloyds Bank PLC
6.50%, 9/14/20 (b)(e)	400	464
Macquarie Bank Ltd.
6.63%, 4/7/21 (b)	490	566
Nationwide Building Society
6.25%, 2/25/20 (b)	645	757
Nationwide Financial Services, Inc.
5.38%, 3/25/21 (b)	450	508
Omega Healthcare Investors, Inc.
4.95%, 4/1/24	225	235
Platinum Underwriters Finance, Inc.,
Series B
7.50%, 6/1/17	791	886
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24 (e)	210	214
Principal Financial Group, Inc.
1.85%, 11/15/17	575	576
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (b)(c)	550	600
Realty Income Corp.
3.25%, 10/15/22	400	395
Standard Chartered PLC
3.95%, 1/11/23 (b)(e)	310	300
Swedbank AB
2.38%, 2/27/19 (b)	340	342
Synchrony Financial
4.25%, 8/15/24	300	308
TD Ameritrade Holding Corp.
3.63%, 4/1/25 (e)	500	508
UnitedHealth Group, Inc.
2.88%, 3/15/23 (e)	800	796
Wells Fargo & Co.,
4.13%, 8/15/23	170	179
Series M
3.45%, 2/13/23	320	325
		29,500
Industrials (18.9%)
21st Century Fox America, Inc.
4.75%, 9/15/44 (b)(e)	575	631
ADT Corp. (The)
6.25%, 10/15/21 (e)	450	464
Albea Beauty Holdings SA
8.38%, 11/1/19 (b)	600	633
Altria Group, Inc.
5.38%, 1/31/44	285	326
Amazon.com, Inc.
3.80%, 12/5/24 (e)	475	488
American Tower Corp.
4.70%, 3/15/22	300	315
Amgen, Inc.
5.15%, 11/15/41	198	224
Anadarko Petroleum Corp.
6.45%, 9/15/36	250	301
Anheuser-Busch InBev Finance, Inc.
3.70%, 2/1/24 (e)	475	494

Apple, Inc.,
2.40%, 5/3/23	295	287
4.45%, 5/6/44	300	331
AT&T, Inc.
6.30%, 1/15/38	100	121
Baidu, Inc.
2.75%, 6/9/19	475	474
Barrick Gold Corp.
4.10%, 5/1/23 (e)	255	249
Bayer US Finance LLC
3.38%, 10/8/24 (b)	200	204
Becton Dickinson and Co.
3.73%, 12/15/24	155	160
Bed Bath & Beyond, Inc.
5.17%, 8/1/44	215	225
BHP Billiton Finance USA Ltd.
3.85%, 9/30/23 (e)	370	390
Bombardier, Inc.
6.13%, 1/15/23 (b)(e)	450	460
BP Capital Markets PLC
3.25%, 5/6/22	600	591
Cardtronics, Inc.
5.13%, 8/1/22 (b)	375	368
Caterpillar, Inc.
3.40%, 5/15/24	600	618
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 4/15/23	325	323
CEVA Group PLC
7.00%, 3/1/21 (b)(e)	370	359
Chrysler Group LLC/CG Co-Issuer, Inc.
8.00%, 6/15/19	375	396
CNH Industrial Capital LLC
3.25%, 2/1/17	309	306
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	540	512
Coca-Cola Co.
3.20%, 11/1/23 (e)	375	387
ConocoPhillips Co.
3.35%, 11/15/24 (e)	400	405
Continental Resources, Inc.
4.90%, 6/1/44 (e)	475	413
CSC Holdings LLC
5.25%, 6/1/24 (b)	450	453
Denbury Resources, Inc.
5.50%, 5/1/22 (e)	478	440
Devon Energy Corp.
3.25%, 5/15/22 (e)	325	320
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22	175	178
Dominion Gas Holdings LLC
3.60%, 12/15/24 (e)	225	229
eBay, Inc.
2.88%, 8/1/21	475	471
Eldorado Gold Corp.
6.13%, 12/15/20 (b)	380	371
Ensco PLC
5.75%, 10/1/44 (e)	225	227
Exide Technologies
8.63%, 2/1/18 (g)(h)	219	12
Experian Finance PLC
2.38%, 6/15/17 (b)	635	641

Freeport-McMoRan, Inc.
3.88%, 3/15/23	345	326
General Motors Financial Co., Inc.
4.38%, 9/25/21	400	418
Gilead Sciences, Inc.
4.80%, 4/1/44	300	334
Glencore Funding LLC
4.13%, 5/30/23 (b)	390	381
Goldcorp, Inc.
3.70%, 3/15/23	293	286
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	630	731
HCA, Inc.
4.75%, 5/1/23	445	454
Heathrow Funding Ltd.
4.88%, 7/15/21 (b)	525	594
Hewlett-Packard Co.,
3.75%, 12/1/20 (e)	200	207
4.65%, 12/9/21	155	166
Home Depot, Inc.
5.88%, 12/16/36	400	524
Illumina, Inc.
0.00%, 6/15/19 (b)(e)	328	361
Intel Corp.,
2.70%, 12/15/22 (e)	400	398
2.95%, 12/15/35	356	469
Kinder Morgan, Inc.
4.30%, 6/1/25 (e)	650	652
Lamar Media Corp.
5.38%, 1/15/24 (e)	135	140
Liberty Media Corp.
1.38%, 10/15/23 (e)	341	338
Lundin Mining Corp.
7.50%, 11/1/20 (b)(e)	352	349
LYB International Finance BV
4.88%, 3/15/44	300	310
MasTec, Inc.
4.88%, 3/15/23 (e)	515	487
MDC Partners, Inc.
6.75%, 4/1/20 (b)	420	434
Medtronic, Inc.,
3.63%, 3/15/24 (e)	370	385
4.63%, 3/15/45 (b)	175	191
Motorola Solutions, Inc.
4.00%, 9/1/24	300	302
NBC Universal Media LLC,
2.88%, 1/15/23	250	250
5.95%, 4/1/41	150	194
NetApp, Inc.
2.00%, 12/15/17	200	201
Noble Energy, Inc.,
3.90%, 11/15/24	225	223
5.05%, 11/15/44 (e)	200	198
NOVA Chemicals Corp.
5.25%, 8/1/23 (b)(e)	463	469
Novartis Capital Corp.
3.40%, 5/6/24	570	594
Nuance Communications, Inc.
2.75%, 11/1/31	286	287
NVIDIA Corp.
1.00%, 12/1/18	550	635

Omnicom Group, Inc.
3.65%, 11/1/24	230	231
ON Semiconductor Corp.,
Series B
2.63%, 12/15/26 (e)	290	346
Ooredoo International Finance Ltd.
3.25%, 2/21/23 (b)	450	435
PepsiCo, Inc.
3.60%, 3/1/24 (e)	475	497
Philip Morris International, Inc.
2.50%, 8/22/22	495	485
QVC, Inc.
4.38%, 3/15/23	400	402
Rowan Cos., Inc.
5.85%, 1/15/44 (e)	175	162
RR Donnelley & Sons Co.
7.88%, 3/15/21 (e)	345	383
SanDisk Corp.
0.50%, 10/15/20 (e)	375	452
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 5/17/22 (b)	500	510
SK Telecom Co., Ltd.
2.13%, 5/1/18 (b)	200	200
Spectra Energy Capital LLC
3.30%, 3/15/23	475	452
Target Corp.
3.50%, 7/1/24 (e)	325	338
Tiffany & Co.
4.90%, 10/1/44 (b)	100	103
Time Warner Cable, Inc.
4.50%, 9/15/42 (e)	475	490
Transocean, Inc.,
3.80%, 10/15/22 (e)	300	243
6.38%, 12/15/21 (e)	275	254
Tyson Foods, Inc.
3.95%, 8/15/24 (e)	530	549
United Airlines Pass-Through Trust,
Series A
3.75%, 3/3/28	325	327
4.00%, 4/11/26 (e)	675	685
United Rentals North America, Inc.
5.75%, 11/15/24	370	382
United Technologies Corp.
4.50%, 6/1/42	165	180
Verizon Communications, Inc.,
5.01%, 8/21/54 (b)	658	684
6.55%, 9/15/43	657	843
Volkswagen International Finance N.V.
2.38%, 3/22/17 (b)	190	194
Wal-Mart Stores, Inc.
5.25%, 9/1/35	290	350
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	390	401
Yahoo!, Inc.
0.00%, 12/1/18	550	625
Zimmer Holdings, Inc.
5.75%, 11/30/39	220	267
		38,555

Utilities (2.0%)
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 5/15/23	475	485
CEZ AS
4.25%, 4/3/22 (b)	210	224
DCP Midstream Operating LP
3.88%, 3/15/23	375	359
Delmarva Power & Light Co.
4.00%, 6/1/42	475	492
EnLink Midstream Partners LP
2.70%, 4/1/19	400	394
Exelon Generation Co., LLC
6.25%, 10/1/39	445	536
Jersey Central Power & Light Co.
4.70%, 4/1/24 (b)	700	749
PPL WEM Holdings Ltd.
3.90%, 5/1/16 (b)	375	386
State Grid Overseas Investment 2013 Ltd.
3.13%, 5/22/23 (b)	540	530
		4,155
		72,210
Mortgages - Other (9.9%)
Banc of America Alternative Loan Trust,
0.82%, 7/25/46 (c)	440	298
5.50%, 10/25/35	1,999	1,867
5.86%, 10/25/36	908	618
5.91%, 10/25/36 (c)	1,583	1,077
6.00%, 4/25/36	411	424
Banc of America Funding Trust
0.54%, 8/25/36 (c)	92	79
Chase Mortgage Finance Trust
6.00%, 10/25/36	498	442
Chaseflex Trust
6.00%, 2/25/37	1,298	1,145
Fannie Mae Connecticut Avenue Securities
5.06%, 11/25/24 (c)	698	710
First Horizon Alternative Mortgage Securities Trust
6.25%, 8/25/36	780	642
Freddie Mac Structured Agency Credit Risk Debt Notes,
3.92%, 9/25/24 (c)	352	322
4.17%, 8/25/24 (c)	312	297
4.41%, 11/25/23 (c)	700	708
4.72%, 10/25/24 (c)	948	936
GS Mortgage Securities Trust
0.90%, 9/10/47 (c)	5,977	362
GSMSC Pass-Through Trust
7.50%, 9/25/36 (b)(c)	1,107	957
Harborview Mortgage Loan Trust
0.35%, 1/19/38 (c)	330	282
Impac CMB Trust
0.90%, 4/25/35 (c)	356	272
JP Morgan Mortgage Trust,
2.80%, 6/25/37 (c)	316	291
6.00%, 6/25/37	339	329
Lehman Mortgage Trust,
5.50%, 11/25/35 – 2/25/36	1,618	1,598
6.50%, 9/25/37	1,783	1,551
RALI Trust,

0.35%, 12/25/36 (c)		938	726
5.50%, 12/25/34		1,259	1,279
6.00%, 11/25/36		270	215
Springleaf Mortgage Loan Trust
3.56%, 12/25/59 (b)(c)		860	875
Washington Mutual Mortgage Pass-Through Certificates Trust,
0.88%, 4/25/47 (c)		710	574
1.09%, 7/25/46 (c)		1,478	1,264
			20,140
Municipal Bonds (1.2%)
City of Chicago, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40		255	346
City of New York, NY,
Series G-1
5.97%, 3/1/36		270	347
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34		477	623
Municipal Electric Authority of Georgia,
6.64%, 4/1/57		283	379
6.66%, 4/1/57		320	422
New York City, NY,
Transitional Finance Authority Future Tax Secured Revenue
5.27%, 5/1/27		320	381
			2,498
Sovereign (5.6%)
Brazilian Government International Bond,
5.00%, 1/27/45 (e)		244	240
5.63%, 1/7/41		132	143
Hellenic Republic Government Bond,
2.00%, 2/24/25 (i)	EUR	950	686
3.38%, 7/17/17 (b)		720	703
Hungary Government International Bond
5.38%, 3/25/24	$202		219
KazMunayGas National Co., JSC
6.38%, 4/9/21 (b)		900	915
Mexico Government International Bond
3.63%, 3/15/22		868	889
Pertamina Persero PT
4.88%, 5/3/22		1,725	1,729
Petroleos de Venezuela SA
6.00%, 11/15/26		550	203
Petroleos Mexicanos
4.88%, 1/24/22 (e)		1,000	1,050
Poland Government International Bond
5.00%, 3/23/22		1,000	1,123
Portugal Obrigacoes do Tesouro OT,
3.88%, 2/15/30 (b)	EUR	280	355
4.10%, 4/15/37 (b)		2,010	2,586
Spain Government International Bond
4.00%, 3/6/18 (b)	$650		685
			11,526
U.S. Agency Securities (1.7%)
Federal Home Loan Mortgage Corporation,
3.75%, 3/27/19		2,520	2,743

6.75%, 3/15/31	470	708
		3,451
U.S. Treasury Securities (10.3%)
U.S. Treasury Bonds,
2.75%, 11/15/42	5,100	5,096
3.13%, 2/15/43	2,000	2,148
U.S. Treasury Inflation Indexed Bond
0.13%, 7/15/24	3,300	3,183
U.S. Treasury Note
0.88%, 1/31/17	10,500	10,531
		20,958
Total Fixed Income Securities (Cost $195,680)		201,094

	Shares
Short-Term Investments (19.5%)
Security held as Collateral on Loaned Securities (6.4%)
Investment Company (6.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (j)	13,088,665	13,089
Total Security held as Collateral on Loaned Securities (Cost $13,089)		13,089

Investment Company (12.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (j) (Cost $25,940)	25,940,468	25,940

	Face Amount (000)
U.S. Treasury Securities (0.4%)
U.S. Treasury Bills,
0.01%, 2/12/15 (k)(l)	$105	105
0.03%, 2/12/15 (k)(l)	60	60
0.04%, 2/12/15 (k)(l)	440	440
0.05%, 2/12/15 (k)(l)	176	176
Total U.S. Treasury Securities (Cost $781)		781
Total Short-Term Investments (Cost $39,810)		39,810
Total Investments (118.0%) (Cost $235,490) Including $16,627 of Securities Loaned (m)+		240,904
Liabilities in Excess of Other Assets (-18.0%)		(36,750)
Net Assets (100.0%)		$204,154

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2014.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2014.

(e)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2014 were approximately $16,627,000 and $16,973,000, respectively. The Portfolio received cash collateral of approximately $15,374,000, of which $13,089,000 was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At December 31, 2014, there was uninvested cash collateral of approximately $2,285,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $1,599,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2014.

(g)	Issuer in bankruptcy.
(h)	Non-income producing security; bond in default.
(i)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2014. Maturity date disclosed is the ultimate maturity date.
(j)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended December 31, 2014, advisory fees paid were reduced by approximately $10,000 relating to the Portfolio’s investment in the Liquidity Funds.

(k)	Rate shown is the yield to maturity at December 31, 2014.
(l)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(m)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
+

At December 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $235,490,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $5,414,000 of which approximately $9,324,000 related to appreciated securities and approximately $3,910,000 related to depreciated securities.

@	Value is less than $500.
IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:
The Portfolio had the following foreign currency forward exchange contracts open at December 31, 2014:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Citibank NA	JPY	104,019	$868	1/5/15	USD	873	$873	$5
Citibank NA	USD	5	5	1/5/15	MXN	74	5	(—	)@
Deutsche Bank AG	USD	8	8	1/5/15	NOK	53	8	(—	)@
HSBC Bank PLC	EUR	5,352	6,476	1/5/15	USD	6,675	6,675	199
HSBC Bank PLC	MXN	74	5	1/5/15	USD	5	5	—	@
HSBC Bank PLC	NOK	53	7	1/5/15	USD	7	7	—	@
HSBC Bank PLC	USD	6	6	1/5/15	CAD	6	6	—	@
HSBC Bank PLC	USD	6,519	6,519	1/5/15	EUR	5,352	6,476	(43)
HSBC Bank PLC	USD	862	862	1/5/15	JPY	104,019	867	5
HSBC Bank PLC	USD	7	7	1/5/15	NZD	9	7	—	@
JPMorgan Chase Bank NA	NZD	9	7	1/5/15	USD	7	7	(—	)@
JPMorgan Chase Bank NA	USD	1,723	1,723	1/5/15	AUD	2,127	1,737	14
UBS AG	AUD	2,127	1,736	1/5/15	USD	1,807	1,807	71
UBS AG	CAD	6	6	1/5/15	USD	6	6	—	@
UBS AG	SEK	6,920	887	1/5/15	USD	925	925	38
UBS AG	USD	887	887	1/5/15	SEK	6,920	887	—	@
Citibank NA	MXN	74	5	2/4/15	USD	5	5	—	@
HSBC Bank PLC	EUR	5,352	6,478	2/4/15	USD	6,521	6,521	43
HSBC Bank PLC	JPY	104,019	868	2/4/15	USD	862	862	(6)
HSBC Bank PLC	USD	7	7	2/4/15	NOK	53	7	(—	)@
JPMorgan Chase Bank NA	AUD	2,127	1,733	2/4/15	USD	1,719	1,719	(14)
JPMorgan Chase Bank NA	USD	7	7	2/4/15	NZD	9	7	—	@
UBS AG	SEK	6,920	887	2/4/15	USD	887	887	(—	)@
			$29,994				$30,306	$312

Futures Contracts:
The Portfolio had the following futures contracts open at December 31, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	353	$77,164	Mar-15	$(105)
U.S. Treasury 5 yr. Note	180	21,407	Mar-15	(29)
U.S. Treasury Long Bond	2	289	Mar-15	7
U.S. Treasury Ultra Long Bond	9	1,487	Mar-15	61
Short:
U.S. Treasury 10 yr. Note	262	(33,221)	Mar-15	(158)
				$(224)

Credit Default Swap Agreements:
The Portfolio had the following credit default swap agreements open at December 31, 2014:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$995	1.00%	3/20/19	$19	$(33)	$(14)	NR
Barclays Bank PLC
Yum! Brands, Inc.	Buy	950	1.00	12/20/18	(16)	(2)	(18)	NR
Morgan Stanley & Co., LLC *
CDX.IG.23	Buy	8,425	1.00	12/20/19	(135)	(2)	(137)	NR
		$10,370			$(132)	$(37)	$(169)

Interest Rate Swap Agreements:
The Portfolio had the following interest rate swap agreements open at December 31, 2014:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date		Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	6 Month CDOR	Receive	1.59%	11/25/16	CAD	34,500	$(21)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Pay	1.09	11/30/16	$30,000		(54)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	0.90	12/24/16		20,600	(7)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.14	7/23/17		9,915	(47)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.06	8/21/17		21,300	(24)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.18	9/4/17		7,850	(30)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.17	9/5/17		12,000	(43)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.19	9/10/17		6,000	(24)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.71	8/21/19		7,064	(44)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.81	9/4/19		2,400	(24)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.80	9/5/19		3,612	(35)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.85	9/10/19		1,740	(20)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Pay	2.29	12/24/24		4,400	2
							$(371)

@		Value is less than $500.
†		Credit Rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR		London Interbank Offered Rate.
CDOR		Canadian Dealer Offered Rate.
NR		Not Rated.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
USD	—	United States Dollar

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2014 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (98.2%)
Asset-Backed Securities (0.8%)
CVS Pass-Through Trust,
6.04%, 12/10/28	$116	$136
8.35%, 7/10/31 (a)	134	181
		317
Collateralized Mortgage Obligation - Agency Collateral Series (0.0%)
Federal Home Loan Mortgage Corporation,
IO STRIPS
8.00%, 1/1/28	19	5

Corporate Bonds (96.9%)
Finance (39.0%)
Abbey National Treasury Services PLC,
3.05%, 8/23/18	120	124
4.00%, 3/13/24 (b)	50	52
ACE INA Holdings, Inc.
3.35%, 5/15/24	125	127
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 5/15/19 (a)	150	149
Alexandria Real Estate Equities, Inc.
3.90%, 6/15/23	50	50
American Campus Communities Operating Partnership LP
3.75%, 4/15/23	100	100
American Express Co.
3.63%, 12/5/24	75	76
American International Group, Inc.,
4.88%, 6/1/22	100	113
6.40%, 12/15/20	134	160
Bank of America Corp.,
4.00%, 4/1/24	620	646
MTN
4.20%, 8/26/24	100	102
4.25%, 10/22/26	91	91
Bank of New York Mellon Corp. (The)
3.65%, 2/4/24 (b)	60	63
BBVA Bancomer SA
6.50%, 3/10/21 (a)	150	163
Bear Stearns Cos., LLC (The)
5.55%, 1/22/17	200	216
BNP Paribas SA,
4.25%, 10/15/24 (b)	200	202
5.00%, 1/15/21	95	108
Boston Properties LP
3.80%, 2/1/24 (b)	25	26
BPCE SA
5.15%, 7/21/24 (a)(b)	200	206
Capital One Bank, USA NA
3.38%, 2/15/23	342	341
Capital One Financial Corp.
2.45%, 4/24/19	50	50
Caterpillar Financial Services Corp.,
MTN
3.25%, 12/1/24	100	102

Citigroup, Inc.,
4.05%, 7/30/22	140	145
5.50%, 9/13/25	175	194
6.68%, 9/13/43	50	65
8.13%, 7/15/39	100	154
CNA Financial Corp.
5.75%, 8/15/21	75	86
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%, 11/9/22	250	255
Credit Agricole SA
3.88%, 4/15/24 (a)(b)	250	259
Credit Suisse,
3.63%, 9/9/24	250	255
6.00%, 2/15/18	61	68
DBS Group Holdings Ltd.
2.25%, 7/16/19 (a)(b)	225	225
Discover Bank
2.00%, 2/21/18	250	250
Five Corners Funding Trust
4.42%, 11/15/23 (a)	200	212
General Electric Capital Corp.,
5.30%, 2/11/21	120	137
MTN
5.88%, 1/14/38	230	292
Series G
6.00%, 8/7/19	666	775
Goldman Sachs Group, Inc. (The),
3.63%, 1/22/23	480	486
6.75%, 10/1/37	205	258
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (a)	250	288
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	275	311
HBOS PLC,
Series G
6.75%, 5/21/18 (a)	357	399
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	100	99
HSBC Finance Corp.
6.68%, 1/15/21	135	160
HSBC Holdings PLC
6.50%, 5/2/36	100	129
HSBC USA, Inc.
3.50%, 6/23/24 (b)	275	284
Industrial & Commercial Bank of China Ltd.,
MTN
3.23%, 11/13/19	250	251
ING Bank N.V.
5.80%, 9/25/23 (a)	200	222
Intesa Sanpaolo SpA
5.25%, 1/12/24	200	217
JPMorgan Chase & Co.,
3.20%, 1/25/23	275	276
4.13%, 12/15/26	175	176
4.50%, 1/24/22	305	333
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (a)	50	51
Lincoln National Corp.
7.00%, 6/15/40	75	104

Lloyds Bank PLC
6.50%, 9/14/20 (a)	320	371
Macquarie Group Ltd.
6.00%, 1/14/20 (a)	215	244
Nationwide Building Society
6.25%, 2/25/20 (a)	260	305
Nationwide Financial Services, Inc.
5.38%, 3/25/21 (a)	275	310
Omega Healthcare Investors, Inc.
4.95%, 4/1/24	100	105
Pacific LifeCorp
6.00%, 2/10/20 (a)	150	171
Platinum Underwriters Finance, Inc.,
Series B
7.50%, 6/1/17	234	262
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	80	81
Principal Financial Group, Inc.
1.85%, 11/15/17	250	250
Prudential Financial, Inc.
5.63%, 6/15/43 (c)	95	98
Realty Income Corp.
3.25%, 10/15/22	150	148
Santander US Debt SAU
3.72%, 1/20/15 (a)	200	200
Standard Chartered PLC
3.95%, 1/11/23 (a)(b)	200	193
Synchrony Financial
4.25%, 8/15/24	75	77
TD Ameritrade Holding Corp.
3.63%, 4/1/25	100	102
UBS AG
7.50%, 7/15/25	100	129
UnitedHealth Group, Inc.,
1.40%, 10/15/17	10	10
2.75%, 2/15/23	55	54
2.88%, 3/15/23	255	254
Voya Financial, Inc.
5.65%, 5/15/53 (c)	100	99
Weingarten Realty Investors
3.38%, 10/15/22	150	149
Wells Fargo & Co.,
2.15%, 1/15/19	60	60
MTN
3.30%, 9/9/24	200	201
Series M
3.45%, 2/13/23	125	127
MTN
4.10%, 6/3/26	250	256
4.13%, 8/15/23	130	137
		15,076
Industrials (48.1%)
21st Century Fox America, Inc.
4.75%, 9/15/44 (a)(b)	150	165
ABB Treasury Center USA, Inc.
4.00%, 6/15/21 (a)	50	54
AbbVie, Inc.
2.90%, 11/6/22	43	42

ADT Corp. (The)
6.25%, 10/15/21 (b)	100	103
Alfa SAB de CV
5.25%, 3/25/24 (a)	200	208
Altria Group, Inc.,
2.85%, 8/9/22	115	112
5.38%, 1/31/44	80	91
Amazon.com, Inc.
3.80%, 12/5/24 (b)	150	154
American Airlines Pass-Through Trust,
4.00%, 1/15/27	190	193
4.95%, 7/15/24	189	202
American Tower Corp.,
3.50%, 1/31/23	50	48
4.70%, 3/15/22	125	131
Amgen, Inc.
5.15%, 11/15/41	198	224
Anadarko Petroleum Corp.
6.45%, 9/15/36	100	121
Anheuser-Busch InBev Finance, Inc.
3.70%, 2/1/24	200	208
Apple, Inc.,
2.40%, 5/3/23	125	122
4.45%, 5/6/44 (b)	125	138
Aramark Services, Inc.
5.75%, 3/15/20	95	99
Ashland, Inc.
6.88%, 5/15/43	50	53
AstraZeneca PLC
6.45%, 9/15/37	125	169
AT&T, Inc.
6.30%, 1/15/38	225	273
BAE Systems Holdings, Inc.
3.80%, 10/7/24 (a)	100	103
Baidu, Inc.
3.25%, 8/6/18	200	205
Barrick Gold Corp.
4.10%, 5/1/23 (b)	100	97
Bayer US Finance LLC
3.38%, 10/8/24 (a)	200	204
Becton Dickinson and Co.
3.73%, 12/15/24	60	62
Bed Bath & Beyond, Inc.
5.17%, 8/1/44	65	68
BHP Billiton Finance USA Ltd.
3.85%, 9/30/23 (b)	200	211
Bombardier, Inc.
6.13%, 1/15/23 (a)(b)	116	119
British Airways PLC
4.63%, 6/20/24 (a)(b)	171	181
Burlington Northern Santa Fe LLC,
3.05%, 3/15/22	150	152
4.40%, 3/15/42	75	79
5.65%, 5/1/17	130	143
Caterpillar Financial Services Corp.,
Series G
2.45%, 9/6/18 (b)	200	205
Caterpillar, Inc.
3.40%, 5/15/24	125	129

CBS Corp.
4.90%, 8/15/44	50	51
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 4/15/23	150	149
CEVA Group PLC
7.00%, 3/1/21 (a)(b)	75	73
Cimarex Energy Co.
5.88%, 5/1/22	150	157
Coca-Cola Co.
3.20%, 11/1/23	125	129
ConocoPhillips Co.
3.35%, 11/15/24	175	177
Continental Resources, Inc.
3.80%, 6/1/24 (b)	250	224
Covidien International Finance SA
2.95%, 6/15/23	175	172
Daimler Finance North America LLC
8.50%, 1/18/31	161	247
Deere & Co.
3.90%, 6/9/42	60	61
Denbury Resources, Inc.
5.50%, 5/1/22 (b)	90	83
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22	180	183
Dominion Gas Holdings LLC
3.60%, 12/15/24 (b)	50	51
eBay, Inc.
2.88%, 8/1/21	150	149
Ecopetrol SA
5.88%, 9/18/23 (b)	130	138
Eldorado Gold Corp.
6.13%, 12/15/20 (a)(b)	105	102
Ensco PLC
5.75%, 10/1/44 (b)	50	50
ENTEL Chile SA
4.88%, 10/30/24 (a)	200	204
Ford Motor Credit Co., LLC,
4.21%, 4/15/16	100	104
5.88%, 8/2/21	200	232
Freeport-McMoRan, Inc.
3.88%, 3/15/23	145	137
General Electric Co.
4.50%, 3/11/44	50	55
General Motors Financial Co., Inc.
4.38%, 9/25/21	125	131
Gilead Sciences, Inc.
4.80%, 4/1/44	100	111
Glencore Funding LLC
4.13%, 5/30/23 (a)	170	166
Goldcorp, Inc.,
3.70%, 3/15/23	110	107
5.45%, 6/9/44	50	50
Guitar Center, Inc.
6.50%, 4/15/19 (a)(b)	75	65
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (a)	245	284
HCA, Inc.
4.75%, 5/1/23	130	133
Heathrow Funding Ltd.
4.88%, 7/15/21 (a)	190	215

Hewlett-Packard Co.,
3.75%, 12/1/20	35	36
4.65%, 12/9/21	110	118
Home Depot, Inc.
5.88%, 12/16/36	109	143
Hutchison Whampoa International 14 Ltd.
1.63%, 10/31/17 (a)	200	198
Intel Corp.
2.70%, 12/15/22	200	199
International Business Machines Corp.
1.95%, 2/12/19 (b)	150	151
Kinder Morgan, Inc.
4.30%, 6/1/25 (b)	50	50
Koninklijke Philips N.V.
3.75%, 3/15/22	300	313
Kroger Co. (The)
6.90%, 4/15/38	80	107
Lubrizol Corp.
8.88%, 2/1/19	165	206
Lundin Mining Corp.
7.50%, 11/1/20 (a)	72	71
LYB International Finance BV
4.88%, 3/15/44	75	77
MasTec, Inc.
4.88%, 3/15/23	140	132
MDC Partners, Inc.
6.75%, 4/1/20 (a)	100	103
Medtronic, Inc.,
3.63%, 3/15/24 (b)	200	208
4.63%, 3/15/45 (a)	50	54
Merck & Co., Inc.
2.80%, 5/18/23	250	249
Motorola Solutions, Inc.
4.00%, 9/1/24 (b)	200	202
NBC Universal Media LLC
5.95%, 4/1/41	325	419
NetApp, Inc.
2.00%, 12/15/17	100	101
Nexen Energy ULC
6.40%, 5/15/37	100	125
Noble Energy, Inc.,
3.90%, 11/15/24	50	50
5.05%, 11/15/44 (b)	50	50
NOVA Chemicals Corp.
5.25%, 8/1/23 (a)(b)	120	122
Novartis Capital Corp.
3.40%, 5/6/24	200	208
Omnicom Group, Inc.,
3.63%, 5/1/22	95	98
3.65%, 11/1/24	23	23
Ooredoo International Finance Ltd.
3.25%, 2/21/23 (a)	225	217
Oracle Corp.
4.50%, 7/8/44 (b)	150	163
PepsiCo, Inc.
3.60%, 3/1/24 (b)	200	209
Petro-Canada
6.80%, 5/15/38	130	165
Philip Morris International, Inc.
4.50%, 3/20/42	150	159

Phillips 66
5.88%, 5/1/42	25	29
Praxair, Inc.
1.25%, 11/7/18	175	171
QVC, Inc.
4.38%, 3/15/23	150	151
Rowan Cos., Inc.
5.85%, 1/15/44 (b)	75	69
RR Donnelley & Sons Co.
7.88%, 3/15/21 (b)	120	133
Silgan Holdings, Inc.
5.50%, 2/1/22	22	23
Sinopec Group Overseas Development 2012 Ltd.
2.75%, 5/17/17 (a)	200	204
SM Energy Co.
6.13%, 11/15/22 (a)	100	94
Spectra Energy Capital LLC
3.30%, 3/15/23	175	167
Target Corp.
3.50%, 7/1/24	75	78
Telefonica Europe BV
8.25%, 9/15/30	184	256
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	58	60
Tiffany & Co.
4.90%, 10/1/44 (a)	50	52
Time Warner Cable, Inc.,
4.50%, 9/15/42 (b)	100	103
6.75%, 6/15/39	80	105
Time Warner, Inc.,
4.65%, 6/1/44 (b)	50	52
7.70%, 5/1/32	141	200
Toyota Motor Credit Corp.
2.75%, 5/17/21	125	127
Transocean, Inc.,
3.80%, 10/15/22 (b)	75	61
6.38%, 12/15/21 (b)	100	92
Trinity Industries, Inc.
4.55%, 10/1/24	200	195
Tyson Foods, Inc.
3.95%, 8/15/24 (b)	135	140
Union Pacific Railroad Co.
3.23%, 5/14/26	200	201
United Airlines Pass-Through Trust,
Series A
3.75%, 3/3/28	25	25
4.30%, 2/15/27	225	233
United Rentals North America, Inc.
5.75%, 11/15/24	80	83
United Technologies Corp.
1.80%, 6/1/17	200	203
US Airways Pass-Through Trust
3.95%, 11/15/25	73	74
Vale Overseas Ltd.
4.38%, 1/11/22	175	169
Verizon Communications, Inc.,
5.01%, 8/21/54 (a)	335	348
5.15%, 9/15/23	100	111
6.55%, 9/15/43	236	303

Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	75	77
WM Wrigley Jr Co.
2.90%, 10/21/19 (a)	230	233
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 3/15/22	115	117
Zimmer Holdings, Inc.
5.75%, 11/30/39	50	61
		18,584
Utilities (9.8%)
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 5/15/23	125	127
Appalachian Power Co.
7.00%, 4/1/38	150	209
Boston Gas Co.
4.49%, 2/15/42 (a)	125	135
Buckeye Partners LP
4.15%, 7/1/23 (b)	175	171
CEZ AS
4.25%, 4/3/22 (a)	200	214
DCP Midstream Operating LP
3.88%, 3/15/23	150	144
DTE Energy Co.,
Series C
3.50%, 6/1/24	200	204
Enel Finance International N.V.
5.13%, 10/7/19 (a)	200	221
Energy Transfer Partners LP,
3.60%, 2/1/23	100	97
4.90%, 2/1/24	150	157
EnLink Midstream Partners LP
2.70%, 4/1/19	175	172
Enterprise Products Operating LLC
3.35%, 3/15/23	150	149
Exelon Generation Co., LLC
6.25%, 10/1/39	145	175
Jersey Central Power & Light Co.
4.70%, 4/1/24 (a)	200	214
Kinder Morgan Energy Partners LP
4.15%, 2/1/24 (b)	150	150
Kinder Morgan, Inc.
5.63%, 11/15/23 (a)	150	161
Nevada Power Co.,
Series N
6.65%, 4/1/36	150	208
Plains All American Pipeline LP/PAA Finance Corp.
6.70%, 5/15/36	61	76
Sempra Energy
6.00%, 10/15/39	125	155
TransAlta Corp.
4.50%, 11/15/22	235	237
TransCanada PipeLines Ltd.
7.63%, 1/15/39	75	103
Virginia Electric and Power Co.
2.95%, 1/15/22	325	329
		3,808
		37,468

Variable Rate Senior Loan Interests (0.5%)
Industrials (0.5%)
Aspect Software, Inc.,
Term B
7.25%, 2/6/15	95	93
Diamond Resorts Corp.,
Term Loan
5.50%, 3/31/15	75	74
		167
Total Fixed Income Securities (Cost $36,399)		37,957

	Shares	Value (000)
Short-Term Investments (12.5%)
Securities held as Collateral on Loaned Securities (11.3%)
Investment Company (11.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d)	4,352,620	4,353
Total Securities held as Collateral on Loaned Securities (Cost $4,353)		4,353
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $114)	114,354	114

	Face Amount (000)	Value (000)
U.S. Treasury Securities (0.9%)
U.S. Treasury Bills,
0.04%, 2/12/15 (e)(f)	$150	150
0.05%, 2/12/15 (e)(f)	204	204
Total U.S. Treasury Securities (Cost $354)		354
Total Short-Term Investments (Cost $4,821)		4,821
Total Investments (110.7%) (Cost $41,220) Including $5,359 of Securities Loaned (g)+		42,778
Liabilities in Excess of Other Assets (-10.7%)		(4,121)
Net Assets (100.0%)		$38,657

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2014 were approximately $5,359,000 and $5,465,000, respectively. The Portfolio received cash collateral of approximately $5,113,000, of which $4,353,000 was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At December 31, 2014, there was uninvested cash collateral of approximately $760,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $352,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2014.
(d)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended December 31, 2014, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(e)	Rate shown is the yield to maturity at December 31, 2014.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(g)	Securities are available for collateral in connection with purchase of open futures contracts and swap agreements.
+

At December 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $41,220,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,558,000 of which approximately $1,770,000 related to appreciated securities and approximately $212,000 related to depreciated securities.

IO	Interest Only.
MTN	Medium Term Note.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.

Futures Contracts:
The Portfolio had the following futures contracts open at December 31, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	103	$22,515	Mar-15	$(31)
U.S. Treasury 5 yr. Note	38	4,520	Mar-15	(1)
U.S. Treasury Long Bond	11	1,590	Mar-15	36
U.S. Treasury Ultra Long Bond	12	1,982	Mar-15	89

Short:
U.S. Treasury 10 yr. Note	97	(12,299)	Mar-15	(65)
				$28

Credit Default Swap Agreements:
The Portfolio had the following credit default swap agreements open at December 31, 2014:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$200	1.00%	3/20/19	$4	$(7)	$(3)	BBB+
Barclays Bank PLC
Yum! Brands, Inc.	Buy	200	1.00	12/20/18	(3)	(1)	(4)	BBB
Morgan Stanley & Co., LLC *
CDX.IG.23	Buy	1,875	1.00	12/20/19	(30)	(— )@	(30)	NR
		$2,275			$(29)	$(8)	$(37)

Interest Rate Swap Agreements:
The Portfolio had the following interest rate swap agreements open at December 31, 2014:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Depreciation (000)
Goldman Sachs International	3 Month LIBOR	Receive	2.42%	3/22/22	$642	(20)
JPMorgan Chase Bank NA	3 Month LIBOR	Receive	2.43	3/22/22	311	(10)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.14	7/23/17	2,017	(10)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.06	8/21/17	9,200	(10)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.18	9/4/17	4,000	(15)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.19	9/10/17	1,100	(4)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.71	8/21/19	3,051	(19)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.81	9/4/19	1,200	(12)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.85	9/10/19	319	(4)
						$(104)

†	Credit Rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR	London Interbank Offered Rate.
NR	Not Rated.

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2014 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (96.0%)
Corporate Bonds (93.3%)
Basic Materials (5.6%)
American Gilsonite Co.
11.50%, 9/1/17 (a)	$500	$497
APERAM
7.75%, 4/1/18 (a)	350	358
Chemtura Corp.
5.75%, 7/15/21	50	49
Coveris Holdings SA
7.88%, 11/1/19 (a)	200	207
Eco Services Operations LLC/Eco Finance Corp.
8.50%, 11/1/22 (a)	150	153
Hecla Mining Co.
6.88%, 5/1/21	200	177
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 2/1/18	550	491
Lundin Mining Corp.
7.50%, 11/1/20 (a)	200	198
Permian Holdings, Inc.
10.50%, 1/15/18 (a)	210	159
Prince Mineral Holding Corp.
12.50%, 12/15/19 (a)	150	154
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.
6.38%, 5/1/22 (a)	550	539
		2,982
Communications (8.4%)
Altice Finco SA
8.13%, 1/15/24 (a)	250	245
Altice SA
7.75%, 5/15/22 (a)	200	201
Bankrate, Inc.
6.13%, 8/15/18 (a)	350	327
Cablevision Systems Corp.
7.75%, 4/15/18	150	166
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.
5.63%, 2/15/24 (a)	100	101
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 1/15/24	100	101
Columbus International, Inc.
7.38%, 3/30/21 (a)	450	470
CommScope, Inc.
5.50%, 6/15/24 (a)	100	99
Crown Castle International Corp.
5.25%, 1/15/23	250	256
DCP LLC / DCP Corp.
10.75%, 8/15/15 (a)	300	301
inVentiv Health, Inc.
9.00%, 1/15/18 (a)	100	103
Lamar Media Corp.
5.38%, 1/15/24	250	259
MDC Partners, Inc.
6.75%, 4/1/20 (a)	450	465
Midcontinent Communications & Midcontinent Finance Corp.
6.25%, 8/1/21 (a)	350	355

Pacnet Ltd.
9.00%, 12/12/18 (a)	450	503
SBA Telecommunications, Inc.
5.75%, 7/15/20	250	256
T-Mobile USA, Inc.
6.84%, 4/28/23	250	259
		4,467
Consumer, Cyclical (19.6%)
Accuride Corp.
9.50%, 8/1/18	250	258
Air Canada
7.75%, 4/15/21 (a)	450	470
Algeco Scotsman Global Finance PLC,
8.50%, 10/15/18 (a)	200	194
10.75%, 10/15/19 (a)	200	173
Allied Specialty Vehicles, Inc.
8.50%, 11/1/19 (a)	350	368
American Airlines Group, Inc.
5.50%, 10/1/19 (a)	250	255
American Builders & Contractors Supply Co., Inc.
5.63%, 4/15/21 (a)	350	353
AV Homes, Inc.
8.50%, 7/1/19 (a)	150	145
CCM Merger, Inc.
9.13%, 5/1/19 (a)	100	106
Century Communities, Inc.
6.88%, 5/15/22 (a)	350	352
Chassix Holdings, Inc.
10.00%, 12/15/18 (a)(b)	350	46
Chassix, Inc.
9.25%, 8/1/18 (a)	50	34
Chester Downs & Marina LLC/Chester Downs Finance Corp.
9.25%, 2/1/20 (a)	450	338
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 7/1/19 (a)	200	187
Empire Today LLC/Empire Today Finance Corp.
11.38%, 2/1/17 (a)	175	131
Exide Technologies
8.63%, 2/1/18 (c)(d)	100	5
Gibson Brands, Inc.
8.88%, 8/1/18 (a)	350	338
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22 (a)	475	463
Golden Nugget Escrow, Inc.
8.50%, 12/1/21 (a)	250	240
Graton Economic Development Authority
9.63%, 9/1/19 (a)	300	329
Greektown Holdings LLC/Greektown Mothership Corp.
8.88%, 3/15/19 (a)	350	351
Guitar Center, Inc.
6.50%, 4/15/19 (a)	350	303
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
5.63%, 10/15/21	250	263
IDQ Holdings, Inc.
11.50%, 4/1/17 (a)	150	160
JC Penney Corp., Inc.
8.13%, 10/1/19	500	442
Logan’s Roadhouse, Inc.
10.75%, 10/15/17	100	74

Meritor, Inc.
6.25%, 2/15/24	100	102
Neiman Marcus Group Ltd., Inc.
8.75%, 10/15/21 (a)(b)	350	373
Oshkosh Corp.
5.38%, 3/1/22	350	359
PC Nextco Holdings LLC/PC Nextco Finance, Inc.
8.75%, 8/15/19	260	263
Pittsburgh Glass Works LLC
8.00%, 11/15/18 (a)	405	429
Playa Resorts Holding BV
8.00%, 8/15/20 (a)	500	501
Rite Aid Corp.
6.75%, 6/15/21	500	519
RSI Home Products, Inc.
6.88%, 3/1/18 (a)	350	367
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC
5.88%, 5/15/21 (a)	500	497
Sonic Automotive, Inc.
5.00%, 5/15/23	50	49
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
6.38%, 6/1/21 (a)	125	114
United Continental Holdings, Inc.
6.38%, 6/1/18	400	424
		10,375
Consumer, Non-Cyclical (14.8%)
Acadia Healthcare Co., Inc.,
5.13%, 7/1/22	50	50
6.13%, 3/15/21	400	410
Ahern Rentals, Inc.
9.50%, 6/15/18 (a)	400	416
Albea Beauty Holdings SA
8.38%, 11/1/19 (a)	100	105
American Achievement Corp.
10.88%, 4/15/16 (a)	400	384
Amsurg Corp.
5.63%, 7/15/22 (a)	50	52
Aramark Services, Inc.
5.75%, 3/15/20	250	259
Armored Autogroup, Inc.
9.25%, 11/1/18	150	150
Beverages & More, Inc.
10.00%, 11/15/18 (a)	400	373
BioScrip, Inc.
8.88%, 2/15/21 (a)	100	90
Brand Energy & Infrastructure Services, Inc.
8.50%, 12/1/21 (a)	100	91
Bumble Bee Holdco SCA
9.63%, 3/15/18 (a)(b)	500	524
Central Garden and Pet Co.
8.25%, 3/1/18	200	202
Cenveo Corp.
6.00%, 8/1/19 (a)	50	46
DJO Finance LLC/DJO Finance Corp.
8.75%, 3/15/18	250	261
DS Services of America, Inc.
10.00%, 9/1/21 (a)	304	353

DynCorp International, Inc.
10.38%, 7/1/17	400	342
Global A&T Electronics Ltd.
10.00%, 2/1/19 (a)	200	178
Harland Clarke Holdings Corp.
9.75%, 8/1/18 (a)	250	266
Hologic, Inc.
6.25%, 8/1/20	306	320
JLL/Delta Dutch Newco BV
7.50%, 2/1/22 (a)	100	102
KeHE Distributors LLC/KeHE Finance Corp.
7.63%, 8/15/21 (a)	370	394
Lantheus Medical Imaging, Inc.
9.75%, 5/15/17	350	337
Monitronics International, Inc.
9.13%, 4/1/20	550	522
Mustang Merger Corp.
8.50%, 8/15/21 (a)	270	258
Pinnacle Operating Corp.
9.00%, 11/15/20 (a)	400	413
RR Donnelley & Sons Co.
7.88%, 3/15/21	50	56
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (a)	150	143
Salix Pharmaceuticals Ltd.
6.00%, 1/15/21 (a)	175	179
Service Corp. International/US
5.38%, 1/15/22	100	103
TMS International Corp.
7.63%, 10/15/21 (a)	100	105
United Rentals North America, Inc.
5.75%, 11/15/24	100	103
US Foods, Inc.
8.50%, 6/30/19	170	180
Wells Enterprises, Inc.
6.75%, 2/1/20 (a)	100	103
		7,870
Energy (6.8%)
Approach Resources, Inc.
7.00%, 6/15/21	50	37
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.13%, 11/15/22 (a)	100	97
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	50	44
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.13%, 3/1/22	130	125
Energy XXI Gulf Coast, Inc.
6.88%, 3/15/24 (a)	350	190
EXCO Resources, Inc.,
7.50%, 9/15/18	100	77
8.50%, 4/15/22	250	184
Hiland Partners LP/Hiland Partners Finance Corp.
5.50%, 5/15/22 (a)	100	88
Lightstream Resources Ltd.
8.63%, 2/1/20 (a)	500	353
Lonestar Resources America, Inc.
8.75%, 4/15/19 (a)	350	264
Memorial Resource Development Corp.
5.88%, 7/1/22 (a)	50	45

Northern Oil and Gas, Inc.
8.00%, 6/1/20	300	229
Northern Tier Energy LLC/Northern Tier Finance Corp.
7.13%, 11/15/20	100	102
PetroQuest Energy, Inc.
10.00%, 9/1/17	250	219
Rice Energy, Inc.
6.25%, 5/1/22 (a)	500	467
Rosetta Resources, Inc.
5.88%, 6/1/24	100	90
Seven Generations Energy Ltd.
8.25%, 5/15/20 (a)	350	338
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (a)	250	249
Triangle USA Petroleum Corp.
6.75%, 7/15/22 (a)	450	299
WPX Energy, Inc.
5.25%, 9/15/24	125	117
		3,614
Finance (8.9%)
Ardagh Finance Holdings SA
8.63%, 6/15/19 (a)(b)	470	465
Aston Escrow Corp.
9.50%, 8/15/21 (a)	100	93
Baytex Energy Corp.
5.63%, 6/1/24 (a)	350	299
Compiler Finance Sub, Inc.
7.00%, 5/1/21 (a)	500	432
CTR Partnership LP / CareTrust Capital Corp.
5.88%, 6/1/21	100	102
Forestar USA Real Estate Group, Inc.
8.50%, 6/1/22 (a)	350	343
Hockey Merger Sub 2, Inc.
7.88%, 10/1/21 (a)	300	299
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.
7.25%, 8/1/22 (a)	250	228
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 4/15/22 (a)	450	414
KCG Holdings, Inc.
8.25%, 6/15/18 (a)	450	463
Kennedy-Wilson, Inc.
5.88%, 4/1/24	350	352
Outerwall, Inc.
5.88%, 6/15/21 (a)	50	47
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.25%, 1/15/18 (a)	350	362
Provident Funding Associates LP/PFG Finance Corp.
6.75%, 6/15/21 (a)	100	98
Radian Group, Inc.
5.50%, 6/1/19	100	103
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (a)	222	236
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 2/1/21	350	365
		4,701
Industrials (23.2%)
Abengoa Greenfield SA
6.50%, 10/1/19 (a)	200	173

Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (a)	100	95
Aguila 3 SA
7.88%, 1/31/18 (a)	250	243
Apex Tool Group LLC
7.00%, 2/1/21 (a)	450	387
Artesyn Embedded Technologies, Inc.
9.75%, 10/15/20 (a)	250	238
Associated Asphalt Partners LLC/Road Holdings III LLC/Associated Asphalt Finance
8.50%, 2/15/18 (a)	300	286
Associated Materials LLC/AMH New Finance, Inc.
9.13%, 11/1/17	200	166
Belden, Inc.
5.25%, 7/15/24 (a)	50	48
BlueLine Rental Finance Corp.
7.00%, 2/1/19 (a)	450	462
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%, 9/15/20 (a)	450	468
CEVA Group PLC,
4.00%, 5/1/18 (a)	400	350
9.00%, 9/1/21 (a)	100	94
Cleaver-Brooks, Inc.
8.75%, 12/15/19 (a)	100	106
Consolidated Container Co., LLC/Consolidated Container Capital, Inc.
10.13%, 7/15/20 (a)	100	94
CPG Merger Sub LLC
8.00%, 10/1/21 (a)	350	359
CTP Transportation Products LLC/CTP Finance, Inc.
8.25%, 12/15/19 (a)	100	106
DH Services Luxembourg Sarl
7.75%, 12/15/20 (a)	50	53
Emeco Pty Ltd.
9.88%, 3/15/19 (a)	200	153
EnPro Industries, Inc.
5.88%, 9/15/22 (a)	102	103
Euramax International, Inc.
9.50%, 4/1/16	200	187
Florida East Coast Holdings Corp.
6.75%, 5/1/19 (a)	250	248
Gibraltar Industries, Inc.
6.25%, 2/1/21	50	51
Interline Brands, Inc.
10.00%, 11/15/18 (b)	312	328
Iracore International Holdings, Inc.
9.50%, 6/1/18 (a)	400	228
Jac Holding Corp.
11.50%, 10/1/19 (a)	300	307
JB Poindexter & Co., Inc.
9.00%, 4/1/22 (a)	250	271
Kemet Corp.
10.50%, 5/1/18	450	463
Kenan Advantage Group, Inc. (The)
8.38%, 12/15/18 (a)	100	104
Kratos Defense & Security Solutions, Inc.
7.00%, 5/15/19	350	299
LMI Aerospace, Inc.
7.38%, 7/15/19 (a)	300	294
Marquette Transportation Co., LLC/Marquette Transportation Finance Corp.
10.88%, 1/15/17	342	354

Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 2/15/21	150	142
Michael Baker Holdings LLC/Michael Baker Finance Corp.
8.88%, 4/15/19 (a)(b)	350	339
Michael Baker International LLC/CDL Acquisition Co., Inc.
8.25%, 10/15/18 (a)	200	200
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.
8.13%, 2/15/19	550	487
Nuverra Environmental Solutions, Inc.
9.88%, 4/15/18	250	151
Plastipak Holdings, Inc.
6.50%, 10/1/21 (a)	300	301
Quality Distribution LLC/QD Capital Corp.
9.88%, 11/1/18	349	366
SAExploration Holdings, Inc.
10.00%, 7/15/19 (a)	350	221
Sequa Corp.
7.00%, 12/15/17 (a)	300	271
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 1/31/20	175	195
Syncreon Group BV/Syncreon Global Finance US, Inc.
8.63%, 11/1/21 (a)	650	614
Tekni-Plex, Inc.
9.75%, 6/1/19 (a)	62	68
Tervita Corp.
8.00%, 11/15/18 (a)	300	258
Transfield Services Ltd.
8.38%, 5/15/20 (a)	50	54
Vander Intermediate Holding II Corp.
9.75%, 2/1/19 (a)(b)	100	104
Viasystems, Inc.
7.88%, 5/1/19 (a)	300	318
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp.
9.75%, 6/15/19 (a)	450	480
XPO Logistics, Inc.
7.88%, 9/1/19 (a)	500	525
Zachry Holdings, Inc.
7.50%, 2/1/20 (a)	100	101
		12,313
Technology (4.1%)
Advanced Micro Devices, Inc.,
6.75%, 3/1/19	50	47
7.00%, 7/1/24	350	298
BCP Singapore VI Cayman Financing Co., Ltd.
8.00%, 4/15/21 (a)	450	457
Boxer Parent Co., Inc.
9.00%, 10/15/19 (a)(b)	450	385
First Data Corp.
11.75%, 8/15/21	315	363
Infor US, Inc.,
9.38%, 4/1/19	500	537
11.50%, 7/15/18	92	101
		2,188
Utilities (1.9%)
AES Corp.
4.88%, 5/15/23	250	249
DPL, Inc.
6.75%, 10/1/19 (a)	200	203

GenOn Americas Generation LLC
8.50%, 10/1/21	450	389
LBC Tank Terminals Holding Netherlands BV
6.88%, 5/15/23 (a)	100	101
Sabine Pass LNG LP
6.50%, 11/1/20	50	51
		993
		49,503
Sovereign (1.4%)
Government (1.4%)
Select Medical Corp.
6.38%, 6/1/21	350	357
Waterjet Holdings, Inc.
7.63%, 2/1/20 (a)	350	362
		719
Variable Rate Senior Loan Interests (1.3%)
Consumer, Cyclical (0.1%)
Diamond Resorts Corp.,
Term Loan
5.50%, 3/31/15	75	74

Energy (0.4%)
Drillships Ocean Ventures, Inc.,
Term B
5.50%, 1/26/15	274	222

Industrials (0.6%)
Atkore international, Inc.,
Term Loan
7.75%, 3/31/15	300	294

Technology (0.2%)
Aspect Software, Inc.,
Term B
7.25%, 2/6/15	95	93
		683
Total Fixed Income Securities (Cost $54,112)		50,905

	Shares	Value (000)
Short-Term Investment (1.8%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $933)	933,481	933
Total Investments (97.8%) (Cost $55,045) +		51,838
Other Assets in Excess of Liabilities (2.2%)		1,191
Net Assets (100.0%)		$53,029

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Payment-in-kind security.

(c)	Issuer in bankruptcy.
(d)	Non-income producing security; bond in default.
(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended December 31, 2014, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

+

At December 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $55,045,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $3,207,000 of which approximately $453,000 related to appreciated securities and approximately $3,660,000 related to depreciated securities.

Morgan Stanley Institutional Fund Trust

Limited Duration Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2014 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (98.0%)
Agency Adjustable Rate Mortgages (4.0%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.31%, 6/1/36 – 7/1/38	$1,330	$1,417
2.42%, 7/1/38	971	1,044
2.43%, 9/1/35	609	653
2.68%, 1/1/38	123	133
Federal National Mortgage Association,
Conventional Pools:
2.32%, 5/1/39	507	542
2.33%, 5/1/35	489	523
Government National Mortgage Association,
Various Pool:
2.00%, 2/20/40	153	159
		4,471
Agency Fixed Rate Mortgages (0.4%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
6.50%, 9/1/19 – 4/1/24	4	5
7.50%, 11/1/19	1	1
Federal National Mortgage Association,
Conventional Pools:
6.50%, 2/1/28 – 10/1/32	374	425
7.00%, 7/1/29 – 12/1/33	59	62
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/16 – 12/15/16	18	18
		511
Asset-Backed Securities (17.8%)
Ally Auto Receivables Trust
0.62%, 3/15/17	414	414
American Homes 4 Rent 2014-SFR1
1.25%, 6/17/31 (a)(b)	272	269
American Residential Properties 2014-SFR1 Trust
1.26%, 9/17/31 (a)(b)	401	398
AWAS Aviation Capital Ltd.
7.00%, 10/17/16 (b)	308	317
CarMax Auto Owner Trust
0.52%, 7/17/17	301	300
Chase Issuance Trust,
0.54%, 10/16/17	1,125	1,125
0.59%, 8/15/17	1,608	1,609
Citibank Credit Card Issuance Trust
2.88%, 1/23/23	450	462
Colony American Homes
1.40%, 5/17/31 (a)(b)	422	420
Colony American Homes Single-Family Rental Pass-Through Certificates
1.11%, 7/17/31 (a)(b)	338	333
Discover Card Execution Note Trust,
0.59%, 7/15/21 (a)	670	672
1.22%, 10/15/19	465	464
Enterprise Fleet Financing LLC
1.05%, 3/20/20 (b)	836	835

Fifth Third Auto Trust
0.88%, 10/16/17	506	507
Ford Credit Auto Owner Trust
2.26%, 11/15/25 (b)	1,165	1,173
GE Dealer Floorplan Master Note Trust
0.66%, 6/20/17 (a)	750	750
GE Equipment Transportation LLC
0.62%, 7/25/16	220	220
GM Financial Leasing Trust
0.73%, 2/20/17 (b)	580	580
Hertz Fleet Lease Funding LP
0.71%, 12/10/27 (a)(b)	575	575
Hyundai Auto Receivables Trust,
0.90%, 12/17/18	941	939
1.01%, 2/15/18	427	428
Invitation Homes 2013-SFR1 Trust
1.40%, 12/17/30 (a)(b)	606	605
Invitation Homes 2014-SFR1 Trust
1.16%, 6/17/31 (a)(b)	429	424
John Deere Owner Trust
0.60%, 3/15/17	1,194	1,196
Nationstar Agency Advance Funding Trust
1.89%, 2/18/48 (b)	100	98
North Carolina State Education Assistance Authority
1.03%, 7/25/25 (a)	625	627
Panhandle-Plains Higher Education Authority, Inc.
1.21%, 7/1/24 (a)	238	239
PFS Tax Lien Trust 2014-1
1.44%, 5/15/29 (b)	433	433
Sunset Mortgage Loan Co.
3.72%, 11/16/44 (b)	348	348
Toyota Auto Receivables Owner Trust
0.89%, 7/17/17	595	596
Volkswagen Credit Auto Master Trust
1.40%, 7/22/19 (b)	398	398
VOLT NPL X LLC
4.75%, 10/25/54 (b)	282	277
VOLT XIX LLC
5.00%, 4/26/55 (b)	200	195
VOLT XXIV LLC
3.25%, 11/25/53 (b)	627	630
Volvo Financial Equipment LLC
0.74%, 3/15/17 (b)	650	651
Wheels SPV LLC
0.84%, 3/20/23 (b)	203	203
World Omni Automobile Lease Securitization Trust
1.10%, 12/15/16	321	322
		20,032
Collateralized Mortgage Obligations - Agency Collateral Series (3.5%)
Federal Home Loan Mortgage Corporation,
1.43%, 8/25/17	688	691
1.56%, 10/25/18	208	210
REMIC
7.50%, 9/15/29	1,027	1,188
Federal National Mortgage Association,
0.59%, 8/25/15	370	370
0.95%, 11/25/15	249	249
1.08%, 2/25/16	433	435

2.17%, 9/25/19 (a)	783	787
		3,930
Commercial Mortgage-Backed Securities (1.5%)
BLCP Hotel Trust
1.11%, 8/15/29 (a)(b)	605	607
Citigroup Commercial Mortgage Trust
2.11%, 1/12/30 (b)	172	174
Hilton USA Trust
1.16%, 11/5/30 (a)(b)	168	167
JP Morgan Chase Commercial Mortgage Securities Trust,
1.14%, 7/15/31 (a)(b)	285	286
5.46%, 12/12/43	400	414
		1,648
Corporate Bonds (64.9%)
Finance (28.1%)
Abbey National Treasury Services PLC
3.05%, 8/23/18	370	383
ABN Amro Bank N.V.
2.50%, 10/30/18 (b)	630	637
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 5/15/19 (b)	345	342
American Express Credit Corp.
2.25%, 8/15/19	675	676
Anthem, Inc.
1.88%, 1/15/18	705	705
Australia & New Zealand Banking Group Ltd.
1.45%, 5/15/18	575	568
Bank of America Corp.
2.60%, 1/15/19	900	907
Bayer US Finance LLC
2.38%, 10/8/19 (b)	600	603
BB&T Corp.
2.25%, 2/1/19	580	582
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20	600	616
BioMed Realty LP
2.63%, 5/1/19	310	310
BNP Paribas SA,
MTN
2.70%, 8/20/18	610	624
BNZ International Funding Ltd.
2.35%, 3/4/19 (b)	650	651
BPCE SA
2.50%, 7/15/19	625	629
Canadian Imperial Bank of Commerce
1.55%, 1/23/18	310	309
Capital One Financial Corp.
2.45%, 4/24/19	1,005	1,004
CIT Group, Inc.
3.88%, 2/19/19	550	550
Citigroup, Inc.
8.50%, 5/22/19	950	1,185
Commonwealth Bank of Australia
2.50%, 9/20/18	600	611
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 1/19/17	330	344
Credit Agricole SA
2.13%, 4/17/18 (b)	775	778

Credit Suisse
2.30%, 5/28/19	650	650
DBS Group Holdings Ltd.
2.25%, 7/16/19 (b)	650	650
Discover Bank
2.00%, 2/21/18	665	664
DNB Bank ASA
3.20%, 4/3/17 (b)	610	633
ERP Operating LP
2.38%, 7/1/19	550	548
General Motors Financial Co., Inc.
2.75%, 5/15/16	325	331
Goldman Sachs Group, Inc. (The)
2.38%, 1/22/18	880	889
HSBC USA, Inc.
2.25%, 6/23/19	659	659
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Series WI
4.88%, 3/15/19	375	375
ING Bank N.V.
3.75%, 3/7/17 (b)	600	628
Intesa Sanpaolo SpA
3.88%, 1/16/18	355	370
JPMorgan Chase & Co.
2.20%, 10/22/19	775	769
Lloyds Bank PLC
2.30%, 11/27/18	400	404
Macquarie Bank Ltd.
2.60%, 6/24/19 (b)	605	611
Metropolitan Life Global Funding I
1.50%, 1/10/18 (b)	775	771
Mizuho Corporate Bank Ltd.
1.85%, 3/21/18 (b)	645	642
National Australia Bank Ltd.
1.25%, 3/17/17 (b)	400	400
Nationwide Building Society
4.65%, 2/25/15 (b)	840	845
Nordea Bank AB
0.88%, 5/13/16 (b)	695	695
Principal Financial Group, Inc.
1.85%, 11/15/17	725	726
QBE Insurance Group Ltd.
2.40%, 5/1/18 (b)	200	200
Royal Bank of Scotland Group PLC
2.55%, 9/18/15	495	500
Skandinaviska Enskilda Banken AB
1.75%, 3/19/18 (b)	380	378
Standard Chartered PLC
1.50%, 9/8/17 (b)	900	899
Sumitomo Mitsui Banking Corp.
2.45%, 1/10/19	630	633
Swedbank AB
1.75%, 3/12/18 (b)	305	305
Synchrony Financial
3.00%, 8/15/19	800	809
Toronto-Dominion Bank (The),
MTN
2.63%, 9/10/18	650	667
UBS AG
2.38%, 8/14/19	925	925

WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%, 9/17/19 (b)	600	600
Wells Fargo & Co.
2.15%, 1/15/19	360	361
		31,551
Industrials (32.4%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (b)	745	760
AbbVie, Inc.
1.75%, 11/6/17	715	717
Altera Corp.
2.50%, 11/15/18	300	302
Altria Group, Inc.
4.13%, 9/11/15	250	256
Amazon.com, Inc.
2.60%, 12/5/19	525	531
American Honda Finance Corp.
1.60%, 2/16/18 (b)	545	543
Amgen, Inc.
2.50%, 11/15/16	425	435
Anadarko Petroleum Corp.
5.95%, 9/15/16	575	615
Applied Materials, Inc.
2.65%, 6/15/16	455	465
ArcelorMittal
5.00%, 2/25/17	375	391
AT&T, Inc.
1.70%, 6/1/17	1,075	1,080
Baidu, Inc.
3.25%, 8/6/18	225	230
BAT International Finance PLC
1.40%, 6/5/15 (b)	600	601
Becton Dickinson and Co.
2.68%, 12/15/19	300	304
Bombardier, Inc.
4.75%, 4/15/19 (b)	300	302
BW Group Ltd.
6.63%, 6/28/17 (b)	325	340
CBS Corp.
2.30%, 8/15/19	625	618
Chesapeake Energy Corp.
6.50%, 8/15/17	350	374
CNH Capital LLC
6.25%, 11/1/16	355	374
Comcast Corp.
5.70%, 5/15/18	520	586
Compass Bank
1.85%, 9/29/17	600	598
Covidien International Finance SA
1.35%, 5/29/15	265	266
CVS Health Corp.
2.25%, 12/5/18	580	586
Daimler Finance North America LLC
2.38%, 8/1/18 (b)	750	761
DISH DBS Corp.
4.63%, 7/15/17	375	389
Eaton Corp.
1.50%, 11/2/17	630	627

eBay, Inc.
2.20%, 8/1/19	600	595
Ecolab, Inc.
3.00%, 12/8/16	320	331
Enterprise Products Operating LLC
2.55%, 10/15/19	325	322
Experian Finance PLC
2.38%, 6/15/17 (b)	600	606
Ford Motor Credit Co., LLC
5.00%, 5/15/18	825	897
Gilead Sciences, Inc.
2.35%, 2/1/20	175	176
Glencore Funding LLC
1.70%, 5/27/16 (b)	650	651
Goldcorp, Inc.
2.13%, 3/15/18	520	514
Harley-Davidson Financial Services, Inc.
1.55%, 11/17/17 (b)	775	769
Heathrow Funding Ltd.
2.50%, 6/25/15 (b)	400	400
Hewlett-Packard Co.
3.30%, 12/9/16	315	325
Home Depot, Inc.
2.00%, 6/15/19	600	602
Hutchison Whampoa International 14 Ltd.
1.63%, 10/31/17 (b)	240	238
Hyundai Capital America
1.63%, 10/2/15 (b)	395	397
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 1/15/19	335	341
Kinder Morgan, Inc.
3.05%, 12/1/19	650	646
L-3 Communications Corp.
1.50%, 5/28/17	275	272
LVMH Moet Hennessy Louis Vuitton SA
1.63%, 6/29/17 (b)	525	526
Marathon Petroleum Corp.
3.50%, 3/1/16	595	610
McKesson Corp.
3.25%, 3/1/16	1,070	1,096
Medtronic, Inc.
2.50%, 3/15/20 (b)	550	552
Nissan Motor Acceptance Corp.
2.65%, 9/26/18 (b)	720	734
Oracle Corp.
2.25%, 10/8/19	600	605
Orange SA
2.75%, 2/6/19	625	637
Origin Energy Finance Ltd.
3.50%, 10/9/18 (b)	200	204
Rio Tinto Finance USA PLC
1.38%, 6/17/16	325	327
RR Donnelley & Sons Co.
6.13%, 1/15/17	300	320
Scripps Networks Interactive, Inc.
2.75%, 11/15/19	575	578
Southwest Airlines Co.
2.75%, 11/6/19	600	603
STATS ChipPAC Ltd.
5.38%, 3/31/16 (b)	300	302

T-Mobile USA, Inc.
5.25%, 9/1/18	500	521
Target Corp.
2.30%, 6/26/19	600	608
Thomson Reuters Corp.,
1.30%, 2/23/17	325	323
1.65%, 9/29/17	150	149
Time Warner Cable, Inc.
6.75%, 7/1/18	400	459
Transocean, Inc.
2.50%, 10/15/17	350	310
TSMC Global Ltd.
1.63%, 4/3/18 (b)	800	786
Tyson Foods, Inc.
2.65%, 8/15/19	600	606
Verizon Communications, Inc.
2.55%, 6/17/19	1,250	1,261
Viacom, Inc.
2.50%, 9/1/18	625	631
Volkswagen International Finance N.V.
1.13%, 11/18/16 (b)	740	740
Waste Management, Inc.
2.60%, 9/1/16	725	742
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	395	406
Wm Wrigley Jr Co.
1.40%, 10/21/16 (b)	600	601
		36,370
Utilities (4.4%)
AES Corp.
8.00%, 10/15/17	40	45
DCP Midstream Operating LP
2.70%, 4/1/19	650	637
Dominion Gas Holdings LLC
2.50%, 12/15/19	825	828
Enbridge, Inc.
0.68%, 6/2/17 (a)	175	174
EnLink Midstream Partners LP
2.70%, 4/1/19	525	518
GDF Suez
1.63%, 10/10/17 (b)	650	650
Northeast Utilities
1.45%, 5/1/18	525	517
NRG Energy, Inc.
7.63%, 1/15/18	275	302
PSEG Power LLC
5.50%, 12/1/15	570	594
Southern Co. (The)
2.15%, 9/1/19	725	721
		4,986
		72,907
Mortgages - Other (4.4%)
Alternative Loan Trust,
0.57%, 2/25/35 (a)	105	99
5.50%, 10/25/35 – 11/25/35	1,003	933
CDGJ Commercial Mortgage Trust
1.55%, 12/15/27 (a)(b)	575	577

CHL Mortgage Pass-Through Trust
5.50%, 5/25/34	435	449
FDIC Guaranteed Notes Trust
0.70%, 2/25/48 (a)(b)	177	177
Freddie Mac Structured Agency Credit Risk Debt Notes
1.17%, 2/25/24 (a)	232	231
Harborview Mortgage Loan Trust
0.35%, 1/19/38 (a)	424	362
JP Morgan Alternative Loan Trust
6.00%, 12/25/35	137	125
Lehman Mortgage Trust
6.50%, 9/25/37	55	48
Opteum Mortgage Acceptance Corp. Trust
0.47%, 4/25/36 (a)	470	405
RALI Trust,
0.35%, 12/25/36 (a)	584	452
6.00%, 11/25/36	170	135
Sequoia Mortgage Trust
0.78%, 8/20/34 (a)	567	540
Washington Mutual Mortgage Pass-Through Certificates Trust,
1.07%, 8/25/46 (a)	511	354
1.10%, 6/25/46 (a)	67	48
		4,935
Sovereign (1.5%)
Korea Development Bank (The)
1.50%, 1/22/18	690	683
Qatar Government International Bond
4.00%, 1/20/15 (b)	500	501
Spain Government International Bond
4.00%, 3/6/18 (b)	500	527
		1,711
Total Fixed Income Securities (Cost $109,310)		110,145

Shares
Short-Term Investments (1.8%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $1,083)	1,082,547	1,083

	Face
	Amount
	(000)
U.S. Treasury Securities (0.8%)
U.S. Treasury Bills,
0.01%, 2/12/15 (d)(e)	$50	50
0.03%, 2/12/15 (d)(e)	125	125
0.04%, 2/12/15 (d)(e)	115	115
0.05%, 2/12/15 (d)(e)	578	578
Total U.S. Treasury Securities (Cost $868)		868
Total Short-Term Investments (Cost $1,951)		1,951

Total Investments (99.8%) (Cost $111,261) (f)+	112,096
Other Assets in Excess of Liabilities (0.2%)	260
Net Assets (100.0%)	$112,356

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2014.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended December 31, 2014, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(d)	Rate shown is the yield to maturity at December 31, 2014.
(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(f)	Securities are available for collateral in connection with open futures contracts and swap agreements.
+

At December 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $111,261,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $835,000 of which approximately $1,063,000 related to appreciated securities and approximately $228,000 related to depreciated securities.

FDIC	Federal Deposit Insurance Corporation.
MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.

Futures Contracts:

The Portfolio had the following futures contracts open at December 31, 2014:

				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury 2 yr. Note	453	$99,023	Mar-15	$(136)
U.S. Treasury Long Bond	8	1,156	Mar-15	31
Short:
U.S. Treasury 5 yr. Note	397	(47,215)	Mar-15	19
U.S. Treasury 10 yr. Note	19	(2,409)	Mar-15	(13)
				$(99)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at December 31, 2014:

					Upfront
					Payment			Credit
		Notional			Paid	Unrealized		Rating of
Swap Counterparty and	Buy/Sell	Amount	Pay/Receive	Termination	(Received)	Depreciation	Value	Reference
Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)	(000)	(000)	Obligation†
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$645	1.00%	3/20/19	$12	$(21)	$(9)	BBB+
Barclays Bank PLC
Yum! Brands, Inc.	Buy	625	1.00	12/20/18	(11)	(2)	(13)	BBB
Morgan Stanley & Co., LLC *
CDX.IG.23	Buy	1,200	1.00	12/20/19	(19)	(— )@	(19)	NR
		$2,470			$(18)	$(23)	$(41)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at December 31, 2014:

					Notional	Unrealized
	Floating Rate	Pay/Receive	Fixed	Termination	Amount	Depreciation
Swap Counterparty	Index	Floating Rate	Rate	Date	(000)	(000)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.14%	7/23/17	$6,188	$(30)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.18	9/4/17	4,400	(17)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.17	9/5/17	7,300	(26)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.19	9/10/17	16,200	(63)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.81	9/4/19	1,300	(13)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.80	9/5/19	2,197	(21)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.85	9/10/19	4,698	(54)
						$(224)

†	Credit Rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.
@	Value is less than $500.
LIBOR	London Interbank Offered Rate
NR	Not Rated.

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2014 (unaudited)

	Shares	Value (000)
Short-Term Investment (100.0%)
Investment Company (100.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (a) (Cost $10,000)	10,000,000	$10,000
Total Investments (100.0%) (Cost $10,000) +		10,000
Other Assets in Excess of Liabilities (0.0%)		—
Net Assets (100.0%)		$10,000

(a)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended December 31, 2014, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

+

At December 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $10,000,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $0 of which approximately $0 related to appreciated securities and approximately $0 related to depreciated securities.

Morgan Stanley Institutional Fund Trust

Notes to the Portfolio of Investments • December 31, 2014 (unaudited)

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service may utilize a matrix system or other model incorporating attributes such as  security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer  market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing  service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) swaps are marked-to-market daily based upon quotations from market makers; (7) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price).  If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer; (8) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have the ultimate responsibility of determining the fair value of the investments. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio’s investments as of December 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$38	$—	$38
Agency Fixed Rate Mortgages	—	11,758	—	11,758
Asset-Backed Securities	—	951	—	951
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,858	—	1,858
Commercial Mortgage-Backed Securities	—	4,120	—	4,120
Corporate Bonds	—	33,099	—	33,099
Mortgages - Other	—	1,319	—	1,319
Sovereign	—	54,399	—	54,399
U.S. Treasury Securities	—	15,028	—	15,028
Total Fixed Income Securities	—	122,570	—	122,570
Common Stocks
Aerospace & Defense	2,775	912	—	3,687
Air Freight & Logistics	971	373	—	1,344
Airlines	29	158	—	187
Auto Components	584	1,264	—	1,848
Automobiles	587	3,754	—	4,341
Banks	14,267	14,482	—	28,749
Beverages	3,090	3,168	—	6,258
Biotechnology	4,686	564	—	5,250
Building Products	19	899	—	918
Capital Markets	4,366	1,610	—	5,976
Chemicals	2,216	3,883	—	6,099
Commercial Services & Supplies	833	624	—	1,457
Communications Equipment	2,883	726	—	3,609
Construction & Engineering	190	752	—	942
Construction Materials	—	337	—	337
Consumer Finance	1,263	—	—	1,263
Containers & Packaging	229	138	—	367
Distributors	12	—	—	12
Diversified Consumer Services	272	—	—	272
Diversified Financial Services	1,027	1,052	—	2,079
Diversified Telecommunication Services	2,545	5,199	—	7,744
Electric Utilities	3,388	2,620	—	6,008
Electrical Equipment	791	1,473	—	2,264
Electronic Equipment, Instruments & Components	417	1,276	—	1,693
Energy Equipment & Services	2,426	379	—	2,805
Food & Staples Retailing	5,960	2,294	—	8,254
Food Products	2,271	5,277	—	7,548
Gas Utilities	40	762	—	802
Health Care Equipment & Supplies	4,219	730	—	4,949
Health Care Providers & Services	4,396	328	—	4,724
Health Care Technology	198	—	—	198
Hotels, Restaurants & Leisure	2,898	813	—	3,711
Household Durables	190	538	—	728
Household Products	4,102	1,337	—	5,439
Independent Power Producers & Energy Traders	60	89	—	149
Industrial Conglomerates	1,465	1,723	—	3,188
Information Technology Services	4,865	572	—	5,437
Insurance	1,526	5,773	—	7,299
Internet & Catalog Retail	1,038	139	—	1,177
Internet Software & Services	3,210	69	—	3,279
Leisure Products	68	—	—	68
Life Sciences Tools & Services	820	118	—	938
Machinery	1,990	2,569	—	4,559
Marine	—	370	—	370
Media	7,460	1,507	—	8,967
Metals & Mining	884	3,565	—	4,449
Multi-Utilities	2,368	1,612	—	3,980
Multi-line Retail	1,976	326	—	2,302
Oil, Gas & Consumable Fuels	11,575	6,286	—	17,861
Paper & Forest Products	50	224	—	274
Personal Products	349	876	—	1,225
Pharmaceuticals	8,595	10,681	—	19,276
Professional Services	688	695	—	1,383
Real Estate Investment Trusts (REITs)	4,328	1,573	—	5,901
Real Estate Management & Development	575	2,070	—	2,645
Road & Rail	2,326	1,522	—	3,848
Semiconductors & Semiconductor Equipment	3,554	782	—	4,336
Software	4,951	789	—	5,740
Specialty Retail	6,109	1,451	—	7,560
Tech Hardware, Storage & Peripherals	8,986	621	—	9,607
Textiles, Apparel & Luxury Goods	940	1,760	—	2,700
Thrifts & Mortgage Finance	98	—	—	98
Tobacco	2,126	2,200	—	4,326
Trading Companies & Distributors	328	1,089	—	1,417
Transportation Infrastructure	—	587	—	587
Wireless Telecommunication Services	269	2,355	—	2,624
Total Common Stocks	157,717	111,715	—	269,432
Investment Companies	423	1,135	—	1,558
Rights	9	—	—	9
Warrants	2	—	—	2
Short-Term Investments
Investment Company	50,223	—	—	50,223
U.S. Treasury Securities	—	4,944	—	4,944
Total Short-Term Investments	50,223	4,944	—	55,167
Foreign Currency Forward Exchange Contracts	—	2,366	—	2,366
Futures Contracts	1,976	—	—	1,976
Interest Rate Swap Agreements	—	217	—	217
Total Return Swap Agreements	—	1,359	—	1,359
Total Assets	$210,350	$244,306	$—	$454,656
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1,768)	—	(1,768)
Futures Contracts	(1,509)	—	—	(1,509)
Credit Default Swap Agreements	—	(162)	—	(162)
Interest Rate Swap Agreements	—	(353)	—	(353)
Total Return Swap Agreements	—	(1,502)	—	(1,502)
Total Liabilities	(1,509)	(3,785)	—	(5,294)
Total	$208,841	$240,521	$—	$449,362

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2014, securities with a total value of approximately $112,635,000 transferred from Level 1 to Level 2. At December 31, 2014, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Mid Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$174,606	$—	$—	$174,606
Automobiles	236,823	—	—	236,823
Beverages	69,090	—	—	69,090
Biotechnology	136,698	—	—	136,698
Commercial Services & Supplies	74,008	—	—	74,008
Communications Equipment	73,329	—	—	73,329
Diversified Financial Services	363,764	—	—	363,764
Electrical Equipment	36,250	—	—	36,250
Food Products	458,439	—	—	458,439
Health Care Equipment & Supplies	347,723	—	—	347,723
Health Care Technology	249,690	—	—	249,690
Hotels, Restaurants & Leisure	355,205	—	—	355,205
Information Technology Services	342,015	—	—	342,015
Internet & Catalog Retail	235,498	47,392	—	282,890
Internet Software & Services	1,028,485	—	71,576	1,100,061
Life Sciences Tools & Services	388,158	—	—	388,158
Machinery	122,054	—	—	122,054
Media	—	—	75,941	75,941
Pharmaceuticals	274,176	—	—	274,176
Professional Services	321,542	—	—	321,542
Software	783,988	—	—	783,988
Tech Hardware, Storage & Peripherals	62,035	—	—	62,035
Textiles, Apparel & Luxury Goods	301,318	—	—	301,318
Total Common Stocks	6,434,894	47,392	147,517	6,629,803
Convertible Preferred Stocks	—	—	7,348	7,348
Preferred Stocks	—	—	202,864	202,864
Call Options Purchased	—	8,114	—	8,114
Short-Term Investments
Investment Company	245,403	—	—	245,403
Repurchase Agreement	—	23,409	—	23,409
Total Short-Term Investments	245,403	23,409	—	268,812
Total Assets	$6,680,297	$78,915	$357,729	$7,116,941

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2014, securities with a total value of approximately $47,392,000 transferred from Level 1 to Level 2. At December 31, 2014, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

MSIFT Mid Cap Growth

	Common Stocks (000)	Convertible Preferred Stocks (000)	Preferred Stocks (000)
Beginning Balance	$132,566	$8,195	$123,480
Purchases	—	—	28,952
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate Actions	—	—	—
Fund Merger	—	—	—
Change in unrealized appreciation/depreciation	14,951	(847)	50,432
Realized gains (losses)	—	—	—
Ending Balance	$147,517	$7,348	$202,864

Net change in unrealized appreciation/depreciation from investments still held as of December 31, 2014	$14,951	$(847)	$50,432

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2014.

Mid Cap Growth

Fair Value at December 31, 2014	Valuation Technique	Unobservable Input	Range	Selected Value	Impact to Valuation from an Increase in Input

Internet & Catalog Retail
Convertible Preferred Stock	$246	Market Transaction Method	Escrow Cash Receivable from Liquidation	$0.43	$0.43	$0.43	Increase
Preferred Stocks	$59,183	Market Transaction Method	Tender Offer Valuation	$50.41	$50.41	$50.41	Increase
$67,883	Market Transaction Method	Precedent Transaction of Preferred Stock	$119.76	$119.76	$119.76	Increase

Internet Software & Services
Common Stock	$71,576	Market Transaction Method	Tender Offer Valuation	$19.10	$19.10	$19.10	Increase
Convertible Preferred Stock	$7,102

Preferred Stock	$28,953	Market Transaction Method	Precedent Transaction	$16.45	$16.45	$16.45	Increase
Discounted Cash Flow	Weighted Average Cost of Capital	16.0%	18.0%	17.0%	Decrease
Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
Market Comparable Companies	Enterprise Value/Revenue	5.2x	11.2x	11.2x	Increase
Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Media
Common Stock	$75,941	Market Transaction Method	Precedent Transaction	$2,119.29	$2,119.29	$2,119.29	Increase
Discounted Cash Flow	Weighted Average Cost of Capital	14.0%	16.0%	15.0%	Decrease
Perpetual Growth Rate	3.0%	5.0%	4.0%	Increase
Market Comparable Companies	Enterprise Value/Revenue	3.4x	8.3x	5.8x	Increase
Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Software

Preferred Stocks	$46,845	Market Transaction Method	Precedent Transaction of Preferred Stock	$8.89	$8.89	$8.89	Increase
Market Transaction Method	Precedent Transaction of Preferred Stock	$6.13	$6.13	$6.13	Increase
Discounted Cash Flow	Weighted Average Cost of Capital	16.0%	18.0%	17.0%	Decrease
Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
Market Comparable Companies	Enterprise Value/Revenue	10.2	x	13.1	x	11.2	x	Increase
Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Fixed Income
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$4,246	$—	$4,246
Asset-Backed Security	—	122	—	122
Collateralized Mortgage Obligations - Agency Collateral Series	—	613	—	613
Corporate Bonds	—	5,284	—	5,284
Sovereign	—	201	—	201
U.S. Treasury Securities	—	2,732	—	2,732
Total Fixed Income Securities	—	13,198	—	13,198
Short-Term Investments
Investment Company	2,335	—	—	2,335
U.S. Treasury Securities	—	97	—	97
Total Short-Term Investments	2,335	97	—	2,432
Futures Contract	12	—	—	12
Interest Rate Swap Agreement	—	— @	—	— @
Total Assets	$2,347	$13,295	$—	$15,642
Liabilities:
Futures Contracts	(26)	—	—	(26)
Credit Default Swap Agreements	—	(9)	—	(9)
Interest Rate Swap Agreements	—	(22)	—	(22)
Total Liabilities	(26)	(31)	—	(57)
Total	$2,321	$13,264	$—	$15,585

@ Value is less than $500

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2014, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$1,200	$—	$1,200
Agency Fixed Rate Mortgages	—	45,427	—	45,427
Asset-Backed Securities	—	2,315	—	2,315
Collateralized Mortgage Obligations - Agency Collateral Series	—	6,601	—	6,601
Commercial Mortgage-Backed Securities	—	14,768	—	14,768
Corporate Bonds	—	72,210	—	72,210
Mortgages - Other	—	20,140	—	20,140
Municipal Bonds	—	2,498	—	2,498
Sovereign	—	11,526	—	11,526
U.S. Agency Securities	—	3,451	—	3,451
U.S. Treasury Securities	—	20,958	—	20,958
Total Fixed Income Securities	—	201,094	—	201,094
Short-Term Investments
Investment Company	39,029	—	—	39,029
U.S. Treasury Securities	—	781	—	781
Total Short-Term Investments	39,029	781	—	39,810
Foreign Currency Forward Exchange Contracts	—	375	—	375
Futures Contracts	68	—	—	68
Interest Rate Swap Agreement	—	2	—	2
Total Assets	$39,097	$202,252	$—	$241,349
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(63)	—	(63)
Futures Contracts	(292)	—	—	(292)
Credit Default Swap Agreements	—	(37)	—	(37)
Interest Rate Swap Agreements	—	(373)	—	(373)
Total Liabilities	(292)	(473)	—	(765)
Total	$38,805	$201,779	$—	$240,584

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2014, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Corporate Bond
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$317	$—	$317
Collateralized Mortgage Obligation - Agency Collateral Series	—	5	—	5
Corporate Bonds	—	37,468	—	37,468
Variable Rate Senior Loan Interests	—	167	—	167
Total Fixed Income Securities	—	37,957	—	37,957
Short-Term Investments
Investment Company	4,467	—	—	4,467
U.S. Treasury Securities	—	354	—	354
Total Short-Term Investments	4,467	354	—	4,821
Futures Contracts	125	—	—	125
Total Assets	$4,592	$38,311	$—	$42,903
Liabilities:
Futures Contracts	(97)	—	—	(97)
Credit Default Swap Agreements	—	(8)	—	(8)
Interest Rate Swap Agreements	—	(104)	—	(104)
Total Liabilities	(97)	(112)	—	(209)
Total	$4,495	$38,199	$—	$42,694

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2014, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
High Yield
Assets:
Fixed Income Securities
Corporate Bonds	$—	$49,503	$—	$49,503
Sovereign	—	719	—	719
Variable Rate Senior Loan Interests	—	683	—	683
Total Fixed Income Securities	—	50,905	—	50,905
Short-Term Investment
Investment Company	933	—	—	933
Total Assets	$933	$50,905	$—	$51,838

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2014, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Limited Duration
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$4,471	$—	$4,471
Agency Fixed Rate Mortgages	—	511	—	511
Asset-Backed Securities	—	20,032	—	20,032
Collateralized Mortgage Obligations - Agency Collateral Series	—	3,930	—	3,930
Commercial Mortgage-Backed Securities	—	1,648	—	1,648
Corporate Bonds	—	72,907	—	72,907
Mortgages - Other	—	4,935	—	4,935
Sovereign	—	1,711	—	1,711
Total Fixed Income Securities	—	110,145	—	110,145
Short-Term Investments
Investment Company	1,083	—	—	1,083
U.S. Treasury Securities	—	868	—	868
Total Short-Term Investments	1,083	868	—	1,951
Futures Contracts	50	—	—	50
Total Assets	$1,133	$111,013	$—	$112,146
Liabilities:	(149)	—	—	(149)
Futures Contracts
Credit Default Swap Agreements	—	(23)	—	(23)
Interest Rate Swap Agreements	—	(224)	—	(224)
Total Liabilities	(149)	(247)	—	(396)
Total	$984	$110,766	$—	$111,750

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2014, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Strategic Income
Assets:
Short-Term Investment
Investment Company	$10,000	$—	$—	$10,000
Total Assets	$10,000	$—	$—	$10,000

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2014, the Portfolio did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 18, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2015